Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.6%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 426,511 $ 4,431,444
Total Long-Term Investments — 99.6%
(Cost: $ 4,514,409 ) ................................ 4,431,444
Security Shares Value
Short-Term Securities
Money Market Funds — 1 .1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(a) (b)
.................. 49,557 $ 49,557
Total Short-Term Securities — 1 .1%
(Cost: $ 49,557 ) ................................. 49,557
Total Investments — 100 .7%
(Cost: $ 4,563,966 )
(c)
.............................. 4,481,001
Liabilities in Excess of Other Assets — (0.7) % ............ (30,835)
Net Assets — 100.0% .............................. $ 4,450,166
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 90,664 $ — $ (41,107)
(a)
$ — $ — $ 49,557 49,557 $ 706 $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,503,951 — — — (72,507) 4,431,444 426,511 66,961 —
$ — $ (72,507) $ 4,481,001 $ 67,667 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,431,444 $ — $ — $ 4,431,444
Short-Term Securities
Money Market Funds ...................................... 49,557 — — 49,557
$ 4,481,001 $ — $ — $ 4,481,001

Additional Financial Information
Schedule of Investments (Unaudited)
March 31, 2026
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Consolidated Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 4.87%, 04/15/38
(a) (b)
........... USD 6,000 $ 5,991,000
720 East CLO VIII Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.39%, 07/20/38
(a) (b)
........... 10,000 10,002,827
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.73%, 02/15/37
(a) (c)
................. EUR 490 569,198
ACRES Commercial Realty Issuer LLC, Series
2026-FL4, Class A, (1-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.11%, 08/18/44
(a) (b)
USD 2,000 1,996,753
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.01%, 07/17/37 ................. 5,000 5,000,654
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 07/17/37 ................. 1,000 1,001,198
AMSR Trust
(b)
Series 2021-SFR3, Class F, 3.23%, 10/17/38 11,000 10,833,366
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ...................... 500 476,069
Series 2026-SFR1, Class F1, 3.78%,
04/17/31 ...................... 5,769 4,977,547
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.07%, 07/22/37
(a) (b)
. 700 700,624
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.08%, 07/20/38
(a) (b)
. 7,000 7,002,571
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.08%, 04/15/34
(a) (b)
. 1,000 1,000,113
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.02%, 10/15/38
(a) (b)
. 3,000 3,002,595
Anchorage Capital CLO 31 Ltd., Series 2025-
31A, Class A1, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.06%, 10/20/38
(a) (b)
. 10,000 10,002,372
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 07/15/37
(a) (b)
. 8,000 8,002,754
Apidos CLO LIV, Series 2025-54A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 10/20/38
(a) (b)
........... 2,000 2,000,402
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 07/15/37
(a) (b)
........... 10,000 10,002,658
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1R, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
10/25/38 ...................... 2,000 1,998,000
Series 2024-1A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
10/25/38 ...................... 1,809 1,810,433
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 07/25/39
(a) (c)
................. EUR 530 609,608
AREIT, Series 2025-CRE11, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 07/25/43
(a) (b)
................. USD 10,000 10,003,514
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.07%, 12/17/29
(a) (b)
................. 10,060 10,033,682
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.17%, 07/27/37
(a) (b)
...... USD 3,000 $ 3,001,769
Ares Loan Funding VIII Ltd., Series 2024-ALF8,
Class A1, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 01/24/38
(a) (b)
...... 3,500 3,497,705
Ares LXX CLO Ltd., Series 2023-70A, Class
A1R, (3-mo. CME Term SOFR at 1.25% Floor
+ 1.25%), 4.92%, 01/25/39
(a) (b)
.......... 3,000 2,997,079
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 07/15/38
(a) (b)
........... 2,000 2,001,390
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.02%, 01/15/38
(a) (b)
...... 4,000 4,001,175
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.09%, 07/18/37
(a) (b)
.......... 6,500 6,504,588
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 01/15/39
(a) (c)
................. EUR 770 870,858
Arini US CLO IV Ltd., Series 4A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor + 1.26%),
4.93%, 01/15/39
(a) (b)
................. USD 8,000 7,997,886
Aurium CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.15% Floor + 3.15%),
5.28%, 10/15/38
(a) (c)
................. EUR 350 397,872
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
4.82%, 04/15/38
(a) (c)
................. 530 598,473
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.07%, 01/15/38
(a) (c)
................. 570 649,176
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.05%, 07/20/37 ................. USD 5,000 5,001,410
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
5.37%, 07/20/37 ................. 1,000 999,390
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 04/15/37 ................. 5,000 5,001,498
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
04/15/37 ...................... 1,000 1,001,871
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.91%, 10/25/38
(a) (b)
........... 4,500 4,497,750
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 04/15/34
(a) (b)
........... 3,000 3,003,297
BBAM US CLO III Ltd., Series 2023-3A, Class
A1R, (3-mo. CME Term SOFR at 1.17% Floor
+ 1.17%), 4.84%, 10/15/38
(a) (b)
.......... 2,000 1,995,927
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.04%, 01/25/35 ................. 198 208,033
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.13%, 09/25/36 ................. 240 236,535
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. 1,514 1,441,259

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 03/25/37 ................. USD 1,216 $ 1,173,861
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.07%,
04/25/37 ...................... 2,982 2,888,658
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.52%,
04/25/34
(a)
....................... 731 734,116
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 5.07%, 10/20/38
(a) (b)
5,000 4,996,582
Benefit Street Partners CLO IV Ltd., Series 2014-
IVA, Class AR5, (3-mo. CME Term SOFR at
1.25% Floor + 1.25%), 4.92%, 10/20/38
(a) (b)
. 2,500 2,498,270
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.85%, 04/20/38
(a) (b)
. 3,000 2,994,000
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
07/15/37
(a) (b)
...................... 2,200 2,200,827
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 4.85%, 01/25/38
(a) (b)
20,250 20,204,577
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 01/25/38
(a) (b)
3,000 2,999,263
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 10,000 10,001,377
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 4.93%,
01/19/38 ...................... 2,500 2,497,778
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
01/19/38 ...................... 7,500 7,492,944
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/22/37 ...................... 17,000 17,012,900
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/22/37 ...................... 2,000 1,999,354
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 04/20/37
(a) (b)
........... 1,000 1,000,207
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 4.89%, 04/20/38
(a) (b)
........... 3,000 2,996,276
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.00%, 07/20/38
(a) (b)
........... 10,000 10,003,689
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.22%, 05/15/37
(a) (b)
...... 3,000 3,001,105
Buckhorn Park CLO Ltd., Series 2019-1A, Class
CRR, (3-mo. CME Term SOFR at 1.85% Floor
+ 1.85%), 5.52%, 07/18/34
(a) (b)
.......... 2,500 2,493,909
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 5.83%,
07/15/31 ...................... 1,500 1,505,442
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 5.93%,
07/15/30 ...................... USD 5,000 $ 5,018,091
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.07%, 10/21/37 ................. 10,000 10,010,548
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
10/15/37 ...................... 5,500 5,501,992
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 4.96%,
01/15/38 ...................... 5,000 4,998,877
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.08%, 07/25/37 ................. 5,500 5,503,632
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.04%, 04/25/36
(a)
.. 2,876 2,675,181
CarVal CLO IV Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 4.97%, 03/31/38
(a) (b)
........... 3,510 3,509,948
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.13%, 10/15/34
(a) (b)
........... 2,000 2,002,218
CIFC European Funding CLO II DAC, Series 2X,
Class DR, (3-mo. EURIBOR at 3.00% Floor +
3.00%), 5.02%, 10/15/39
(a) (c)
........... EUR 710 814,462
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.03%, 10/24/37 ................. USD 5,000 5,001,831
Series 2014-3A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 4.85%,
03/31/38 ...................... 1,500 1,497,000
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
4.66%, 01/17/35 ................. 6,000 5,987,892
Series 2017-1A, Class BRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
5.72%, 04/21/37 ................. 2,000 2,002,162
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
01/18/38 ...................... 1,000 999,390
Series 2018-4A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%), 4.89%,
01/17/38 ...................... 2,700 2,697,653
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/17/38 ...................... 2,000 1,999,267
Series 2019-5A, Class A1R2, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%),
4.94%, 10/15/38 ................. 16,500 16,497,429
Series 2019-5A, Class BR2, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/15/38 ...................... 2,200 2,198,284
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/16/37 ...................... 10,000 10,019,737
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 4.97%,
01/15/40 ...................... 2,500 2,500,246
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
01/15/40 ...................... 2,000 2,000,249

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-1A, Class CR, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.77%,
07/25/37 ...................... USD 9,500 $ 9,509,537
Series 2021-4A, Class AR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.03%,
07/23/37 ...................... 9,000 9,004,580
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
10/15/34 ...................... 600 600,092
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 4.91%,
10/15/38 ...................... 4,500 4,498,844
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.19%,
04/22/37 ...................... 3,000 3,000,876
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/21/37 ...................... 5,000 5,002,704
Series 2025-4A, Class A1, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.40%,
10/24/38 ...................... 5,000 5,000,391
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.26%, 08/25/36
(a)
.. 2,926 2,741,327
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.20%, 04/20/37 ................. 5,300 5,301,402
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.62%, 04/20/37 ................. 1,500 1,500,377
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.12%, 04/20/37 ................. 2,500 2,500,000
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 27 33,951
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 630 638,503
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 10/15/37
(a) (c)
................. EUR 770 882,885
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.21%, 11/20/38
(a) (c)
................. 680 772,946
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.13%,
07/25/37
(a) (b)
...................... USD 1,020 679,677
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.68%, 11/15/33
(a) (c)
................. EUR 166 192,129
Diameter Capital CLO 10 Ltd.
(a)(b)
Series 2025-10A, Class A, (3-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 4.98%,
04/20/38 ...................... USD 9,000 9,001,358
Series 2025-10A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
04/20/38 ...................... 5,000 5,004,354
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1R, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 01/15/38
(a) (b)
...... 5,000 5,000,104
Diameter Capital CLO 5 Ltd., Series 2023-5A,
Class A1R, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 4.91%, 01/15/39
(a) (b)
...... 5,000 4,997,441
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.28%, 04/15/37
(a) (b)
...... 5,000 5,001,407
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/20/37
(a) (b)
...... USD 4,810 $ 4,814,239
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 4.84%, 04/20/38
(a) (b)
...... 3,000 2,993,584
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 5.98%, 07/18/30
(a) (b)
...... 2,000 2,008,156
Eaton Vance CLO Ltd., Series 2019-1A, Class
AR2, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.18%, 07/15/37
(a) (b)
.......... 2,500 2,501,338
Elevation CLO Ltd., Series 2026-19A, Class A1,
(3-mo. CME Term SOFR at 1.28% Floor +
1.28%), 4.94%, 03/31/38
(a) (b)
........... 2,500 2,498,841
Elm Park CLO DAC, Series 1X, Class DR3,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.32%, 01/15/38
(a) (c)
................. EUR 1,340 1,531,926
Elmwood CLO 14 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.30% Floor
+ 1.30%), 4.97%, 10/20/38
(a) (b)
.......... USD 3,000 3,001,405
Elmwood CLO 23 Ltd., Series 2023-2A, Class
AR, (3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 04/16/36
(a) (b)
........... 3,000 3,000,712
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 01/17/38
(a) (b)
........... 1,000 997,374
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.37%, 10/20/37
(a) (b)
.......... 2,000 1,998,760
Elmwood CLO III Ltd., Series 2019-3A, Class
A1RR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.05%, 07/18/37
(a) (b)
...... 2,500 2,501,127
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 04/20/38
(a) (b)
........... 1,500 1,500,188
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 04/25/37
(a) (b)
........... 2,500 2,500,546
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.03%, 10/25/36 ................. 2,730 1,738,639
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.11%, 10/25/36 ................. 1,601 1,047,829
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
3.94%, 12/25/36 ................. 1,660 1,459,470
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
4.35%, 01/25/36 ................. 3,116 3,083,996
FirstKey Homes Trust, Series 2022-SFR1, Class
E1, 5.00%, 05/19/39
(b)
............... 6,000 5,929,426
Flatiron CLO 28 Ltd., Series 2024-1A, Class BR,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.17%, 07/15/36
(a) (b)
........... 2,000 1,998,617
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,852,728
FS Rialto Issuer LLC
(a)(b)
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
08/19/42 ...................... 10,740 10,716,933
Series 2026-FL11, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.13%,
01/19/44 ...................... 704 701,732

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.12%, 04/15/37
(a) (b)
........... USD 750 $ 750,000
Garnet CLO 4 Ltd., Series 2025-4A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 4.90%, 01/20/39
(a) (b)
........... 2,500 2,498,734
GoldenTree Loan Management US CLO 17 Ltd.,
Series 2023-17A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.32%,
01/20/39
(a) (b)
...................... 2,500 2,498,075
GoldenTree Loan Management US CLO 9 Ltd.,
Series 2021-9A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 0.00%,
04/20/37
(a) (b)
...................... 8,000 8,000,000
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.01%,
10/20/37
(a) (b)
...................... 17,000 17,004,532
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 5.67%, 04/20/37
(a) (b)
2,000 2,001,448
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 4.95%,
10/25/37
(a) (b)
...................... 2,350 2,349,422
Golub Capital Partners CLO 64B-R Ltd., Series
2022-64A, Class AR, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 10/25/37
(a) (b)
2,000 2,000,385
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.07%, 07/25/37
(a) (b)
2,000 2,000,899
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.34%, 10/25/37
(a) (b)
3,000 2,996,284
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 4.98%, 07/20/38
(a) (b)
5,000 5,002,179
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.00%, 07/20/38
(a) (b)
. 2,500 2,501,566
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 5.65%, 12/15/34 .......... GBP 100 122,707
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 5.93%,
03/15/36
(c)
..................... 100 121,949
GreenPoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,186 1,646,318
Greystone CRE Notes 2025 LLC, Series 2025-
HC4, Class A, (1-mo. CME Term SOFR at
1.78% Floor + 1.78%), 5.46%, 10/15/42
(a) (b)
. 7,000 7,003,542
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 4.49%,
12/25/35
(a)
..................... 1,025 455,687
Series 2006-4, Class 1A1, 4.01%, 03/25/36
(a)
2,288 1,578,955
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.15%,
03/25/36
(a)
..................... 3,182 891,029
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,117 677,645
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.07%,
11/25/36 ...................... 5,724 2,615,023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.27%,
08/25/36 ...................... USD 1,155 $ 999,776
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.08%, 04/20/34
(a) (b)
........... 1,750 1,751,964
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 5.73%, 01/30/35
(a) (b)
........... 3,500 3,488,588
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.02%, 01/20/38
(a) (b)
.......... 4,000 4,000,000
Hambridge Euro CLO 1 DAC, Series 1X, Class
D, (3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.34%, 10/20/38
(a) (c)
................. EUR 710 818,321
Henley CLO XI DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.63%,
04/25/39
(a) (c)
...................... 1,120 1,249,254
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.12%, 01/15/38
(a) (c)
................. 680 781,610
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.05%, 07/18/38
(a) (b)
........... USD 2,000 2,001,233
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
04/20/35 ...................... 3,125 3,127,627
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 5.82%,
04/20/35 ...................... 5,000 5,005,772
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 4.99%,
07/25/36
(a)
....................... 2,975 2,730,832
Kennedy Lewis CLO 16 Ltd., Series 2024-16A,
Class B, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 5.52%, 07/20/37
(a) (b)
...... 4,000 4,009,049
Kennedy Lewis CLO 17 Ltd., Series 2024-17A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.07%, 10/22/37
(a) (b)
...... 10,000 10,008,675
Kennedy Lewis CLO 19 Ltd., Series 2025-19A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 04/22/36
(a) (b)
...... 4,000 3,997,292
Kennedy Lewis CLO 2 Ltd., Series 2A, Class
AR2, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 5.08%, 10/22/37
(a) (b)
.......... 7,965 7,972,446
Kennedy Lewis CLO 4 Ltd., Series 4A, Class
BRR, (3-mo. CME Term SOFR at 1.75% Floor
+ 1.75%), 5.42%, 07/20/37
(a) (b)
.......... 2,750 2,749,470
Kennedy Lewis CLO 7 Ltd., Series 7A, Class
A1R, (3-mo. CME Term SOFR at 1.62% Floor
+ 1.62%), 5.29%, 04/22/37
(a) (b)
.......... 3,000 3,000,993
Kennedy Lewis CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.02%, 01/20/38
(a) (b)
........... 3,000 2,999,959
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.09%, 12/25/37
(a)
............ 4,161 4,241,483
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.31%,
08/25/45 ...................... 1,201 1,193,991
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.09%,
05/25/36 ...................... 19,209 10,049,755

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.09%,
07/25/36 ...................... USD 5,430 $ 2,202,606
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.10%,
08/25/36 ...................... 5,666 2,930,282
Series 2006-9, Class 2A2, (1-mo. CME Term
SOFR at 0.22% Floor + 0.33%), 4.01%,
10/25/36 ...................... 1,643 494,721
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
4.39%, 01/25/36 ................. 1,107 1,013,228
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 5.62%, 04/25/37
(a) (b)
. 1,700 1,700,409
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 4.85%, 03/25/38
(a) (b)
. 2,000 1,996,073
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
10/15/32 ...................... 6,000 6,003,125
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
5.87%, 10/15/32 ................. 4,750 4,767,833
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.10%, 08/15/37
(a) (b)
...... 5,000 5,001,582
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.31%, 06/25/36
(a) (b)
1,565 1,481,896
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2025-FL20, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.13%,
02/18/43
(a) (b)
...................... 6,536 6,518,306
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 562 110,877
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class B, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.32%,
07/20/39
(a) (b)
...................... 1,700 1,698,692
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class AR, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 4.90%,
10/16/37
(a) (b)
...................... 3,500 3,497,372
New Mountain CLO 3 Ltd.
(a)(b)
Series CLO-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.00%,
10/20/38 ...................... 6,500 6,504,006
Series CLO-3A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
10/20/38 ...................... 1,000 1,000,621
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.26%, 01/20/38 ................. 6,000 6,003,743
Series 2020-1A, Class ARR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.86%, 01/15/38 ................. 10,000 9,986,740
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.22%, 01/15/38 ................. 3,500 3,494,516
Series 2023-2A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/38 ...................... 5,000 5,001,773
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 5.62%,
04/20/37 ...................... USD 3,000 $ 3,003,878
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
10/22/37 ...................... 4,000 3,998,669
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
161 161,257
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,203 833,288
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 248 79,453
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 01/26/38 ................. 3,700 3,704,662
Series 2016-11A, Class AR3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
4.97%, 07/26/38 ................. 5,000 5,001,258
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 07/20/37 ................. 5,000 5,002,451
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
5.67%, 07/20/37 ................. 1,000 1,001,285
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.04%, 07/20/37 ................. 15,000 15,006,592
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
4.85%, 04/20/38 ................. 6,000 5,987,953
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.62%, 04/18/37 ................. 8,000 8,008,756
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
5.62%, 10/20/37 ................. 4,500 4,508,399
Series 2021-23A, Class AR2, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
4.86%, 01/17/39 ................. 5,000 4,994,011
Series 2022-25A, Class A1R, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
5.09%, 07/20/37 ................. 5,000 5,002,587
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.12%,
04/16/38 ...................... 2,500 2,495,279
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 5.73%, 07/15/30
(a) (b)
2,250 2,255,507
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.12%, 04/20/37
(a) (b)
...... 1,000 1,001,010
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/21/38
(a) (b)
...... 1,500 1,499,447
OHA Credit Funding 22 Ltd., Series 2025-22A,
Class A1, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 5.00%, 07/20/38
(a) (b)
...... 2,000 2,000,241
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a) (b)
...... 2,000 2,000,600
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.32%, 10/20/37
(a) (b)
. 5,000 4,996,501
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 5.47%, 04/20/37
(a) (b)
. 1,750 1,753,242

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XII Ltd., Series 2015-12A,
Class CR2, (3-mo. CME Term SOFR at 2.40%
Floor + 2.40%), 6.07%, 04/23/37
(a) (b)
...... USD 2,000 $ 2,002,338
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.32%, 07/21/37
(a) (b)
...... 3,000 2,997,900
OHA Credit Partners XVII Ltd., Series 2024-17A,
Class A, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/18/38
(a) (b)
...... 3,000 3,001,500
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
5.57%, 04/23/37 ................. 1,000 1,000,241
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
5.77%, 07/20/37 ................. 3,265 3,268,272
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.45%, 08/14/38 ................. 1,500 1,494,004
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 5.57%,
10/15/38 ...................... 5,000 5,006,742
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
07/15/38 ...................... 4,850 4,853,118
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
07/20/37 ...................... 8,000 8,002,038
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
01/15/38 ...................... 1,000 999,638
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a) (b)
........... 2,000 2,001,602
PFP Ltd., Series 2026-13, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%), 5.18%,
08/18/43
(a) (b)
...................... 1,000 999,995
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 5.63%, 10/25/34
(a) (b)
........... 1,600 1,601,896
Pikes Peak CLO 9, Series 2021-9A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.37%, 10/27/38
(a) (b)
........... 3,000 3,001,862
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 4,974 4,864,073
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,876,870
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 499,982
Series 2026-SFR1, Class E, 4.10%, 02/17/43 1,000 923,251
PRPM Issuer LLC, Series 2026-CRE1, Class
A, (1-mo. CME Term SOFR at 1.67% Floor +
1.67%), 5.35%, 03/19/43
(a) (b)
........... 2,740 2,731,372
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 5.68%, 04/23/34
(a) (b)
........... 3,750 3,748,900
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 5.93%, 01/15/35
(a) (b)
........... 3,500 3,504,300
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 4.99%, 01/25/38
(a) (b)
........... 5,600 5,601,611
Regatta VI Funding Ltd., Series 2016-1A, Class
CR3, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 5.57%, 10/20/38
(a) (b)
.......... 1,250 1,251,571
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 07/17/37
(a) (b)
........... USD 7,500 $ 7,504,197
Regatta XIX Funding Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.27%, 10/20/38
(a) (b)
........... 1,320 1,321,267
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 4.85%, 01/15/38
(a) (b)
........... 2,250 2,245,522
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 4.99%, 01/20/38
(a) (b)
...... 3,000 3,000,863
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.22%, 04/25/37
(a) (b)
...... 2,500 2,501,250
Renaissance Home Equity Loan Trust, Series
2004-4, Class MF2, 5.82%, 02/25/35
(d)
.... 1,150 1,037,126
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
5.58%, 04/20/34 ................. 3,500 3,504,069
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 5.73%,
10/20/30 ...................... 2,300 2,306,759
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 5.64%,
05/20/31 ...................... 1,000 999,443
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.09%,
10/20/31 ...................... 581 581,472
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 5.73%,
10/20/31 ...................... 1,125 1,123,842
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.13%,
10/20/31 ...................... 700 702,893
Rockford Tower Europe CLO DAC
(a)(c)
Series 2025-1X, Class D, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 5.03%, 10/25/37 . EUR 970 1,113,149
Series 2025-3X, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.18%, 01/15/40 . 1,270 1,462,670
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.05%, 04/15/36
(a) (b)
................. USD 1,500 1,500,152
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.62%, 07/15/39
(a) (b)
................. 2,000 2,000,843
Sagard-HalseyPoint CLO 8 Ltd., Series 2024-8A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 5.77%, 01/30/38
(a) (b)
...... 1,250 1,253,984
Sandstone Peak III Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/25/37
(a) (b)
........... 1,000 1,000,403
Sculptor CLO XXIX Ltd., Series 29A, Class AR,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 07/22/38
(a) (b)
........... 3,000 3,002,198
Signal Harmonic CLO I DAC, Series 1X, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 5.52%, 07/15/38
(a) (c)
........... EUR 650 740,751
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 01/22/38
(a) (b)
...... USD 3,000 3,000,595
Silver Point CLO 12 Ltd., Series 2025-12A, Class
A1, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.29%, 10/15/38
(a) (b)
........... 5,000 5,001,534

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.30%, 04/15/37
(a) (b)
........... USD 5,000 $ 5,001,928
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.07%, 10/15/37
(a) (b)
........... 5,000 5,004,351
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.19%, 03/31/38
(a) (b)
........... 5,000 5,007,500
Silver Point Euro CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.10%, 01/15/39
(a) (c)
................. EUR 710 814,627
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.42%, 01/20/38
(a) (b)
...... USD 3,250 3,248,808
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.27%,
07/17/38 ...................... 3,000 3,002,791
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
5.52%, 07/17/38 ................. 1,000 1,000,635
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1R2, (3-mo. CME Term SOFR at
1.17% Floor + 1.17%), 4.83%, 01/21/39
(a) (b)
. 3,000 2,994,059
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 4.92%, 10/17/38
(a) (b)
...... 5,000 4,998,235
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.33%, 08/25/38
(a) (c)
................. EUR 590 680,060
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.18%, 07/15/34
(a) (b)
...... USD 2,250 2,252,387
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.11%,
10/25/36 ...................... 4,405 3,000,000
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.25%, 01/25/37
(b)
................ 1,222 700,165
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.32%,
04/20/37 ...................... 9,000 9,006,249
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.27%,
04/20/37 ...................... 1,000 1,000,857
Symetra CLO Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.29% Floor +
1.29%), 4.96%, 04/20/38
(a) (b)
........... 2,000 2,000,000
Symphony CLO 30 Ltd., Series 2023-30A, Class
B1R, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 5.62%, 10/20/37
(a) (b)
.......... 1,000 1,000,251
Symphony CLO 38 Ltd., Series 2023-38A, Class
BR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 5.62%, 07/24/38
(a) (b)
........... 1,500 1,500,392
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.62%, 07/16/38
(a) (c)
.......... EUR 500 578,270
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.05%,
01/15/34 ...................... USD 2,000 2,000,504
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 5.43%,
01/15/34 ...................... USD 2,000 $ 2,001,846
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
5.83%, 01/15/34 ................. 1,650 1,656,464
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 4.85%, 04/25/38
(a) (b)
.......... 2,000 1,995,910
Tricon American Homes Trust, Series 2020-
SFR2, Class E2, 3.08%, 11/17/39
(b)
...... 1,000 958,090
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.09%,
07/23/37 ...................... 7,000 7,006,338
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 5.47%,
07/23/37 ...................... 1,000 1,001,809
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.16%, 07/23/37
(a) (b)
........... 2,000 2,000,465
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1R, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.24%), 4.91%, 01/23/39
(a) (b)
.......... 5,500 5,495,753
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.04%, 10/23/37
(a) (b)
........... 6,000 6,003,269
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,292 1,756,717
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.47%, 01/15/38
(a) (c)
................. EUR 1,010 1,165,856
Victory Street CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.20%, 01/15/39
(a) (c)
................. 2,060 2,361,892
Voya CLO Ltd., Series 2014-4A, Class BR2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.35%), 6.02%, 07/14/31
(a) (b)
........... USD 500 502,114
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.07%,
07/20/37 ...................... 13,500 13,511,697
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 5.42%,
07/20/37 ...................... 1,000 999,807
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... 2,750 2,750,671
Washington Mutual Asset-Backed Certificates
Trust, Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor + 0.42%),
4.10%, 10/25/36
(a)
.................. 10,316 7,952,461
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.03%, 07/18/37
(a) (b)
5,000 5,002,074
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 4.82%, 04/18/38
(a) (b)
. 6,000 5,980,531
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a) (b)
. 3,000 3,000,263
Total Asset-Backed Securities — 10 .1%
(Cost: $ 1,055,977,577 ) ............................ 1,043,929,904

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
Airbus SE .......................... 16,307 $ 3,083,213
Axon Enterprise, Inc.
(e)
................. 643 273,076
BAE Systems plc ..................... 512,544 15,027,024
Boeing Co. (The)
(e)
.................... 40,686 8,097,735
BWX Technologies, Inc. ................ 3,884 794,239
Curtiss-Wright Corp. ................... 2,207 1,503,232
Dassault Aviation SA .................. 5,076 1,889,301
Elbit Systems Ltd. .................... 802 676,176
GE Aerospace ....................... 18,462 5,238,962
General Dynamics Corp. ................ 2,419 830,249
Hanwha Aerospace Co. Ltd. ............. 1,186 1,011,310
Hanwha Systems Co. Ltd. ............... 9,975 781,050
HEICO Corp. ....................... 4,040 1,107,768
Hensoldt AG ........................ 11,722 1,040,332
Hexcel Corp. ........................ 5,870 475,059
Howmet Aerospace, Inc. ................ 7,974 1,837,688
Huntington Ingalls Industries, Inc. .......... 3,133 1,190,227
Kongsberg Gruppen ASA ............... 76,328 3,253,610
Korea Aerospace Industries Ltd. ........... 4,711 532,559
Kratos Defense & Security Solutions, Inc.
(e)
... 13,555 955,763
L3Harris Technologies, Inc. .............. 14,425 4,978,789
Leonardo DRS, Inc. ................... 25,696 1,143,986
Leonardo SpA ....................... 37,715 2,565,354
Lockheed Martin Corp. ................. 10,520 6,358,183
Melrose Industries plc .................. 18,298 123,991
Moog, Inc. , Class A ................... 1,708 499,829
Northrop Grumman Corp. ............... 11,243 7,670,424
Rheinmetall AG ...................... 2,339 3,945,393
Rolls-Royce Holdings plc ............... 221,990 3,372,566
RTX Corp. ......................... 33,486 6,459,449
Saab AB , Class B .................... 40,862 2,674,408
Safran SA .......................... 12,957 4,239,910
Singapore Technologies Engineering Ltd. ..... 159,100 1,350,319
Textron, Inc. ........................ 32,778 2,870,042
Thales SA .......................... 11,455 3,359,124
TransDigm Group, Inc. ................. 1,403 1,626,021
Woodward, Inc. ...................... 2,198 786,708
103,623,069
Air Freight & Logistics — 0.2%
Deutsche Post AG .................... 22,031 1,161,186
DSV A/S ........................... 369 89,117
FedEx Corp. ........................ 52,102 18,557,690
19,807,993
Automobile Components — 0.1%
Aisin Corp. ......................... 8,600 121,158
Aptiv plc
(e)
.......................... 60,345 4,190,357
Bridgestone Corp. .................... 65,600 1,366,990
Cie Generale des Etablissements Michelin SCA 33,696 1,154,388
Continental AG ...................... 6,511 454,515
Denso Corp. ........................ 69,200 867,635
Magna International, Inc. ................ 12,842 717,199
Sumitomo Electric Industries Ltd. .......... 13,400 761,389
9,633,631
Automobiles — 0.1%
Bayerische Motoren Werke AG ........... 231 21,369
Ferrari NV ......................... 122 41,395
Honda Motor Co. Ltd. .................. 369,700 2,992,194
Mercedes-Benz Group AG ............... 8,483 521,390
Subaru Corp. ....................... 31,900 513,954
Suzuki Motor Corp. ................... 68,000 828,833
Toyota Motor Corp. ................... 332,600 6,913,872
Security
Shares
Shares Value
Automobiles (continued)
Yamaha Motor Co. Ltd. ................. 45,600 $ 329,433
12,162,440
Banks — 1.8%
AIB Group plc ....................... 112,604 1,202,061
ANZ Group Holdings Ltd. ............... 30,190 759,135
Banca Monte dei Paschi di Siena SpA ....... 10,221 89,184
Banco Bilbao Vizcaya Argentaria SA ........ 367,818 7,944,710
Banco Comercial Portugues SA , Class R ..... 360,324 350,944
Banco Santander SA .................. 309,528 3,470,031
Bank Hapoalim BM ................... 25,380 596,049
Bank Leumi Le-Israel BM ............... 27,099 606,011
Bank of America Corp. ................. 296,191 14,439,311
Bank of Ireland Group plc ............... 48,593 881,635
Bankinter SA ........................ 10,970 173,736
Banque Cantonale Vaudoise (Registered) .... 1,464 238,113
Barclays plc ........................ 598,376 3,131,591
BAWAG Group AG
(b) (c)
.................. 1,116 169,663
BNP Paribas SA ..................... 69,425 6,613,677
BOC Hong Kong Holdings Ltd. ............ 219,500 1,210,983
BPER Banca SpA .................... 12,149 159,215
CaixaBank SA ....................... 44,972 539,109
Chiba Bank Ltd. (The) .................. 3,600 46,600
Citigroup, Inc. ....................... 202,671 22,984,918
Citizens Financial Group, Inc. ............ 157,525 9,446,774
Commonwealth Bank of Australia .......... 22,127 2,591,222
Credit Agricole SA .................... 39,896 744,633
Danske Bank A/S ..................... 11,140 549,008
DBS Group Holdings Ltd. ............... 133,400 5,936,317
DNB Bank ASA ...................... 68,300 2,137,015
Erste Group Bank AG .................. 7,121 769,248
First Citizens BancShares, Inc. , Class A ...... 4,390 8,273,657
Grupo Financiero Banorte SAB de CV , Class O 298,388 3,309,355
HSBC Holdings plc ................... 582,058 9,558,902
ING Groep NV ....................... 39,756 1,031,934
Intesa Sanpaolo SpA .................. 230,063 1,391,395
Israel Discount Bank Ltd. , Class A ......... 19,751 199,441
Japan Post Bank Co. Ltd. ............... 29,100 474,628
JPMorgan Chase & Co. ................ 38,844 11,426,351
KBC Group NV ...................... 748 91,549
Kotak Mahindra Bank Ltd. ............... 978,375 3,682,940
Lloyds Banking Group plc ............... 1,151,609 1,427,345
M&T Bank Corp. ..................... 22,972 4,748,772
Mitsubishi UFJ Financial Group, Inc. ........ 196,500 3,327,518
Mizrahi Tefahot Bank Ltd. ............... 5,512 402,798
Mizuho Financial Group, Inc. ............. 35,600 1,441,222
National Australia Bank Ltd. .............. 21,696 627,571
NatWest Group plc .................... 528,546 3,915,441
Nordea Bank Abp .................... 183,815 3,165,140
Oversea-Chinese Banking Corp. Ltd. ....... 216,000 3,699,596
Regions Financial Corp. ................ 76,299 1,992,930
Resona Holdings, Inc. ................. 33,900 386,723
Sberbank of Russia PJSC
(e) (f)
............. 877,548 108
Shizuoka Financial Group, Inc. ............ 1,000 16,605
Skandinaviska Enskilda Banken AB , Class A .. 2,633 48,655
Societe Generale SA .................. 15,528 1,133,807
Standard Chartered plc ................. 28,185 587,371
Sumitomo Mitsui Financial Group, Inc. ....... 72,700 2,390,400
Sumitomo Mitsui Trust Group, Inc. ......... 38,400 1,223,295
UniCredit SpA ....................... 79,498 5,703,489
United Overseas Bank Ltd. .............. 61,300 1,754,759
Wells Fargo & Co. .................... 177,756 14,151,155
Westpac Banking Corp. ................ 27,091 748,667
180,114,412

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages — 0.2%
Anheuser-Busch InBev SA/NV ............ 8,846 $ 612,020
Brown-Forman Corp. , Class B ............ 53,701 1,419,855
Coca-Cola Co. (The) .................. 105,920 8,055,216
Coca-Cola HBC AG ................... 13,895 782,694
Diageo plc ......................... 9,072 168,714
Heineken Holding NV .................. 1,477 105,113
Heineken NV ....................... 1,577 121,300
Keurig Dr Pepper, Inc. ................. 347,469 9,148,859
PepsiCo, Inc. ....................... 17,856 2,772,858
23,186,629
Biotechnology — 0.0%
Argenx SE
(e)
........................ 793 575,511
CSL Ltd. ........................... 33,911 3,330,703
Genmab A/S
(e)
....................... 1,610 433,608
Swedish Orphan Biovitrum AB
(e)
........... 7,087 297,019
Zealand Pharma A/S
(e)
................. 1,387 64,593
4,701,434
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. .............. 445,592 6,984,427
Amazon.com, Inc.
(e)
................... 60,117 12,520,568
Canadian Tire Corp. Ltd. , Class A .......... 2,379 319,936
eBay, Inc. .......................... 19,794 1,801,650
Next plc ........................... 2,056 347,359
Pan Pacific International Holdings Corp. ..... 129,600 790,593
Prosus NV , Class N ................... 13,758 636,934
Wesfarmers Ltd. ..................... 21,179 1,081,315
24,482,782
Building Products — 0.2%
A O Smith Corp. ..................... 9,203 606,846
AGC, Inc. .......................... 2,800 99,197
Assa Abloy AB , Class B ................ 32,719 1,182,723
Carrier Global Corp. ................... 149,729 8,431,240
Cie de Saint-Gobain SA ................ 28,785 2,383,238
Daikin Industries Ltd. .................. 6,200 743,671
Fortune Brands Innovations, Inc. .......... 146,481 5,708,365
Johnson Controls International plc ......... 9,362 1,225,954
Trane Technologies plc ................. 3,210 1,337,735
21,718,969
Capital Markets — 0.7%
3i Group plc ........................ 6,401 208,615
ASX Ltd. .......................... 680 24,672
Bank of New York Mellon Corp. (The) ....... 26,779 3,176,793
Carlyle Group, Inc. (The) ................ 53,719 2,599,462
CBOE Global Markets, Inc. .............. 2,359 663,044
Charles Schwab Corp. (The) ............. 148,050 13,913,739
Daiwa Securities Group, Inc. ............. 27,900 264,363
Deutsche Bank AG (Registered) ........... 46,785 1,392,326
Deutsche Boerse AG .................. 2,885 845,148
Euronext NV
(b) (c)
...................... 311 49,941
Goldman Sachs Group, Inc. (The) ......... 10,799 9,135,846
Guotai Junan International Holdings Ltd. ..... 258,000 77,169
IG Group Holdings plc ................. 6,915 131,679
Intercontinental Exchange, Inc. ........... 86,471 13,600,159
Julius Baer Group Ltd. ................. 3,423 251,775
London Stock Exchange Group plc ......... 8,722 1,029,962
Macquarie Group Ltd. .................. 7,369 1,046,817
Morgan Stanley ...................... 78,762 12,961,862
MSCI, Inc. ......................... 2,040 1,099,580
Nasdaq, Inc. ........................ 14,603 1,239,649
Nomura Holdings, Inc. ................. 139,000 1,094,491
Partners Group Holding AG .............. 1,181 1,272,930
Raymond James Financial, Inc. ........... 5,058 732,348
SBI Holdings, Inc. .................... 4,700 87,027
Security
Shares
Shares Value
Capital Markets (continued)
St. James's Place plc .................. 1,072 $ 16,915
State Street Corp. .................... 16,416 2,077,609
Swissquote Group Holding SA (Registered) ... 79 39,242
UBS Group AG (Registered) ............. 71,107 2,772,703
71,805,866
Chemicals — 0.5%
Air Liquide SA ....................... 45,533 9,411,603
Air Products & Chemicals, Inc. ............ 28,061 8,151,440
Asahi Kasei Corp. .................... 102,200 999,974
BASF SE .......................... 16,489 1,015,564
DSM-Firmenich AG ................... 19,289 1,379,628
DuPont de Nemours, Inc. ............... 10,592 485,114
EMS-Chemie Holding AG (Registered) ...... 46 36,169
ICL Group Ltd. ....................... 7,734 39,917
Johnson Matthey plc .................. 2,905 73,392
Linde plc .......................... 18,820 9,330,203
Mitsui Chemicals, Inc. .................. 9,600 115,968
Mosaic Co. (The) ..................... 24,671 629,110
Nissan Chemical Corp. ................. 1,300 50,552
Nitto Denko Corp. .................... 25,500 510,108
Nutrien Ltd. ......................... 23,123 1,745,486
Orica Ltd. .......................... 11,605 163,103
PPG Industries, Inc. ................... 75,015 8,017,603
Sherwin-Williams Co. (The) .............. 7,383 2,366,621
Shin-Etsu Chemical Co. Ltd. ............. 142,800 5,814,646
Sika AG (Registered) .................. 1,305 216,001
Sumitomo Chemical Co. Ltd. ............. 320,300 1,036,352
Toray Industries, Inc. .................. 23,600 168,094
Tosoh Corp. ........................ 15,700 233,379
51,990,027
Commercial Services & Supplies — 0.1%
Brambles Ltd. ....................... 79,415 1,246,361
Dai Nippon Printing Co. Ltd. ............. 18,600 338,892
Rentokil Initial plc ..................... 1,142,622 7,091,029
Rollins, Inc. ......................... 18,045 963,784
Secom Co. Ltd. ...................... 13,000 495,181
Securitas AB , Class B .................. 60,953 1,020,836
11,156,083
Communications Equipment — 0.1%
Arista Networks, Inc.
(e)
................. 11,797 1,448,436
Cisco Systems, Inc. ................... 51,227 3,974,703
F5, Inc.
(e)
.......................... 3,857 1,115,946
Motorola Solutions, Inc. ................ 2,255 978,602
Nokia OYJ ......................... 105,693 847,871
Telefonaktiebolaget LM Ericsson , Class B .... 208,941 2,381,977
10,747,535
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 20,934 2,553,013
Bouygues SA ....................... 9,250 536,100
Eiffage SA ......................... 3,298 505,806
EMCOR Group, Inc. ................... 1,602 1,182,773
Kajima Corp. ........................ 30,400 1,159,720
MasTec, Inc.
(e)
....................... 4,589 1,476,465
Obayashi Corp. ...................... 32,000 775,055
Quanta Services, Inc. .................. 3,105 1,704,707
Shimizu Corp. ....................... 21,700 389,322
Skanska AB , Class B .................. 30,828 833,870
Taisei Corp. ........................ 3,900 404,047
United Site Services
(e) (f)
................. 52,335 379,429
Vinci SA ........................... 39,308 5,900,102
17,800,409

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.0%
Heidelberg Materials AG ................ 2,232 $ 471,034
Holcim AG ......................... 10,530 870,430
1,341,464
Consumer Finance — 0.1%
American Express Co. ................. 13,618 4,119,173
Capital One Financial Corp. .............. 10,384 1,894,353
6,013,526
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd. ....................... 23,800 284,551
Coles Group Ltd. ..................... 99,796 1,513,383
Costco Wholesale Corp. ................ 7,350 7,323,761
Dollar General Corp. .................. 67,203 7,979,012
J Sainsbury plc ...................... 111,464 500,139
Jeronimo Martins SGPS SA .............. 1,128 26,972
Kobe Bussan Co. Ltd. .................. 5,900 127,670
Koninklijke Ahold Delhaize NV ............ 83,424 3,884,989
Kroger Co. (The) ..................... 49,271 3,565,250
Target Corp. ........................ 77,433 9,384,880
Tesco plc .......................... 447,313 2,811,376
Woolworths Group Ltd. ................. 18,994 479,641
37,881,624
Containers & Packaging — 0.1%
Avery Dennison Corp. .................. 5,929 1,023,820
Crown Holdings, Inc. .................. 53,875 5,400,969
SIG Group AG ....................... 14,662 219,788
6,644,577
Diversified Consumer Services — 0.0%
Pearson plc ........................ 2,111 27,831
Service Corp. International .............. 57,026 4,705,215
4,733,046
Diversified REITs — 0.1%
British Land Co. plc (The) ............... 4,520 21,381
Broadstone Net Lease, Inc. .............. 229,228 4,187,996
CapitaLand Integrated Commercial Trust ..... 91,000 163,186
Charter Hall Group
(g)
................... 4,611 60,084
GPT Group (The)
(g)
.................... 16,661 52,699
Merlin Properties Socimi SA ............. 154,458 2,516,483
Mirvac Group
(g)
...................... 202,384 250,058
Stockland
(g)
......................... 22,103 66,350
United Urban Investment Corp. ........... 3,458 3,725,905
WP Carey, Inc. ...................... 48,908 3,323,788
14,367,930
Diversified Telecommunication Services — 0.4%
BT Group plc ........................ 293,688 823,080
Comcast Corp. , Class A ................ 483,552 13,882,778
Deutsche Telekom AG (Registered) ........ 90,294 3,370,067
Elisa OYJ .......................... 9,137 445,067
HKT Trust & HKT Ltd.
(g)
................. 17,000 26,566
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 302,325 2,412,644
Koninklijke KPN NV ................... 1,435,068 7,998,534
Orange SA ......................... 91,003 1,865,840
Singapore Telecommunications Ltd. ........ 579,800 2,227,745
Telefonica SA ....................... 133,881 585,801
Telenor ASA ........................ 60,761 1,068,647
Telia Co. AB ........................ 91,374 468,134
Telstra Group Ltd. .................... 256,536 947,031
Verizon Communications, Inc. ............ 54,226 2,722,145
38,844,079
Electric Utilities — 1.7%
Alliant Energy Corp. ................... 25,120 1,802,611
American Electric Power Co., Inc. .......... 170,143 22,302,344
Security
Shares
Shares Value
Electric Utilities (continued)
BKW AG .......................... 224 $ 44,164
CLP Holdings Ltd. .................... 81,000 762,606
Contact Energy Ltd. ................... 2,845 15,123
Duke Energy Corp. ................... 30,592 4,005,717
EDP SA ........................... 211,961 1,121,634
Elia Group SA/NV
(e)
................... 33,040 5,074,917
Endesa SA ......................... 15,343 639,850
Enel SpA .......................... 571,457 6,247,642
Entergy Corp. ....................... 138,741 15,588,939
Evergy, Inc. ......................... 218,810 17,924,915
Eversource Energy ................... 51,080 3,538,822
FirstEnergy Corp. .................... 239,111 12,113,363
Iberdrola SA ........................ 162,245 3,714,464
Kansai Electric Power Co., Inc. (The) ....... 34,500 573,600
Korea Electric Power Corp. .............. 53,957 1,534,016
Kyushu Electric Power Co., Inc. ........... 2,700 31,297
NextEra Energy, Inc. .................. 172,958 16,064,339
Origin Energy Ltd. .................... 31,717 272,930
PG&E Corp. ........................ 757,484 13,308,994
Pinnacle West Capital Corp. ............. 99,677 10,042,458
PPL Corp. ......................... 40,428 1,544,350
Southern Co. (The) ................... 205,517 19,836,501
Terna - Rete Elettrica Nazionale ........... 20,596 235,565
Tohoku Electric Power Co., Inc. ........... 368,400 2,762,934
Tokyo Electric Power Co. Holdings, Inc.
(e)
..... 1,800 7,417
Xcel Energy, Inc. ..................... 210,610 16,730,858
177,842,370
Electrical Equipment — 0.2%
ABB Ltd. (Registered) .................. 47,044 3,825,052
Accelleron Industries AG ................ 947 85,596
AMETEK, Inc. ....................... 4,818 1,032,786
Eaton Corp. plc ...................... 4,173 1,492,557
Emerson Electric Co. .................. 10,685 1,399,948
Fujikura Ltd. ........................ 13,200 363,027
GE Vernova, Inc. ..................... 2,781 2,427,535
Generac Holdings, Inc.
(e)
................ 4,510 880,938
Hubbell, Inc. ........................ 2,462 1,208,202
Legrand SA ........................ 3,525 547,625
Mitsubishi Electric Corp. ................ 44,700 1,462,007
Nidec Corp.
(e)
....................... 14,500 184,124
Nordex SE
(e)
........................ 2,451 132,826
nVent Electric plc ..................... 7,028 831,272
Prysmian SpA ....................... 7,287 860,530
Schneider Electric SE .................. 5,288 1,440,354
Siemens Energy AG ................... 13,866 2,391,186
Vertiv Holdings Co. , Class A ............. 7,659 1,919,192
Vestas Wind Systems A/S ............... 27,809 839,024
23,323,781
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. , Class A ............... 22,154 2,799,158
CDW Corp. ......................... 52,772 6,386,467
Halma plc .......................... 10,850 553,684
Hamamatsu Photonics KK ............... 13,700 159,384
Hexagon AB , Class B .................. 56,813 552,911
Horiba Ltd. ......................... 1,600 187,130
Keyence Corp. ...................... 2,100 747,405
Keysight Technologies, Inc.
(e)
............. 1,456 411,131
Murata Manufacturing Co. Ltd. ............ 144,600 3,244,423
Shimadzu Corp. ...................... 11,500 273,273
TDK Corp. ......................... 63,600 826,182
Teledyne Technologies, Inc.
(e)
............. 1,406 850,644
16,991,792

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A .............. 97,288 $ 5,939,432
Saipem SpA ........................ 6,419 29,369
Tenaris SA ......................... 11,871 347,017
6,315,818
Entertainment — 0.1%
Nintendo Co. Ltd. ..................... 15,500 884,827
Walt Disney Co. (The) ................. 70,218 6,767,611
7,652,438
Financial Services — 0.2%
Adyen NV
(b) (c) (e)
...................... 257 257,218
Aimbridge Topco LLC
(e) (f)
................ 8,082 363,690
Banca Mediolanum SpA ................ 13,954 282,725
Edenred SE ........................ 11,669 232,434
Fidelity National Information Services, Inc. .... 171,161 8,029,162
Groupe Bruxelles Lambert NV ............ 1,636 148,818
Industrivarden AB , Class A .............. 4,481 223,181
Industrivarden AB , Class C .............. 314 15,565
M&G plc ........................... 42,668 154,989
Mitsubishi HC Capital, Inc. ............... 20,700 185,742
New Kleo Holdco
(e) (f)
................... 206,902 310,892
ORIX Corp. ......................... 19,000 563,756
Poste Italiane SpA
(b) (c)
.................. 29,729 699,784
Sofina SA .......................... 145 35,210
Visa, Inc. , Class A .................... 35,570 10,750,677
Washington H Soul Pattinson & Co. Ltd. ..... 2,142 60,196
22,314,039
Food Products — 0.2%
Ajinomoto Co., Inc. .................... 16,900 477,784
Chocoladefabriken Lindt & Spruengli AG ..... 19 266,798
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 143,132
Danone SA ......................... 8,765 700,386
H-Food Holdings LLC
(e)
................. 11,259 208,291
Hormel Foods Corp. ................... 85,632 1,939,565
Kerry Group plc , Class A ................ 2,136 170,068
Lamb Weston Holdings, Inc. ............. 51,130 2,160,754
McCormick & Co., Inc. (Non-Voting) ........ 24,599 1,240,773
MEIJI Holdings Co. Ltd. ................ 1,800 43,898
Mondelez International, Inc. , Class A ........ 132,584 7,642,142
Mowi ASA .......................... 14,881 338,450
Nestle SA (Registered) ................. 83,505 8,191,093
NH Foods Ltd. ....................... 2,400 106,584
Orkla ASA .......................... 35,618 448,239
WH Group Ltd.
(b) (c)
.................... 121,000 159,047
24,237,004
Gas Utilities — 0.2%
APA Group
(g)
........................ 44,332 305,390
Atmos Energy Corp. ................... 18,796 3,471,997
Enagas SA ......................... 8,740 173,150
Naturgy Energy Group SA ............... 28,773 861,363
Osaka Gas Co. Ltd. ................... 93,900 3,803,375
Snam SpA ......................... 625,582 4,739,056
Southwest Gas Holdings, Inc. ............ 40,811 3,546,476
Spire, Inc. .......................... 41,079 3,719,293
Tokyo Gas Co. Ltd. ................... 3,100 145,998
20,766,098
Ground Transportation — 0.5%
Aurizon Holdings Ltd. .................. 11,991 33,101
Canadian National Railway Co. ........... 44,673 4,598,002
Canadian Pacific Kansas City Ltd. ......... 148,973 11,722,601
CSX Corp. ......................... 157,943 6,483,560
East Japan Railway Co. ................ 159,900 3,657,147
Security
Shares
Shares Value
Ground Transportation (continued)
Norfolk Southern Corp. ................. 16,481 $ 4,730,047
Union Pacific Corp. ................... 85,423 20,725,328
51,949,786
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories ................... 101,096 10,379,526
Alcon AG .......................... 1,232 93,127
Asahi Intecc Co. Ltd. .................. 3,300 70,468
Baxter International, Inc. ................ 468,343 7,868,162
Becton Dickinson & Co. ................ 37,484 5,893,609
Coloplast A/S , Class B ................. 6,161 419,681
EssilorLuxottica SA ................... 6,027 1,404,442
Fisher & Paykel Healthcare Corp. Ltd. ....... 12,260 265,840
Hoya Corp. ......................... 4,300 745,450
Koninklijke Philips NV .................. 25,452 696,169
Medtronic plc ....................... 93,637 8,113,646
Olympus Corp. ...................... 3,900 37,157
ResMed, Inc. ....................... 4,072 914,083
Siemens Healthineers AG
(b) (c)
............. 19,245 821,108
Smith & Nephew plc ................... 8,439 133,708
Sonova Holding AG (Registered) .......... 2,602 593,291
STERIS plc ......................... 3,122 690,368
Sysmex Corp. ....................... 45,200 394,184
Terumo Corp. ....................... 84,500 1,135,237
40,669,256
Health Care Providers & Services — 0.5%
Amplifon SpA ....................... 8,516 93,955
Cardinal Health, Inc. ................... 35,054 7,407,261
Cigna Group (The) .................... 17,207 4,589,967
CVS Health Corp. .................... 144,140 10,352,135
Elevance Health, Inc. .................. 34,812 10,191,213
Fresenius Medical Care AG .............. 9,331 422,858
Fresenius SE & Co. KGaA ............... 4,088 212,150
HCA Healthcare, Inc. .................. 5,224 2,472,206
Sonic Healthcare Ltd. .................. 26,138 371,389
UnitedHealth Group, Inc. ................ 46,526 12,589,470
48,702,604
Health Care REITs — 0.3%
Aedifica SA ......................... 39,509 3,198,946
Alexandria Real Estate Equities, Inc. ........ 43,500 2,019,270
American Healthcare REIT, Inc. ........... 221,931 10,466,266
CareTrust REIT, Inc. ................... 144,462 5,294,532
Healthcare Realty Trust, Inc. , Class A ....... 152,424 2,589,684
Janus Living, Inc.
(e)
.................... 90,350 2,129,549
Welltower, Inc. ....................... 43,315 8,563,809
34,262,056
Health Care Technology — 0.0%
M3, Inc.
(e)
.......................... 2,600 26,687
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 4,183 1,573,853
Hotels, Restaurants & Leisure — 0.2%
Amadeus IT Group SA ................. 2,435 139,235
Aristocrat Leisure Ltd. .................. 22,491 714,882
Carnival plc ......................... 2,236 57,036
Compass Group plc ................... 57,053 1,591,832
Darden Restaurants, Inc. ............... 12,097 2,371,496
Domino's Pizza, Inc. ................... 1,684 604,203
Entain plc .......................... 21,142 158,827
Evolution AB
(b) (c)
...................... 11,719 736,521
Fortrex Holdings LLC
(e) (f)
................ 7,924 229,796
Galaxy Entertainment Group Ltd. .......... 51,000 230,514
Genting Singapore Ltd. ................. 111,300 58,740

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc .......... 2,924 $ 385,602
New Topco
(e) (f)
....................... 12,872 —
Restaurant Brands International, Inc. ........ 15,385 1,138,475
Sands China Ltd. ..................... 179,200 381,936
Sodexo SA ......................... 44,260 2,271,957
Starbucks Corp. ...................... 33,086 2,964,175
Yum! Brands, Inc. .................... 16,690 2,594,961
16,630,188
Household Durables — 0.1%
Bellway plc ......................... 831 20,436
Lennar Corp. , Class A .................. 14,350 1,246,154
Panasonic Holdings Corp. ............... 25,200 422,638
Sekisui House Ltd. .................... 30,000 672,212
Sony Group Corp. .................... 453,600 9,454,266
Taylor Wimpey plc .................... 2,554,571 3,034,116
14,849,822
Household Products — 0.1%
Essity AB , Class B .................... 590 15,206
Henkel AG & Co. KGaA ................ 5,139 369,137
Procter & Gamble Co. (The) ............. 42,562 6,147,655
Reckitt Benckiser Group plc .............. 42,258 2,841,442
Unicharm Corp. ...................... 79,400 465,529
9,838,969
Independent Power and Renewable Electricity Producers — 0.1%
Orsted A/S
(b) (c) (e)
...................... 6,304 156,333
RWE AG .......................... 16,198 1,089,783
Vistra Corp. ........................ 45,897 6,899,696
8,145,812
Industrial Conglomerates — 0.2%
CK Hutchison Holdings Ltd. .............. 637,000 4,889,629
Hitachi Ltd. ......................... 291,400 8,548,362
Honeywell International, Inc. ............. 3,760 849,873
Jardine Matheson Holdings Ltd. ........... 6,900 495,994
Lifco AB , Class B ..................... 1,555 47,043
Sekisui Chemical Co. Ltd. ............... 18,500 310,590
Siemens AG (Registered) ............... 12,900 3,142,880
Smiths Group plc ..................... 26,166 798,487
Swire Pacific Ltd. , Class A ............... 15,000 163,946
19,246,804
Industrial REITs — 0.4%
CapitaLand Ascendas REIT .............. 715,900 1,381,654
EastGroup Properties, Inc. .............. 61,724 11,424,495
Goodman Group ..................... 345,788 6,208,106
LondonMetric Property plc ............... 2,192,696 5,296,664
Mitsui Fudosan Logistics Park, Inc. ......... 4,062 2,898,827
Prologis, Inc. ........................ 58,624 7,748,920
Rexford Industrial Realty, Inc. ............ 97,451 3,189,571
STAG Industrial, Inc. .................. 67,284 2,426,261
Tritax Big Box REIT plc ................. 1,488,521 2,803,458
Warehouses De Pauw CVA .............. 61,849 1,611,145
44,989,101
Insurance — 0.7%
Admiral Group plc .................... 16,944 708,696
Ageas SA .......................... 14,343 1,055,831
AIA Group Ltd. ...................... 277,400 3,082,282
Allianz SE (Registered) ................. 37,331 15,765,576
Allstate Corp. (The) ................... 10,165 2,107,611
American International Group, Inc. ......... 26,265 1,976,441
Arthur J Gallagher & Co. ................ 18,352 3,974,676
ASR Nederland NV ................... 14,075 969,019
Assurant, Inc. ....................... 22,026 4,797,483
Security
Shares
Shares Value
Insurance (continued)
Aviva plc .......................... 49,380 $ 396,294
AXA SA ........................... 151,579 6,965,292
Daiichi Life Group, Inc. ................. 57,300 528,420
Fidelity National Financial, Inc. , Class A ...... 78,659 3,648,204
Generali ........................... 54,192 2,180,226
Hannover Rueck SE ................... 124 38,986
Insurance Australia Group Ltd. ............ 21,060 106,653
Japan Post Holdings Co. Ltd. ............. 54,300 626,973
Legal & General Group plc .............. 66,216 217,608
Marsh & McLennan Cos., Inc. ............ 17,860 3,097,817
Medibank Pvt Ltd. .................... 3,558 10,766
MS&AD Insurance Group Holdings, Inc. ..... 21,000 548,007
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) ................... 1,761 1,112,144
NN Group NV ....................... 16,964 1,324,819
Progressive Corp. (The) ................ 55,524 11,007,078
Prudential plc ....................... 16,203 225,272
QBE Insurance Group Ltd. .............. 19,973 294,737
Sampo OYJ , Class A .................. 41,271 438,964
Sompo Holdings, Inc. .................. 13,200 513,853
Suncorp Group Ltd. ................... 23,050 258,683
T&D Holdings, Inc. .................... 7,600 194,670
Talanx AG .......................... 195 24,197
Tokio Marine Holdings, Inc. .............. 30,000 1,408,229
Tryg A/S ........................... 42,960 1,023,965
Unipol Assicurazioni SpA ................ 20,382 473,477
Zurich Insurance Group AG .............. 1,887 1,333,767
72,436,716
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................. 95,428 27,441,276
Alphabet, Inc. , Class C ................. 33,994 9,751,519
LY Corp. ........................... 184,100 443,890
Meta Platforms, Inc. , Class A ............. 35,156 20,113,802
REA Group Ltd. ...................... 694 76,033
Rightmove plc ....................... 6,828 39,065
Scout24 SE
(b) (c)
...................... 313 24,151
57,889,736
IT Services — 0.3%
Accenture plc , Class A ................. 70,809 14,040,717
Akamai Technologies, Inc.
(e)
.............. 10,105 1,160,559
Applied Digital Corp.
(e)
................. 7,697 182,727
Capgemini SE ....................... 243 28,674
Cloudflare, Inc. , Class A
(e)
............... 7,946 1,639,578
DigitalOcean Holdings, Inc.
(e)
............. 5,331 457,293
Fujitsu Ltd. ......................... 64,500 1,319,068
Indra Sistemas SA .................... 3,283 183,488
International Business Machines Corp. ...... 2,868 695,174
MongoDB, Inc. , Class A
(e)
............... 4,560 1,116,151
NEC Corp. ......................... 45,700 1,137,157
NEXTDC Ltd.
(e)
...................... 336,164 2,687,624
Nomura Research Institute Ltd. ........... 10,600 290,097
Okta, Inc. , Class A
(e)
................... 13,055 1,027,559
Snowflake, Inc. , Class A
(e)
............... 9,051 1,365,072
Travelport Technology Ltd.
(e) (f)
............. 246 253,304
27,584,242
Leisure Products — 0.0%
Hasbro, Inc. ........................ 39,400 3,687,840
Life Sciences Tools & Services — 0.0%
Eurofins Scientific SE .................. 2,856 208,399
Lonza Group AG (Registered) ............ 1,104 708,237
QIAGEN NV ........................ 5,721 231,756
1,148,392

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.7%
Amada Co. Ltd. ...................... 3,700 $ 52,183
Atlas Copco AB , Class A ................ 14,909 263,096
Atlas Copco AB , Class B ................ 4,939 77,208
Caterpillar, Inc. ...................... 2,883 2,042,490
CNH Industrial NV .................... 201,706 2,218,766
Cummins, Inc. ....................... 10,173 5,473,277
Daifuku Co. Ltd. ...................... 3,700 130,644
Deere & Co. ........................ 12,104 6,818,183
Epiroc AB , Class A .................... 3,548 87,341
Epiroc AB , Class B .................... 1,536 32,903
FANUC Corp. ....................... 16,200 564,682
Fincantieri SpA
(e)
..................... 35,084 541,362
Flowserve Corp. ..................... 57,695 4,241,159
Fortive Corp. ........................ 31,826 1,759,341
GEA Group AG ...................... 7,691 551,581
Hyundai Rotem Co. Ltd. ................ 2,795 321,861
IHI Corp. .......................... 3,700 76,342
Illinois Tool Works, Inc. ................. 28,363 7,382,605
Indutrade AB ........................ 3,649 83,667
Komatsu Ltd. ....................... 47,200 1,879,531
Kone OYJ , Class B ................... 24,106 1,538,945
Kubota Corp. ....................... 50,400 807,670
Metso OYJ ......................... 2,918 50,570
Middleby Corp. (The)
(e) (h)
................ 14,796 1,961,654
Mitsubishi Heavy Industries Ltd. ........... 84,700 2,327,273
NGK Corp. ......................... 12,800 329,890
Nordson Corp. ....................... 2,708 720,490
NSK Ltd. .......................... 14,700 104,172
Oshkosh Corp. ...................... 3,274 481,966
Otis Worldwide Corp. .................. 23,515 1,812,536
PACCAR, Inc. ....................... 76,965 8,889,458
Parker-Hannifin Corp. .................. 6,441 5,766,241
Rational AG ........................ 273 200,287
RENK Group AG ..................... 12,785 764,181
Sandvik AB ......................... 54,052 2,077,859
Schindler Holding AG .................. 1,737 572,155
Schindler Holding AG (Registered) ......... 509 160,311
SKF AB , Class B ..................... 22,361 539,033
SMC Corp. ......................... 400 157,319
Snap-on, Inc. ....................... 4,251 1,544,048
Spirax Group plc ..................... 3,633 325,931
Techtronic Industries Co. Ltd. ............. 120,000 1,593,628
Trelleborg AB , Class B ................. 988 36,951
VAT Group AG
(b) (c)
.................... 145 90,457
Volvo AB , Class B .................... 794 26,106
Wartsila OYJ Abp ..................... 12,127 451,706
Weir Group plc (The) .................. 4,726 177,238
Westinghouse Air Brake Technologies Corp. ... 2,588 646,767
Xylem, Inc. ......................... 8,665 1,035,468
Yangzijiang Shipbuilding Holdings Ltd. ....... 32,800 97,429
Yaskawa Electric Corp. ................. 800 21,129
69,907,090
Marine Transportation — 0.0%
AP Moller - Maersk A/S , Class A ........... 53 129,772
AP Moller - Maersk A/S , Class B ........... 93 232,303
Kawasaki Kisen Kaisha Ltd. .............. 3,100 52,361
Nippon Yusen KK ..................... 21,700 797,145
SITC International Holdings Co. Ltd. ........ 43,000 188,276
1,399,857
Media — 0.1%
CyberAgent, Inc. ..................... 45,600 390,115
Dentsu Group, Inc.
(e)
................... 11,200 192,497
Informa plc ......................... 17,908 179,863
Security
Shares
Shares Value
Media (continued)
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (f) (i)
............... 4,682 $ 524,384
Mobvista, Inc.
(b) (c) (e)
.................... 27,000 45,809
Publicis Groupe SA ................... 19,249 1,593,230
SES SA , ADR ....................... 605,543 4,350,772
SKY Perfect JSAT Corp. ................ 179,900 3,411,214
WPP plc ........................... 1,221,958 3,821,638
14,509,522
Metals & Mining — 0.3%
Alrosa PJSC
(e) (f)
...................... 607,124 75
Anglo American plc ................... 26,544 1,139,682
Antofagasta plc ...................... 16,067 720,516
Barrick Mining Corp. ................... 41,853 1,707,184
BHP Group Ltd. ...................... 91,429 3,308,132
BlueScope Steel Ltd. .................. 4,638 83,951
Boliden AB
(e)
........................ 10,963 574,701
Endeavour Mining plc .................. 13,891 836,930
Evolution Mining Ltd. .................. 132,847 1,196,249
Fortescue Ltd. ....................... 52,626 752,005
Freeport-McMoRan, Inc. ................ 75,510 4,438,478
Glencore plc ........................ 198,769 1,505,451
Mineral Resources Ltd.
(e)
................ 452 17,363
Norsk Hydro ASA ..................... 4,212 44,893
Northern Star Resources Ltd. ............. 18,260 265,442
Novolipetsk Steel PJSC
(e) (f)
.............. 14 —
Perseus Mining Ltd. ................... 12,399 45,427
Regis Resources Ltd. .................. 25,100 118,968
Rio Tinto Ltd. ....................... 4,780 543,073
Rio Tinto plc ........................ 12,192 1,131,097
Sandfire Resources Ltd.
(e)
............... 4,337 49,768
South32 Ltd. ........................ 237,433 718,948
Southern Copper Corp. ................. 7,330 1,261,200
Steel Dynamics, Inc. ................... 7,272 1,308,960
Sumitomo Metal Mining Co. Ltd. ........... 1,400 81,484
Teck Resources Ltd. , Class B ............ 114,187 5,918,254
Vault Minerals Ltd. .................... 14,298 42,663
Westgold Resources Ltd. ............... 13,436 56,525
27,867,419
Multi-Utilities — 1.0%
AGL Energy Ltd. ..................... 42,849 293,338
Algonquin Power & Utilities Corp. .......... 693,325 4,246,373
Ameren Corp. ....................... 23,622 2,596,530
Black Hills Corp. ..................... 75,429 5,235,527
CenterPoint Energy, Inc. ................ 35,413 1,528,425
Centrica plc ........................ 1,986,717 5,625,265
CMS Energy Corp. .................... 261,703 20,302,919
Dominion Energy, Inc. .................. 130,832 8,088,034
DTE Energy Co. ..................... 39,194 5,730,947
E.ON SE .......................... 4,412 96,629
Engie SA .......................... 122,927 3,961,625
National Grid plc ..................... 692,323 11,686,477
Public Service Enterprise Group, Inc. ....... 16,468 1,333,085
REN - Redes Energeticas Nacionais SGPS SA . 387,434 1,672,591
Sembcorp Industries Ltd. ............... 653,800 3,395,290
Sempra ........................... 66,349 6,447,132
Veolia Environnement SA ............... 43,008 1,638,003
WEC Energy Group, Inc. ................ 131,938 15,274,462
99,152,652
Office REITs — 0.1%
COPT Defense Properties ............... 143,561 4,392,966
Cousins Properties, Inc. ................ 250,219 5,647,443
Dexus
(g)
........................... 10,974 45,243

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs (continued)
Hudson Pacific Properties, Inc.
(e)
.......... 138,747 $ 819,995
10,905,647
Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA ........................ 8,414 311,057
Ampol Ltd. ......................... 2,512 58,262
Antero Resources Corp.
(e)
............... 24,066 1,021,361
BP plc ............................ 1,502,253 11,757,839
Canadian Natural Resources Ltd. .......... 102,325 4,991,571
Cheniere Energy, Inc. .................. 41,420 11,753,339
Chevron Corp. ....................... 29,502 6,103,964
ConocoPhillips ...................... 135,109 17,834,388
Coterra Energy, Inc. ................... 131,591 4,624,108
DCC plc ........................... 4,740 293,582
DT Midstream, Inc. .................... 58,321 7,854,089
Enbridge, Inc. ....................... 170,131 9,222,614
ENEOS Holdings, Inc. ................. 121,900 1,098,336
Energy Transfer LP ................... 236,163 4,557,946
Eni SpA ........................... 69,008 1,962,159
Enterprise Products Partners LP ........... 127,183 4,812,605
EOG Resources, Inc. .................. 60,924 8,807,783
EQT Corp. ......................... 96,149 6,118,922
Equinor ASA ........................ 17,502 745,662
Expand Energy Corp. .................. 28,069 3,081,415
Gibson Energy, Inc. ................... 53,734 1,146,449
Keyera Corp. ....................... 164,271 6,354,268
Kinder Morgan, Inc. ................... 96,325 3,229,777
Kinetik Holdings, Inc. , Class A ............ 15,252 738,349
LUKOIL PJSC
(e) (f)
..................... 417,114 51
Marathon Petroleum Corp. .............. 9,702 2,369,034
MPLX LP .......................... 91,246 5,207,409
Neste OYJ ......................... 799 25,966
Novatek PJSC
(e) (f)
..................... 690 —
OMV AG .......................... 212 15,510
ONEOK, Inc. ........................ 9,880 893,053
Pembina Pipeline Corp. ................ 102,172 4,573,539
Phillips 66 .......................... 45,346 8,261,134
Plains All American Pipeline LP ........... 220,018 4,913,002
Plains GP Holdings LP , Class A
(e)
.......... 318,142 7,724,488
Range Resources Corp. ................ 20,317 917,922
Repsol SA ......................... 88,166 2,481,738
Santos Ltd. ......................... 50,817 278,149
Shell plc ........................... 323,448 15,040,808
South Bow Corp. ..................... 52,798 1,757,892
Sunoco LP ......................... 16,653 1,081,945
Targa Resources Corp. ................. 5,197 1,303,044
TC Energy Corp. ..................... 76,125 4,766,035
TotalEnergies SE ..................... 87,027 7,986,828
Tourmaline Oil Corp. ................... 130,238 6,233,374
Western Midstream Partners LP ........... 65,487 2,696,100
Williams Cos., Inc. (The) ................ 322,244 23,452,918
Woodside Energy Group Ltd. ............. 27,683 657,126
221,116,910
Passenger Airlines — 0.0%
ANA Holdings, Inc. .................... 17,000 304,457
International Consolidated Airlines Group SA .. 85,528 405,943
Qantas Airways Ltd. ................... 10,661 62,625
773,025
Personal Care Products — 0.0%
Kao Corp. .......................... 11,600 451,560
L'Oreal SA ......................... 4,480 1,829,141
Shiseido Co. Ltd. ..................... 900 18,387
Unilever plc ......................... 28,049 1,539,873
3,838,961
Security
Shares
Shares Value
Pharmaceuticals — 1.2%
Astellas Pharma, Inc. .................. 45,300 $ 738,472
AstraZeneca plc ..................... 66,696 13,041,736
Bayer AG (Registered) ................. 4,525 209,409
Chugai Pharmaceutical Co. Ltd. ........... 6,800 375,010
Daiichi Sankyo Co. Ltd. ................. 50,000 894,533
Eisai Co. Ltd. ....................... 5,900 184,710
Eli Lilly & Co. ....................... 20,928 19,248,947
Galderma Group AG ................... 1,565 307,575
GSK plc ........................... 41,119 1,132,643
Hikma Pharmaceuticals plc .............. 8,165 137,138
Ipsen SA .......................... 3,695 690,535
Johnson & Johnson ................... 69,391 16,961,936
Kyowa Kirin Co. Ltd. ................... 11,300 184,936
Merck & Co., Inc. ..................... 270,939 32,591,252
Novartis AG (Registered) ............... 29,628 4,547,733
Novo Nordisk A/S , Class B .............. 139,220 5,094,686
Ono Pharmaceutical Co. Ltd. ............. 49,700 797,686
Orion OYJ , Class B ................... 777 62,802
Otsuka Holdings Co. Ltd. ............... 9,100 645,835
Recordati Industria Chimica e Farmaceutica SpA 11,391 652,232
Roche Holding AG .................... 25,136 10,067,374
Sanofi SA .......................... 71,703 6,924,347
Shionogi & Co. Ltd. ................... 3,900 86,272
Takeda Pharmaceutical Co. Ltd. ........... 20,800 766,020
UCB SA ........................... 3,033 913,833
Zoetis, Inc. , Class A ................... 19,838 2,345,050
119,602,702
Professional Services — 0.2%
ALS Ltd. ........................... 1,318 19,348
Automatic Data Processing, Inc. ........... 28,141 5,717,688
Broadridge Financial Solutions, Inc. ........ 6,015 977,317
Bureau Veritas SA .................... 9,490 284,049
Computershare Ltd. ................... 29,918 590,057
Equifax, Inc. ........................ 17,779 3,201,465
Experian plc ........................ 13,469 465,953
Intertek Group plc .................... 17,882 870,120
Recruit Holdings Co. Ltd. ............... 35,200 1,533,663
RELX plc .......................... 21,456 702,949
SGS SA (Registered) .................. 3,323 350,208
SS&C Technologies Holdings, Inc. ......... 47,599 3,216,264
Wolters Kluwer NV .................... 8,298 619,763
18,548,844
Real Estate Management & Development — 0.3%
ADLER Group SA
(e) (f)
.................. 664,216 8
CapitaLand Investment Ltd. .............. 21,400 45,552
CBRE Group, Inc. , Class A
(e)
............. 16,525 2,238,476
CK Asset Holdings Ltd. ................. 63,500 363,334
Daiwa House Industry Co. Ltd. ............ 50,500 1,584,335
Hongkong Land Holdings Ltd. ............ 28,200 219,762
LEG Immobilien SE ................... 1,164 76,035
Lendlease Corp. Ltd.
(g)
................. 474,174 1,091,714
Mitsubishi Estate Co. Ltd. ............... 87,300 2,423,139
Mitsui Fudosan Co. Ltd. ................ 787,500 8,395,095
Nomura Real Estate Holdings, Inc. ......... 19,400 125,785
Sumitomo Realty & Development Co. Ltd. .... 4,200 119,178
Sun Hung Kai Properties Ltd. ............. 332,000 5,528,078
Tokyu Fudosan Holdings Corp. ............ 240,900 2,056,096
VGP NV ........................... 3,975 381,220
Vonovia SE ......................... 160,895 4,024,376
Wharf Real Estate Investment Co. Ltd. ...... 1,099,000 3,198,242
31,870,425

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 0.3%
American Homes 4 Rent , Class A .......... 310,630 $ 8,672,790
AvalonBay Communities, Inc. ............ 17,511 2,860,422
Centurion Accommodation REIT ........... 369,300 317,651
Equity Residential .................... 84,676 5,008,585
Sun Communities, Inc. ................. 58,716 7,395,867
UDR, Inc. .......................... 123,344 4,166,560
UNITE Group plc (The) ................. 374,975 2,271,906
30,693,781
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 6,215,006
Federal Realty Investment Trust ........... 30,529 3,242,485
Klepierre SA ........................ 6,748 253,335
Link REIT .......................... 68,300 316,558
Primaris REIT ....................... 164,634 2,041,504
Regency Centers Corp. ................ 73,351 5,549,737
Scentre Group ....................... 58,258 134,420
Simon Property Group, Inc. .............. 23,815 4,442,212
Unibail-Rodamco-Westfield
(g)
............. 19,895 2,194,927
24,390,184
Semiconductors & Semiconductor Equipment — 1.1%
Advantest Corp. ...................... 14,000 1,932,093
Applied Materials, Inc. ................. 47,173 16,123,260
ASM International NV .................. 1,270 962,600
ASML Holding NV .................... 7,353 9,777,701
ASMPT Ltd. ........................ 4,500 58,247
BE Semiconductor Industries NV .......... 4,466 956,590
Broadcom, Inc. ...................... 86,942 26,909,418
Disco Corp. ......................... 1,200 489,100
Infineon Technologies AG ............... 8,534 387,155
Kioxia Holdings Corp.
(e)
................. 2,500 326,500
KLA Corp. .......................... 2,866 4,219,927
Lasertec Corp. ...................... 400 89,029
MediaTek, Inc. ....................... 94,000 4,508,726
Monolithic Power Systems, Inc. ........... 946 1,034,309
Nova Ltd.
(e)
......................... 830 366,535
NVIDIA Corp. ....................... 9,521 1,660,462
NXP Semiconductors NV ............... 15,807 3,111,766
Renesas Electronics Corp. .............. 103,700 1,482,623
SCREEN Holdings Co. Ltd. .............. 8,000 476,613
SK Hynix, Inc. ....................... 5,110 2,899,236
STMicroelectronics NV ................. 8,067 274,509
Taiwan Semiconductor Manufacturing Co. Ltd. . 236,000 13,648,948
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 11,695 3,952,325
Texas Instruments, Inc. ................. 42,328 8,217,558
Tokyo Electron Ltd. ................... 30,600 7,602,599
Tower Semiconductor Ltd.
(e)
.............. 215 38,028
111,505,857
Software — 0.7%
Cadence Design Systems, Inc.
(e)
.......... 5,900 1,639,433
Check Point Software Technologies Ltd.
(e)
.... 8,948 1,278,222
Cipher Digital, Inc.
(e)
................... 13,336 171,634
Cleanspark, Inc.
(e) (h)
................... 14,122 120,178
Core Scientific, Inc.
(e)
.................. 12,502 187,030
Crowdstrike Holdings, Inc. , Class A
(e)
........ 4,176 1,630,352
CyberArk Software, Inc.
(e)
............... 608 27,360
Dassault Systemes SE ................. 12,777 258,661
Datadog, Inc. , Class A
(e)
................ 11,698 1,380,949
Dynatrace, Inc.
(e)
..................... 24,954 922,799
Fortinet, Inc.
(e)
....................... 29,321 2,396,112
Gen Digital, Inc. ...................... 15,868 298,794
Hut 8 Corp.
(e)
........................ 3,809 178,680
Intuit, Inc. .......................... 5,380 2,326,204
Security
Shares
Shares Value
Software (continued)
JFrog Ltd.
(e)
......................... 15,026 $ 705,170
Microsoft Corp. ...................... 109,238 40,436,630
Nemetschek SE ...................... 3,941 295,023
Nice Ltd.
(e)
......................... 4,260 470,341
Nutanix, Inc. , Class A
(e)
................. 23,361 887,952
Open Text Corp. ..................... 12,258 273,164
Oracle Corp. ........................ 17,246 2,537,059
Oracle Corp. Japan ................... 600 32,540
Palantir Technologies, Inc. , Class A
(e)
....... 6,016 880,021
Palo Alto Networks, Inc.
(e)
............... 20,162 3,232,372
Qualys, Inc.
(e)
....................... 4,996 438,899
Rubrik, Inc. , Class A
(e)
.................. 17,961 879,550
Sage Group plc (The) .................. 120,627 1,351,673
SailPoint, Inc.
(e)
...................... 54,528 721,951
SAP SE ........................... 18,411 3,138,756
SentinelOne, Inc. , Class A
(e)
.............. 21,868 281,660
Synopsys, Inc.
(e)
..................... 4,092 1,622,396
Technology One Ltd. .................. 2,062 39,142
Terawulf, Inc.
(e)
...................... 12,659 182,669
Trend Micro, Inc. ..................... 12,200 406,706
Workday, Inc. , Class A
(e)
................ 20,050 2,604,896
Xero Ltd.
(e)
......................... 1,851 97,825
Zscaler, Inc.
(e)
....................... 10,998 1,542,909
75,875,712
Specialized REITs — 0.5%
Crown Castle, Inc. .................... 197,736 16,077,914
DigiCo Infrastructure REIT
(g)
............. 611,781 752,604
Digital Realty Trust, Inc. ................ 10,602 1,910,586
Equinix, Inc. ........................ 20,695 20,286,067
Iron Mountain, Inc. .................... 73,185 7,475,116
Keppel DC REIT ..................... 2,040,960 3,474,159
Public Storage ....................... 15,530 4,206,766
54,183,212
Specialty Retail — 0.3%
Avolta AG .......................... 894 53,601
Fast Retailing Co. Ltd. ................. 2,800 1,106,298
H & M Hennes & Mauritz AB , Class B ....... 29,721 556,046
Home Depot, Inc. (The) ................ 17,474 5,747,024
Industria de Diseno Textil SA ............. 127,476 7,420,224
JB Hi-Fi Ltd. ........................ 1,425 72,103
Kingfisher plc ....................... 66,441 252,631
Lowe's Cos., Inc. ..................... 34,804 8,223,489
TJX Cos., Inc. (The) ................... 30,435 4,860,470
Williams-Sonoma, Inc. ................. 5,010 913,473
Zalando SE
(b) (c) (e)
..................... 3,309 80,841
29,286,200
Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc. ......................... 36,797 9,338,711
Canon, Inc. ......................... 14,400 399,562
Dell Technologies, Inc. , Class C ........... 29,784 4,888,448
Everpure, Inc. , Class A
(e)
................ 10,799 637,573
FUJIFILM Holdings Corp. ............... 56,700 1,080,455
Hewlett Packard Enterprise Co. ........... 273,237 6,505,773
HP, Inc. ........................... 127,869 2,456,363
Logitech International SA (Registered) ....... 7,634 708,928
Ricoh Co. Ltd. ....................... 7,000 59,174
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 8,105 23,437,097
Western Digital Corp. .................. 33,806 9,144,185
58,656,269
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG ......................... 5,990 969,522
Burberry Group plc
(e)
.................. 3,679 53,831
Cie Financiere Richemont SA (Registered) .... 8,342 1,472,915

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Hermes International SCA ............... 328 $ 621,347
LVMH Moet Hennessy Louis Vuitton SE ...... 4,696 2,567,067
Pandora A/S ........................ 4,867 347,864
Swatch Group AG (The) ................ 13,945 3,078,519
9,111,065
Tobacco — 0.3%
British American Tobacco plc ............. 405,883 23,565,092
Imperial Brands plc ................... 62,587 2,537,766
Japan Tobacco, Inc. ................... 25,700 985,951
27,088,809
Trading Companies & Distributors — 0.2%
Brenntag SE ........................ 5,652 382,857
Bunzl plc .......................... 15,736 473,739
Diploma plc ......................... 2,826 225,633
ITOCHU Corp. ...................... 56,200 714,892
Mitsubishi Corp. ...................... 51,100 1,753,035
Mitsui & Co. Ltd. ..................... 162,100 6,265,598
SGH Ltd. .......................... 550 15,648
Sumitomo Corp. ..................... 55,200 2,065,533
Sunbelt Rentals Holdings, Inc. ............ 5,499 350,789
Toyota Tsusho Corp. ................... 35,800 1,387,492
WESCO International, Inc. ............... 41,077 11,239,489
24,874,705
Transportation Infrastructure — 0.6%
Aena SME SA
(b) (c)
..................... 684,055 20,177,770
Atlas Arteria Ltd.
(g)
.................... 1,532,553 4,544,957
Auckland International Airport Ltd. ......... 1,197,172 5,483,001
Enav SpA
(b) (c)
........................ 169,710 1,020,565
Flughafen Zurich AG (Registered) .......... 34,865 10,917,488
Fraport AG Frankfurt Airport Services
Worldwide
(e)
...................... 48,786 4,250,043
Transurban Group
(g)
................... 1,432,633 13,975,109
60,368,933
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 14,247 1,938,874
Guangdong Investment Ltd. .............. 4,298,000 4,304,855
Severn Trent plc ..................... 13,076 536,294
United Utilities Group plc ................ 38,874 677,814
7,457,837
Wireless Telecommunication Services — 0.1%
Airtel Africa plc
(b) (c)
.................... 18,591 85,729
Altice France Lux 3
(e)
.................. 44,357 738,289
KDDI Corp. ......................... 33,100 563,585
Mobile TeleSystems PJSC
(e) (f)
............. 26,804 3
Rogers Communications, Inc. , Class B ...... 51,555 1,982,290
SoftBank Corp. ...................... 539,600 722,051
SoftBank Group Corp. ................. 45,500 1,107,914
Tele2 AB , Class B .................... 50,451 1,044,209
T-Mobile US, Inc. ..................... 33,967 7,134,089
Vodafone Group plc ................... 776,158 1,170,719
14,548,878
Total Common Stocks — 25 .0%
(Cost: $ 2,266,344,221 ) ............................ 2,573,367,225
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,212 $ 1,233,576
ATI, Inc.
4.88% , 10/01/29 ................... 614 605,811
7.25% , 08/15/30 ................... 188 194,950
5.13% , 10/01/31 ................... 683 674,790
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 108 110,241
Boeing Co. (The)
6.26% , 05/01/27 ................... 128 130,210
5.15% , 05/01/30 ................... 1,042 1,059,443
3.63% , 02/01/31 ................... 3,355 3,190,679
3.60% , 05/01/34 ................... 3,009 2,693,577
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 675 717,891
7.25% , 07/01/31 ................... 111 116,319
7.00% , 06/01/32 ................... 280 290,596
6.75% , 06/15/33 ................... 2,568 2,651,994
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 126,402
Carpenter Technology Corp., 5.63%, 03/01/34
(b)
758 751,018
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 848 1,004,052
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 4,653 4,629,414
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 107 110,285
GE Capital Funding LLC, 4.55%, 05/15/32 ... 213 212,406
General Electric Co., 4.30%, 07/29/30 ...... 1,357 1,353,746
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 683 687,186
Honeywell Aerospace, Inc.
(b)
3.90% , 03/16/28 ................... 178 176,689
4.00% , 03/16/29 ................... 178 176,338
4.30% , 03/16/31 ................... 236 233,448
4.60% , 03/16/33 ................... 5,853 5,785,855
4.95% , 03/16/36 ................... 275 272,856
L3Harris Technologies, Inc.
5.25% , 06/01/31 ................... 371 379,616
5.35% , 06/01/34 ................... 95 96,562
4.85% , 04/27/35 ................... 594 582,669
Leidos, Inc.
4.10% , 03/15/29 ................... 3,700 3,663,394
5.00% , 03/15/36 ................... 124 119,884
Lockheed Martin Corp.
4.40% , 08/15/30 ................... 1,130 1,130,888
4.75% , 02/15/34 ................... 263 263,707
4.80% , 08/15/34 ................... 199 198,824
Moog, Inc.
(b)
4.25% , 12/15/27 ................... 31 30,982
5.50% , 10/15/34 ................... 336 337,056
RTX Corp., 5.15%, 02/27/33 ............ 808 824,040
Textron, Inc., 4.95%, 03/15/36 ........... 1,285 1,249,328
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 517 523,276
6.38% , 03/01/29 ................... 646 658,056
6.63% , 03/01/32 ................... 2,751 2,805,663
6.00% , 01/15/33 ................... 5,304 5,301,022
6.38% , 05/31/33 ................... 6,085 6,052,557
6.25% , 01/31/34 ................... 483 488,328
6.75% , 01/31/34 ................... 3,238 3,280,434
6.13% , 07/31/34 ................... 3,243 3,189,628
60,365,686
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10% , 08/05/29 ................... 414 397,287
2.40% , 05/15/31 ................... 238 214,319
Rand Parent LLC, 8.50%, 02/15/30
(b)
....... 269 276,135

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. USD 129 $ 134,172
United Parcel Service, Inc.
3.40% , 03/15/29 ................... 571 558,253
4.45% , 04/01/30 ................... 333 335,342
1,915,508
Automobile Components — 0.3%
Allison Transmission, Inc., 5.88%, 12/01/33
(b)
.. 727 722,543
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 516 510,707
7.75% , 10/15/33 ................... 529 514,981
Aptiv Swiss Holdings Ltd.
4.65% , 09/13/29 ................... 771 786,023
3.25% , 03/01/32 ................... 2,412 2,257,434
5.15% , 09/13/34 ................... 1,700 1,734,698
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 546 551,313
6.75% , 02/15/30
(b)
.................. 3,084 3,153,390
4.75% , 06/15/31
(b)
.................. EUR 300 340,468
4.75% , 06/15/31
(c)
.................. 1,302 1,477,630
6.75% , 09/15/32
(b)
.................. USD 2,387 2,406,096
Cyprium Corp., 6.13%, 04/15/31
(b)
......... 541 533,327
Dana, Inc.
4.25% , 09/01/30 ................... 51 48,249
4.50% , 02/15/32 ................... 83 77,456
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 712 785,704
Forvia SE
5.50% , 06/15/31
(c)
.................. 588 672,907
6.75% , 09/15/33
(b)
.................. USD 550 537,015
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
133 137,712
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 699 661,472
6.63% , 07/15/30 ................... 168 164,284
Icahn Enterprises LP
5.25% , 05/15/27 ................... 1,948 1,908,860
9.75% , 01/15/29 ................... 173 170,085
4.38% , 02/01/29 ................... 294 250,888
10.00% , 11/15/29
(b)
................. 944 929,980
IHO Verwaltungs GmbH
(c)(j)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,164 1,376,963
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 550 659,226
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 864 1,009,778
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 800 913,858
5.38% , 04/01/31 ................... 400 467,416
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 1,372 1,367,120
ZF Europe Finance BV
(c)
7.00% , 06/12/30 ................... EUR 1,600 1,886,481
5.50% , 02/17/32 ................... 1,000 1,090,474
ZF Finance GmbH, 2.25%, 05/03/28
(c)
...... 2,200 2,410,216
ZF North America Capital, Inc., 7.50%, 03/24/31
(c)
USD 343 336,934
32,851,688
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 1,488 1,511,407
Ford Motor Co.
4.35% , 12/08/26 ................... USD 700 697,941
6.63% , 10/01/28 ................... 335 346,594
9.63% , 04/22/30 ................... 109 123,973
7.45% , 07/16/31 ................... 538 580,597
3.25% , 02/12/32 ................... 180 156,339
General Motors Co., 5.35%, 04/15/28 ...... 1,938 1,965,607
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(b)
...................... 1,310 1,258,964
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 1,703 $ 1,948,510
7.75% , 07/17/32
(b)
.................. USD 543 549,839
6.38% , 07/17/33
(c)
.................. EUR 400 459,999
6.38% , 07/17/33
(b)
.................. 225 258,749
8.13% , 07/17/35
(b)
.................. USD 2,258 2,323,124
RCI Banque SA
(c)
4.25% , 05/23/34 ................... EUR 1,200 1,364,171
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34
(a)
................ 1,800 2,108,765
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37
(a)
................ 1,300 1,454,408
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 360 349,803
17,458,790
Banks — 1.2%
AIB Group plc, (1-day SOFR + 1.65%), 5.32%,
05/15/31
(a) (b)
..................... 1,600 1,628,769
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (k)
......... 1,160 1,135,396
Associated Banc-Corp., (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
................. 2,000 2,047,059
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 1,373 1,575,283
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 ................... 800 203,430
4.75% , 01/15/18 ................... 1,500 381,430
4.00% , 01/21/25 ................... 5,400 1,373,150
Banco Santander SA, 6.92%, 08/08/33 ...... USD 600 647,575
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 615,323
Bank of America Corp.
(a)
(1-day SOFR + 2.04%), 4.95% , 07/22/28 .. 2,117 2,130,672
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 1,400 1,438,211
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 2,614 2,487,064
(1-day SOFR + 0.87%), 4.46% , 02/06/32 .. 395 390,056
(1-day SOFR + 1.33%), 2.97% , 02/04/33 .. 2,095 1,896,421
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 1,848 1,870,462
(1-day SOFR + 1.31%), 5.51% , 01/24/36 .. 33 33,653
(1-day SOFR + 1.13%), 5.05% , 02/06/37 .. 395 389,746
Bank of Nova Scotia (The), (1-day SOFR +
1.05%), 4.81%, 02/02/34
(a)
............ 843 831,030
Banque Federative du Credit Mutuel SA, 5.11%,
01/15/36
(b)
...................... 316 309,196
Barclays plc, (1-day SOFR + 3.57%), 7.12%,
06/27/34
(a)
...................... 900 979,313
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a) (c)
.... 295 303,608
BNP Paribas SA, (1-day SOFR + 1.29%), 4.92%,
01/15/34
(a) (b)
..................... 1,244 1,216,409
Citigroup, Inc.
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
. 137 135,349
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(a)
..................... 4,559 4,485,419
(1-day SOFR + 1.15%), 2.67% , 01/29/31
(a)
. 3,151 2,923,145
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(a)
. 1,000 1,006,482
(1-day SOFR + 2.11%), 2.57% , 06/03/31
(a)
. 405 371,256
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(a)
. 665 594,872
5.88% , 02/22/33 ................... 1,705 1,783,869
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(a)
. 375 351,770
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(a)
. 269 267,782
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
. 585 605,544
(1-day SOFR + 1.49%), 5.17% , 09/11/36
(a)
. 160 158,607

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Citizens Financial Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.45%), 5.30%, 01/29/36
(a)
..... USD 116 $ 114,956
Eurobank SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25% , 04/30/35 ................. EUR 325 367,323
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.00% , 02/07/36 ................. 2,112 2,371,759
Fifth Third Bancorp
(a)
(1-day SOFR + 0.95%), 4.57% , 04/29/32 .. USD 4,250 4,166,065
(1-day SOFR + 1.24%), 5.14% , 01/29/37 .. 2,166 2,109,950
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
...................... 1,844 1,855,452
HSBC Holdings plc
(a)
(1-day SOFR + 3.35%), 7.39% , 11/03/28 .. 200 208,474
(1-day SOFR + 1.29%), 5.13% , 03/03/31 .. 4,980 5,036,277
(1-day SOFR + 1.19%), 4.62% , 11/06/31 .. 3,700 3,648,614
(1-day SOFR + 1.21%), 4.68% , 03/10/32 .. 299 295,038
(1-day SOFR + 1.55%), 5.28% , 03/10/37 .. 299 293,629
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%, 02/02/35
(a)
............ 100 102,042
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.89%), 2.18% , 06/01/28 .. 256 249,553
(3-mo. CME Term SOFR + 1.38%), 4.01% ,
04/23/29 ...................... 1,943 1,927,631
(3-mo. CME Term SOFR + 1.52%), 4.20% ,
07/23/29 ...................... 312 310,206
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. 3,932 4,005,383
(1-day SOFR + 1.16%), 5.58% , 04/22/30 .. 1,349 1,390,368
(3-mo. CME Term SOFR + 1.42%), 3.70% ,
05/06/30 ...................... 2,348 2,289,841
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 3,986 4,042,589
(1-day SOFR + 0.84%), 4.35% , 01/22/32 .. 702 692,093
(1-day SOFR + 1.81%), 6.25% , 10/23/34 .. 1,000 1,075,214
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 1,827 1,849,623
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 1,192 1,228,337
(1-day SOFR + 1.07%), 4.90% , 01/22/37 .. 490 479,470
Keybank National Association
3.90% , 04/13/29 ................... 1,369 1,335,585
4.90% , 08/08/32 ................... 830 815,976
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 .. 714 697,726
(SOFR Index + 2.42%), 6.40% , 03/06/35 .. 3,180 3,371,569
(1-day SOFR + 1.37%), 5.31% , 01/28/37 .. 276 270,302
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.82%), 4.43% ,
11/04/31 ...................... 1,667 1,643,562
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95% ,
11/15/33 ...................... 499 568,461
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07% ,
06/13/36 ...................... 1,140 1,158,628
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41% , 10/30/29 .. 1,066 1,139,188
(1-day SOFR + 1.40%), 5.18% , 07/08/31 .. 1,509 1,524,813
(1-day SOFR + 2.26%), 6.08% , 03/13/32 .. 568 595,425
(1-day SOFR + 1.85%), 5.05% , 01/27/34 .. 328 323,975
(1-day SOFR + 1.61%), 5.39% , 01/16/36 .. 1,359 1,347,812
Mitsubishi UFJ Financial Group, Inc.
(a)
Series 8NC7 , (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.53%), 5.48% , 02/22/31 ........... 467 479,335
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 5.06% ,
01/14/37 ...................... USD 400 $ 392,971
Morgan Stanley Private Bank NA, (1-day SOFR +
0.78%), 4.45%, 11/17/28
(a)
............ 2,595 2,592,716
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 1,062 1,283,760
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49% , 05/14/30 .. USD 582 598,543
(1-day SOFR + 1.26%), 4.81% , 10/21/32 .. 1,490 1,485,044
(SOFR Index + 2.14%), 6.04% , 10/28/33 .. 180 190,372
(1-day SOFR + 1.93%), 5.07% , 01/24/34 .. 250 249,947
(1-day SOFR + 1.95%), 5.94% , 08/18/34 .. 200 209,465
(1-day SOFR + 2.28%), 6.88% , 10/20/34 .. 178 196,649
(1-day SOFR + 1.90%), 5.68% , 01/22/35 .. 190 195,455
(1-day SOFR + 1.60%), 5.40% , 07/23/35 .. 1,181 1,195,993
Royal Bank of Canada, 5.15%, 02/01/34 ..... 400 408,993
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.55%), 4.86% , 09/11/30 .. 1,663 1,666,617
(1-day SOFR + 1.48%), 2.90% , 03/15/32 .. 1,740 1,578,328
Standard Chartered plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.07%), 5.24%, 01/13/37
(a) (b)
........... 354 342,824
Sumitomo Mitsui Financial Group, Inc., (1-day
SOFR + 1.22%), 5.05%, 01/15/37
(a)
...... 500 491,724
Truist Bank, (1-day SOFR + 0.91%), 4.14%,
10/23/29
(a)
...................... 1,955 1,936,391
Truist Financial Corp., Series I., (1-day SOFR +
0.97%), 4.60%, 01/27/32
(a)
............ 748 740,029
US Bancorp
(a)
(1-day SOFR + 0.87%), 4.48% , 01/26/32 .. 829 820,264
(1-day SOFR + 1.86%), 5.68% , 01/23/35 .. 600 619,715
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 1,107 1,132,431
(1-day SOFR + 0.74%), 4.18% , 01/23/30 .. 2,475 2,453,071
(3-mo. CME Term SOFR + 1.26%), 2.57% ,
02/11/31 ...................... 1,112 1,028,576
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 4,806 4,888,115
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,199 1,228,813
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 1,936 1,970,749
121,847,150
Beverages — 0.0%
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ....................... 156 151,940
Anheuser-Busch InBev Worldwide, Inc.
6.63% , 08/15/33 ................... 140 155,597
5.00% , 06/15/34 ................... 304 307,480
5.88% , 06/15/35 ................... 142 151,435
766,452
Biotechnology — 0.2%
AbbVie, Inc.
3.20% , 11/21/29 ................... 806 777,037
4.13% , 03/15/31 ................... 2,103 2,072,483
4.40% , 03/15/33 ................... 2,825 2,773,240
5.05% , 03/15/34 ................... 300 304,486
Amgen, Inc.
4.20% , 02/19/31 ................... 4,130 4,073,386
4.20% , 03/01/33 ................... 540 521,155
5.25% , 03/02/33 ................... 1,828 1,875,945
4.85% , 02/19/36 ................... 1,080 1,061,133
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34
(b)
1,570 1,545,754
Genmab A/S
(b)
6.25% , 12/15/32 ................... 563 577,206
7.25% , 12/15/33 ................... 1,186 1,241,423
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 784 810,816

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Grifols SA
(c)
2.25% , 11/15/27 ................... EUR 290 $ 330,991
7.13% , 05/01/30 ................... 1,130 1,350,113
7.50% , 05/01/30 ................... 363 433,960
19,749,128
Broadline Retail — 0.2%
Amazon.com, Inc.
4.10% , 11/20/30 ................... USD 6,975 6,893,270
4.25% , 03/13/31 ................... 245 243,194
4.55% , 03/13/33 ................... 2,330 2,307,575
4.88% , 03/13/36 ................... 1,305 1,293,107
B&M European Value Retail plc
6.50% , 11/27/31
(c)
.................. GBP 2,065 2,582,187
Getty Images, Inc., 10.50%, 11/15/30
(b)
...... USD 215 192,816
Match Group Holdings II LLC
(b)
3.63% , 10/01/31 ................... 456 405,423
6.13% , 09/15/33 ................... 1,558 1,514,085
MercadoLibre, Inc., 4.90%, 01/15/33 ....... 634 613,617
Prosus NV, 4.19%, 01/19/32
(b)
........... 654 613,374
Rakuten Group, Inc.
(b)
11.25% , 02/15/27 .................. 683 706,917
9.75% , 04/15/29 ................... 1,285 1,369,293
18,734,858
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 574 578,987
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 341 351,996
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 249 245,817
6.75% , 05/15/35 ................... 1,008 1,007,034
EMRLD Borrower LP
(b)
6.63% , 12/15/30 ................... 4,201 4,272,665
6.75% , 07/15/31 ................... 408 419,610
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 1,459 1,707,210
JELD-WEN Holding, Inc., 7.00%, 09/01/32
(b)
.. USD 109 50,817
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
....... 831 563,445
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 214 210,832
9.75% , 07/15/28 ................... 399 398,596
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... 3,963 4,018,494
6.75% , 03/01/33 ................... 1,551 1,575,258
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
...................... 57 56,570
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 4,785 4,787,474
6.25% , 08/01/33 ................... 930 919,542
5.88% , 03/15/34 ................... 760 732,784
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 194 191,766
4.38% , 07/15/30 ................... 269 253,550
3.38% , 01/15/31 ................... 186 166,724
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 327 237,036
22,746,207
Capital Markets — 0.8%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
................. 1,116 1,132,227
Apollo Debt Solutions BDC
5.88% , 08/30/30 ................... 252 248,036
6.70% , 07/29/31 ................... 130 131,518
6.55% , 03/15/32 ................... 211 211,809
Ares Capital Corp.
3.20% , 11/15/31 ................... 565 488,930
Security
Par (000)
Par (000) Value
Capital Markets (continued)
5.80% , 03/08/32 ................... USD 1,798 $ 1,773,977
Ares Strategic Income Fund
5.70% , 03/15/28 ................... 3,949 3,942,875
4.85% , 01/15/29
(b)
.................. 601 581,926
5.80% , 09/09/30
(b)
.................. 290 281,993
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 75 72,611
Blackstone Private Credit Fund, 3.25%, 03/15/27 1,655 1,613,609
Blue Owl Capital Corp.
5.95% , 03/15/29 ................... 3,261 3,221,789
6.20% , 07/15/30 ................... 2,152 2,120,900
Blue Owl Credit Income Corp., 5.80%, 03/15/30 390 376,051
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 374 347,499
Deutsche Bank AG
(1-day SOFR + 1.59%), 5.71% , 02/08/28
(a)
. 1,696 1,710,185
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
. 1,547 1,602,762
5.41% , 05/10/29 ................... 4,004 4,112,856
(1-day SOFR + 1.30%), 4.95% , 08/04/31
(a)
. 1,285 1,280,160
(5-Year USD Swap Rate + 2.55%), 4.88% ,
12/01/32
(a)
..................... 261 259,860
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
2,020 2,006,156
Goldman Sachs Group, Inc. (The)
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
..................... 313 308,763
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
. 3,299 3,451,231
2.60% , 02/07/30 ................... 1,000 930,223
3.80% , 03/15/30 ................... 1,000 971,791
(1-day SOFR + 1.27%), 5.73% , 04/25/30
(a)
. 413 426,088
(1-day SOFR + 1.21%), 5.05% , 07/23/30
(a)
. 3,000 3,036,142
(1-day SOFR + 0.96%), 4.52% , 01/21/32
(a)
. 6,447 6,349,276
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
. 402 361,098
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
. 431 380,476
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
. 475 421,696
(1-day SOFR + 1.42%), 5.02% , 10/23/35
(a)
. 1,330 1,305,400
(1-day SOFR + 1.38%), 5.54% , 01/28/36
(a)
. 544 552,968
(1-day SOFR + 1.19%), 5.07% , 01/21/37
(a)
. 551 538,698
Intercontinental Exchange, Inc.
1.85% , 09/15/32 ................... 449 378,233
4.60% , 03/15/33 ................... 784 773,069
Jane Street Group
(b)
6.13% , 11/01/32 ................... 119 117,678
6.75% , 05/01/33 ................... 428 434,235
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 629,710
Morgan Stanley
(a)
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 5,185 5,232,535
(1-day SOFR + 1.59%), 5.16% , 04/20/29 .. 4,644 4,697,491
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ...................... 1,042 1,037,309
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 1,993 2,050,242
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 4,419 4,470,116
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 3,013 3,011,757
(1-day SOFR + 1.36%), 2.48% , 09/16/36 .. 1,485 1,277,676
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94% ,
02/07/39 ...................... 127 129,825
MSCI, Inc.
5.25% , 09/01/35 ................... 452 442,760
5.15% , 03/15/36 ................... 1,130 1,094,497
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... 881 881,110
8.00% , 08/01/33 ................... 1,632 1,611,114
S&P Global, Inc.
2.50% , 12/01/29 ................... 297 278,859
1.25% , 08/15/30 ................... 160 139,425

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
SURA Asset Management SA, 6.35%, 05/13/32
(b)
USD 820 $ 861,172
UBS Americas, Inc., 7.13%, 07/15/32 ....... 80 89,368
UBS Group AG
(a)(b)
(3-mo. SOFR + 1.67%), 3.87% , 01/12/29 .. 250 247,121
(1-day SOFR + 1.06%), 4.40% , 09/23/31 .. 580 569,408
(1-day SOFR + 1.76%), 5.58% , 05/09/36 .. 250 253,559
77,259,848
Chemicals — 0.6%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (j)
........... 590 454,275
Avient Corp., 6.25%, 11/01/31
(b)
.......... 164 165,145
Celanese US Holdings LLC
7.00% , 02/15/31 ................... 46 47,233
6.75% , 04/15/33 ................... 204 209,296
7.38% , 02/15/34 ................... 855 875,968
Chemours Co. (The)
(b)
5.75% , 11/15/28 ................... 1,455 1,440,631
4.63% , 11/15/29 ................... 1,450 1,359,745
7.88% , 03/15/34 ................... 375 374,891
Consolidated Energy Finance SA, 5.63%,
10/15/28
(b)
...................... 150 139,687
Dow Chemical Co. (The), 5.65%, 03/15/36 ... 2,205 2,184,310
DuPont de Nemours, Inc., 4.73%, 11/15/28
(b)
.. 1,028 1,031,877
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 1,535 1,494,526
FIS Fabbrica Italiana Sintetici SpA, (3-mo.
EURIBOR + 3.25%), 5.28%, 02/05/31
(a) (c)
... EUR 611 692,403
FMC Corp.
3.45% , 10/01/29 ................... USD 680 607,407
4.50% , 10/01/49 ................... 103 63,738
6.38% , 05/18/53 ................... 73 55,003
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.... 777 652,991
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... EUR 1,996 2,172,026
7.25% , 03/31/31 ................... 1,525 1,602,237
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,090,514
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
...................... 280 314,998
Ingevity Corp., 3.88%, 11/01/28
(b)
......... USD 204 195,830
Italmatch Chemicals SpA, (3-mo. EURIBOR at
0.00% Floor + 4.13%), 6.15%, 02/05/31
(a) (c)
.. EUR 569 634,205
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. 544 620,227
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. 2,396 2,379,183
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 990 24,451
LYB International Finance III LLC
2.25% , 10/01/30 ................... USD 1,626 1,451,761
5.13% , 01/15/31 ................... 1,297 1,298,578
5.63% , 05/15/33 ................... 1,387 1,398,212
5.88% , 01/15/36 ................... 1,865 1,871,163
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 2,765 3,158,388
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 220 225,074
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 707,792
Nutrien Ltd., 4.20%, 04/01/29 ........... 389 386,340
Olympus Water US Holding Corp.
5.38% , 10/01/29
(c)
.................. EUR 1,072 1,144,233
6.25% , 10/01/29
(b)
.................. USD 1,660 1,568,770
7.25% , 06/15/31
(b)
.................. 1,560 1,523,657
6.75% , 08/01/32
(b)
.................. 2,212 2,106,540
6.13% , 02/15/33
(c)
.................. EUR 974 1,082,124
7.25% , 02/15/33
(b)
.................. USD 5,862 5,592,941
Perimeter Holdings LLC, 6.25%, 01/15/34
(b)
... 962 943,482
Sasol Financing USA LLC
6.50% , 09/27/28 ................... 941 949,535
8.75% , 04/10/33
(b)
.................. 323 323,000
Security
Par (000)
Par (000) Value
Chemicals (continued)
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 982 $ 1,169,537
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 595 549,686
4.38% , 02/01/32 ................... 79 73,783
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 2,798 2,729,083
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 1,129 1,113,242
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 1,439 1,065,187
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 ................... USD 5,414 4,979,361
7.38% , 03/01/31 ................... 1,108 1,110,859
6.63% , 08/15/32 ................... 1,718 1,673,942
7.00% , 08/01/33 ................... 554 538,031
61,617,098
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 309 288,630
5.88% , 10/15/33 ................... 1,686 1,632,907
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 3,520 3,438,478
4.88% , 06/01/28
(c)
.................. GBP 1,433 1,835,514
6.00% , 06/01/29
(b)
.................. USD 4,870 4,705,768
6.88% , 06/15/30
(b)
.................. 3,530 3,578,297
7.88% , 02/15/31
(b)
.................. 7,966 8,214,659
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,336,745
APCOA GmbH, 6.00%, 04/15/31
(c)
........ 1,755 1,986,635
APi Group DE, Inc.
(b)
4.13% , 07/15/29 ................... USD 234 222,834
4.75% , 10/15/29 ................... 141 136,471
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 246,536
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (c)
..................... EUR 463 533,610
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. USD 252 251,320
Biffa Group Holdings Ltd.
(c)
5.25% , 06/15/31 ................... EUR 922 1,030,935
7.38% , 06/15/31 ................... GBP 875 1,130,925
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... USD 173 175,678
6.75% , 06/15/32 ................... 1,334 1,350,296
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 64,997
Currenta Group Holdings SARL, 5.50%,
05/15/30
(c)
...................... EUR 779 893,600
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 133 138,065
Garda World Security Corp.
(b)
7.75% , 02/15/28 ................... 430 437,425
6.00% , 06/01/29 ................... 104 98,990
8.25% , 08/01/32 ................... 1,527 1,511,018
8.38% , 11/15/32 ................... 6,685 6,689,539
GFL Environmental Holdings US, Inc., 5.50%,
02/01/34
(b)
...................... 2,628 2,577,532
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 100 97,212
4.75% , 06/15/29 ................... 2 1,962
4.38% , 08/15/29 ................... 550 535,108
6.75% , 01/15/31 ................... 144 149,015
Group Laboratories South Africa Pty. Ltd.
(b)(e)(l)
5.88% , 11/01/28 ................... 430 221,450
9.50% , 11/01/28 ................... 432 222,480
8.63% , 10/01/31 ................... 339 174,585
Luna 1.5 SARL
(j)
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(b)
..................... EUR 165 202,158

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(c)
..................... EUR 744 $ 911,550
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 438 497,963
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 1,887 1,850,505
Paprec Holding SA, 4.13%, 07/15/30
(c)
...... EUR 1,227 1,390,773
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... USD 313 293,425
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 1,637 1,656,978
Sabre Financial Borrower LLC, 11.13%,
06/15/29
(b)
...................... 1,871 1,914,637
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 ................... EUR 400 449,005
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
5.03% , 07/15/32
(a)
................ 206 237,024
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 568 667,639
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 183,947
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 4,454 4,504,112
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 812 821,130
6.63% , 04/15/30 ................... 1,188 1,206,758
7.38% , 10/01/31 ................... 255 261,471
62,958,291
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60% , 05/23/29 ................... 439 439,624
2.75% , 05/24/31 ................... 2,121 1,927,491
5.20% , 08/15/32 ................... 2,969 3,011,374
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
..... 174 163,252
5,541,741
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 718 717,211
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 838 808,452
6.88% , 08/15/32 ................... 1,095 1,121,984
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 1,726 1,577,414
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
.............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 308,456
Heathrow Finance plc
(c)
3.88% , 03/01/27
(d)
.................. GBP 1,745 2,265,206
6.63% , 03/01/31 ................... 641 841,438
Weekley Homes LLC, 6.75%, 01/15/34
(b)
..... USD 304 291,155
7,931,316
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
4.95% , 09/10/34 ................... 532 517,063
5.00% , 11/15/35 ................... 1,310 1,265,391
Ally Financial, Inc.
(a)
(1-day SOFR + 2.82%), 6.85% , 01/03/30 .. 662 690,484
(SOFR Index + 1.73%), 5.54% , 01/17/31 .. 3,718 3,742,902
(1-day SOFR + 1.78%), 5.55% , 07/31/33 .. 2,195 2,156,101
American Express Co.
(a)
(1-day SOFR + 0.87%), 4.46% , 02/10/32 .. 5,949 5,887,397
(1-day SOFR + 1.22%), 4.92% , 07/20/33 .. 2,200 2,204,019
(1-day SOFR + 1.42%), 5.28% , 07/26/35 .. 835 842,755
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 506 521,544
7.25% , 01/15/31 ................... 868 876,411
6.25% , 02/15/34 ................... 455 422,892
Capital One Financial Corp.
(a)
(1-day SOFR + 1.25%), 4.49% , 09/11/31 .. 760 746,217
(1-day SOFR + 3.07%), 7.62% , 10/30/31 .. 1,040 1,148,677
(1-day SOFR + 2.04%), 6.18% , 01/30/36 .. 1,031 1,048,686
(1-day SOFR + 1.63%), 5.20% , 09/11/36 .. 885 857,945
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Encore Capital Group, Inc., 4.25%, 06/01/28
(c)
. GBP 400 $ 504,614
Ford Motor Credit Co. LLC
7.35% , 11/04/27 ................... USD 364 375,665
6.80% , 05/12/28 ................... 4,704 4,845,593
5.30% , 09/06/29 ................... 2,050 2,039,304
7.35% , 03/06/30 ................... 900 949,438
7.20% , 06/10/30 ................... 745 784,730
4.00% , 11/13/30 ................... 495 460,646
6.05% , 03/05/31 ................... 369 372,265
3.63% , 06/17/31 ................... 879 792,061
5.87% , 10/31/35 ................... 521 500,202
General Motors Financial Co., Inc.
4.00% , 10/06/26 ................... 1,050 1,047,472
4.20% , 10/27/28 ................... 1,540 1,524,137
4.90% , 10/06/29 ................... 2,814 2,828,020
5.45% , 01/08/36 ................... 430 423,564
GGAM Finance Ltd.
(b)
8.00% , 06/15/28 ................... 239 248,048
6.88% , 04/15/29 ................... 1,487 1,520,078
5.88% , 03/15/30 ................... 45 44,831
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 712 722,467
John Deere Capital Corp.
Series I , 3.90% , 03/09/29 ............. 79 78,492
Series I , 4.20% , 03/10/31 ............. 50 49,526
Navient Corp.
9.38% , 07/25/30 ................... 528 514,717
7.88% , 06/15/32 ................... 398 354,836
OneMain Finance Corp.
6.63% , 05/15/29 ................... 1,079 1,080,048
5.38% , 11/15/29 ................... 280 270,008
7.88% , 03/15/30 ................... 188 194,012
6.13% , 05/15/30 ................... 503 491,854
4.00% , 09/15/30 ................... 319 288,083
7.50% , 05/15/31 ................... 49 49,262
7.13% , 11/15/31 ................... 89 88,181
6.75% , 03/15/32 ................... 3,758 3,646,152
7.13% , 09/15/32 ................... 176 173,334
6.50% , 03/15/33 ................... 648 619,440
6.75% , 09/15/33 ................... 1,634 1,566,765
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
2,959 2,977,612
Synchrony Financial
5.15% , 03/19/29 ................... 359 359,870
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 845 844,171
(1-day SOFR + 1.53%), 4.95% , 02/25/32
(a)
. 83 80,552
7.25% , 02/02/33 ................... 704 719,052
Toyota Motor Credit Corp.
5.05% , 05/16/29 ................... 287 293,124
4.55% , 08/09/29 ................... 256 257,521
3.38% , 04/01/30 ................... 180 172,907
58,081,138
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
(b)
5.50% , 03/31/31 ................... 296 292,647
5.63% , 03/31/32 ................... 260 255,974
6.25% , 03/15/33 ................... 1,251 1,259,388
5.75% , 03/31/34 ................... 2,093 2,047,679
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 1,240 1,513,524
8.00% , 07/01/31 ................... EUR 160 174,244
Boots Group Finco LP
5.38% , 08/31/32
(b)
.................. 565 649,741
5.38% , 08/31/32
(c)
.................. 566 650,890
7.38% , 08/31/32
(b)
.................. GBP 245 322,051
7.38% , 08/31/32
(c)
.................. 282 370,688

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Cencosud SA
4.38% , 07/17/27
(c)
.................. USD 1,272 $ 1,264,775
5.95% , 05/28/31
(b)
.................. 600 611,970
FR Bondco SAS, 6.88%, 10/31/32
(c)
....... EUR 278 305,857
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 186,348
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 925 1,027,070
New Immo Holding SA
(c)
5.88% , 04/17/28 ................... 300 347,396
4.88% , 12/08/28 ................... 700 790,201
4.95% , 11/14/30 ................... 300 333,354
Ocado Group plc
(c)
6.25% , 08/06/29
(m)
................. GBP 600 692,967
11.00% , 06/15/30 .................. 325 428,900
Performance Food Group, Inc.
(b)
6.13% , 09/15/32 ................... USD 1,362 1,364,516
5.63% , 03/01/34 ................... 1,637 1,578,874
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 227 227,179
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 135 133,205
7.25% , 01/15/32 ................... 54 55,878
16,885,316
Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35 ....................... 2,242 2,267,674
Ardagh Group SA
9.50% , 12/01/30
(b)
.................. 1,662 1,742,869
9.50% , 12/01/30
(c)
.................. 1,994 2,090,908
12.00% , ( 12.00 % Cash or 6.50 % PIK),
12/01/30
(a) (b) (j)
................... 1,000 818,322
12.00% , ( 12.00 % Cash or 7.50 % PIK),
12/01/30
(c) (j)
.................... EUR 1,651 1,518,709
Ardagh Metal Packaging Finance USA LLC
3.25% , 09/01/28
(b)
.................. USD 200 190,215
3.00% , 09/01/29
(c)
.................. EUR 782 815,438
4.00% , 09/01/29
(b)
.................. USD 4,674 4,279,988
6.25% , 01/30/31
(b)
.................. 949 940,851
Ball Corp.
4.25% , 07/01/32 ................... EUR 225 257,020
5.50% , 09/15/33 ................... USD 215 215,124
Berry Global, Inc., 5.80%, 06/15/31 ........ 3,119 3,228,524
Canpack SA, 2.38%, 11/01/27
(c)
.......... EUR 300 336,169
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... USD 309 303,458
6.88% , 01/15/30 ................... 1,491 1,449,211
6.75% , 04/15/32 ................... 1,083 1,024,673
Crown Americas LLC, 5.88%, 06/01/33 ..... 2,041 2,040,057
Fiber Midco SpA, 10.75%, (10.75% Cash or
10.75% PIK), 06/15/29
(c) (j)
............ EUR 434 343,175
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 592,449
Kleopatra Finco SARL, (1M EURIBOR + 2.00%),
6.00%, 01/30/31
(a)
................. EUR 2,123 2,173,436
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/30 ................... USD 8,974 8,974,000
9.25% , 04/15/30 ................... 808 750,768
OI European Group BV
(c)
6.25% , 05/15/28 ................... EUR 928 1,074,854
5.25% , 06/01/29 ................... 866 987,430
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 83 82,792
5.00% , 04/15/29 ................... 119 119,893
6.50% , 07/15/32 ................... 300 314,688
Silgan Holdings, Inc., 4.25%, 02/15/31
(b)
..... EUR 560 626,461
Trivium Packaging Finance BV
(b)
6.63% , 07/15/30 ................... 130 150,999
8.25% , 07/15/30 ................... USD 1,503 1,572,563
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
12.25% , 01/15/31 .................. USD 200 $ 216,542
41,499,260
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
.............. 30 28,437
Azelis Finance NV, 4.13%, 03/10/31
(c)
...... EUR 485 545,700
Gates Corp., 6.88%, 07/01/29
(b)
.......... USD 327 335,515
Resideo Funding, Inc.
(b)
4.00% , 09/01/29 ................... 190 179,557
6.50% , 07/15/32 ................... 1,469 1,447,371
2,536,580
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 963 969,082
Multiversity SpA
(c)
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
6.28% , 10/30/28
(a)
................ EUR 600 694,243
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 05/17/31
(a)
................ 1,315 1,513,566
7.13% , 05/17/31 ................... 819 947,032
Service Corp. International
4.00% , 05/15/31 ................... USD 419 390,565
5.75% , 10/15/32 ................... 1,881 1,877,381
Sotheby's
(b)
7.38% , 10/15/27 ................... 1,770 1,761,521
5.88% , 06/01/29 ................... 400 375,543
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,881 1,923,317
10,452,250
Diversified REITs — 0.1%
Digital Realty Trust, Inc., 1.88%, 11/15/29
(b) (m)
.. 89 94,218
Equinix Asia Financing Corp. Pte. Ltd., 4.40%,
03/15/31 ....................... 95 92,985
Equinix Europe 2 Financing Corp. LLC, 4.70%,
03/15/33 ....................... 124 120,604
GLP Capital LP
4.00% , 01/15/30 ................... 813 780,359
3.25% , 01/15/32 ................... 354 315,581
6.75% , 12/01/33 ................... 362 381,268
5.63% , 09/15/34 ................... 769 756,996
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 430 405,946
Simon Property Group LP
2.65% , 07/15/30 ................... 500 464,335
4.38% , 10/01/30 ................... 2,080 2,068,203
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 580 612,410
Uniti Group LP
(b)
6.50% , 02/15/29 ................... 229 222,414
6.00% , 01/15/30 ................... 271 254,896
8.63% , 06/15/32 ................... 2,095 2,133,728
VICI Properties LP
4.95% , 02/15/30 ................... 843 841,652
4.13% , 08/15/30
(b)
.................. 3,974 3,805,696
13,351,291
Diversified Telecommunication Services — 1.0%
Altice France SA
4.75% , 10/15/30
(c)
.................. EUR 1,765 1,931,364
6.88% , 10/15/30
(b)
.................. USD 688 657,957
5.50% , 10/15/31
(c)
.................. EUR 264 290,490
6.50% , 10/15/31
(b)
.................. USD 579 549,176
6.50% , 04/15/32
(b)
.................. 3,815 3,614,800
5.63% , 07/15/32
(c)
.................. EUR 977 1,074,771
6.88% , 07/15/32
(b)
.................. USD 1,157 1,096,701
APLD ComputeCo 2 LLC, 6.75%, 03/15/31
(b)
.. 2,121 2,105,557
APLD ComputeCo LLC, 9.25%, 12/15/30
(b)
... 494 508,979
AT&T, Inc., 2.55%, 12/01/33 ............ 1,800 1,523,227

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
USD 1,000 $ 5,000
Black Pearl Compute LLC, 6.13%, 02/15/31
(b)
.. 2,378 2,420,321
CCO Holdings LLC
5.38% , 06/01/29
(b)
.................. 693 683,473
6.38% , 09/01/29
(b)
.................. 187 187,574
4.75% , 03/01/30
(b)
.................. 3,815 3,619,955
4.50% , 08/15/30
(b)
.................. 810 756,928
4.25% , 02/01/31
(b)
.................. 2,635 2,401,683
4.75% , 02/01/32
(b)
.................. 1,113 1,006,338
4.50% , 05/01/32 ................... 37 33,051
7.00% , 02/01/33
(b)
.................. 591 592,628
4.50% , 06/01/33
(b)
.................. 658 572,870
4.25% , 01/15/34
(b)
.................. 2,142 1,832,467
7.38% , 02/01/36
(b)
.................. 2,927 2,914,843
Cipher Compute LLC, 7.13%, 11/15/30
(b)
..... 2,097 2,172,553
Comcast Corp.
4.25% , 10/15/30 ................... 132 130,581
1.95% , 01/15/31 ................... 685 607,701
1.50% , 02/15/31 ................... 123 106,595
4.20% , 08/15/34 ................... 700 658,851
4.40% , 08/15/35 ................... 3,393 3,199,930
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 1,869 2,145,907
Fibercop SpA
4.75% , 06/30/30
(c)
.................. 1,181 1,353,891
5.13% , 06/30/32
(c)
.................. 262 299,805
Series 2033 , 6.38% , 11/15/33
(b)
......... USD 462 456,512
Series 2034 , 6.00% , 09/30/34
(b)
......... 200 190,257
Series 2036 , 7.20% , 07/18/36
(b)
......... 699 693,946
Flash Compute LLC, 7.25%, 12/31/30
(b)
..... 3,254 3,276,098
Frontier Communications Holdings LLC
5.00% , 05/01/28
(b)
.................. 538 537,916
6.75% , 05/01/29
(b)
.................. 128 128,160
5.88% , 11/01/29 ................... 309 310,601
6.00% , 01/15/30
(b)
.................. 264 265,579
8.75% , 05/15/30
(b)
.................. 567 581,791
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 1,100 1,245,029
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 766 887,600
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 426 399,375
6.88% , 06/30/33 ................... 7,232 7,364,704
7.00% , 03/31/34 ................... 5,386 5,513,034
8.50% , 01/15/36 ................... 5,380 5,613,849
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 1,345 1,595,906
Maya SAS, 7.00%, 04/15/32
(b)
........... USD 2,256 2,258,703
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
...................... 1,503 1,479,115
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,269 3,456,342
SV RNO Property Owner 1 LLC, 5.88%,
03/01/31
(b)
...................... 6,262 6,189,940
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... 609 630,855
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 1,008 1,122,597
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
536 521,844
Verizon Communications, Inc.
2.36% , 03/15/32 ................... 822 717,485
4.75% , 01/15/33 ................... 1,180 1,165,413
4.50% , 08/10/33 ................... 100 96,993
4.27% , 01/15/36 ................... 100 92,475
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
.. 776 635,855
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
.................. GBP 361 455,327
5.50% , 05/15/29
(b)
.................. USD 400 383,632
4.13% , 08/15/30
(c)
.................. GBP 942 1,080,141
4.50% , 08/15/30
(b)
.................. USD 258 228,807
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 6,364 6,651,379
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.50% , 10/15/33 ................... USD 921 $ 957,519
WULF Compute LLC, 7.75%, 10/15/30
(b)
..... 3,097 3,272,538
Zayo Group Holdings, Inc.
(a)(b)(j)
6.25% , ( 6.25 % Cash or 0.50 % PIK), 03/09/30 5,230 5,199,084
9.00% , ( 9.00 % Cash or 1.88 % PIK), 09/09/30 555 518,216
107,230,584
Electric Utilities — 1.0%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
...................... 580 537,825
Alabama Power Co., 3.05%, 03/15/32 ...... 500 459,329
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 313,522
Arizona Public Service Co.
5.70% , 08/15/34 ................... 1,210 1,252,279
5.10% , 03/15/36 ................... 2,171 2,134,473
Baltimore Gas & Electric Co.
5.30% , 06/01/34 ................... 713 731,205
5.45% , 06/01/35 ................... 374 383,460
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 1,754 1,959,698
6.38% , 02/15/32
(b)
.................. USD 1,177 1,150,017
CenterPoint Energy Houston Electric LLC
5.05% , 03/01/35 ................... 535 533,072
Series AR , 4.85% , 04/01/36 ............ 1,130 1,106,601
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 875 1,011,318
6.75% , 02/28/30
(b)
.................. USD 1,356 1,371,241
4.38% , 07/31/31
(c)
.................. EUR 1,043 1,141,632
DTE Electric Co.
5.20% , 03/01/34 ................... USD 208 212,546
Series A , 4.85% , 03/01/36 ............. 55 53,969
Series A , 6.63% , 06/01/36 ............. 115 127,540
Duke Energy Carolinas LLC
4.85% , 03/15/30 ................... 699 711,731
2.55% , 04/15/31 ................... 473 432,649
6.45% , 10/15/32 ................... 244 265,286
Duke Energy Florida LLC, 2.40%, 12/15/31 ... 431 384,936
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $2,980,000), 5.90%, 09/15/35
(f) (i)
..... 2,980 2,972,550
Duke Energy Progress LLC
3.40% , 04/01/32 ................... 934 873,025
5.70% , 04/01/35 ................... 30 30,819
Emera US Finance LLC
4.50% , 04/01/29 ................... 2,215 2,212,362
5.20% , 04/01/33 ................... 35 34,805
Enel Finance International NV
(b)
4.88% , 06/14/29 ................... 710 721,168
4.38% , 09/30/30 ................... 3,175 3,118,332
Entergy Mississippi LLC, 5.05%, 04/15/36 .... 25 24,634
Exelon Corp.
4.05% , 04/15/30 ................... 35 34,276
4.95% , 03/15/36 ................... 116 112,506
FirstEnergy Corp., 2.65%, 03/01/30 ........ 1,933 1,789,558
FirstEnergy Pennsylvania Electric Co., 4.55%,
03/15/31
(b)
...................... 62 61,784
FirstEnergy Transmission LLC, 5.00%, 01/15/35 1,182 1,163,910
Florida Power & Light Co.
4.80% , 05/15/33 ................... 144 144,098
4.95% , 06/01/35 ................... 140 139,459
Georgia Power Co.
Series B , 2.65% , 09/15/29 ............. 540 511,303
4.55% , 03/15/30 ................... 2,056 2,064,138
4.70% , 05/15/32 ................... 1,523 1,523,646
Interstate Power & Light Co.
5.70% , 10/15/33 ................... 136 141,505
4.95% , 09/30/34 ................... 682 671,055

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.
5.35% , 01/15/34 ................... USD 143 $ 146,810
5.75% , 11/01/35 ................... 80 83,950
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... 511 489,180
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ....................... 274 276,539
Northern States Power Co., 4.85%, 05/15/36 .. 110 108,611
NRG Energy, Inc.
(b)
2.45% , 12/02/27 ................... 1,380 1,329,306
5.75% , 07/15/29 ................... 764 762,858
6.00% , 02/01/33 ................... 2,576 2,576,657
5.75% , 01/15/34 ................... 1,106 1,090,985
6.25% , 11/01/34 ................... 1,430 1,441,400
6.00% , 01/15/36 ................... 5,448 5,398,462
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 849 737,450
5.00% , 06/01/33 ................... 660 656,519
5.65% , 06/01/34 ................... 208 213,588
Series F , 5.85% , 10/01/35 ............. 129 134,125
Pacific Gas & Electric Co.
5.55% , 05/15/29 ................... 1,400 1,433,253
4.55% , 07/01/30 ................... 4,038 3,983,269
2.50% , 02/01/31 ................... 11,569 10,368,197
3.25% , 06/01/31 ................... 799 736,949
6.95% , 03/15/34 ................... 1,127 1,234,228
5.80% , 05/15/34 ................... 2,450 2,510,489
5.20% , 05/01/36 ................... 60 58,478
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 86,904
PECO Energy Co.
4.90% , 06/15/33 ................... 537 540,458
5.95% , 10/01/36 ................... 197 209,853
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 1,807 1,833,571
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 481 484,407
Public Service Co. of Colorado, 5.05%, 06/15/36 30 29,570
Public Service Electric & Gas Co.
1.90% , 08/15/31 ................... 427 374,168
4.90% , 12/15/32 ................... 824 834,557
Series Q , 5.05% , 03/01/35 ............ 620 623,468
Renew Treasury Ifsc Pvt Ltd., 6.50%, 02/02/31
(b)
646 626,418
Southern California Edison Co.
Series G , 2.50% , 06/01/31 ............ 910 812,762
2.75% , 02/01/32 ................... 760 677,793
Southern Co. (The)
5.20% , 06/15/33 ................... 1,356 1,369,586
5.70% , 03/15/34 ................... 588 609,304
4.85% , 03/15/35 ................... 875 851,201
4.25% , 07/01/36 ................... 421 386,678
Southwestern Electric Power Co.
5.30% , 04/01/33 ................... 47 47,659
5.20% , 04/01/36 ................... 55 54,084
System Energy Resources, Inc., 5.30%, 12/15/34 627 625,356
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
...................... 2,184 2,218,565
Union Electric Co., 4.80%, 03/15/36 ....... 62 60,515
Vistra Operations Co. LLC
(b)
4.38% , 05/01/29 ................... 6,333 6,183,371
4.30% , 07/15/29 ................... 1,199 1,178,315
4.70% , 01/31/31 ................... 1,145 1,126,565
7.75% , 10/15/31 ................... 142 148,742
6.88% , 04/15/32 ................... 777 804,154
5.70% , 12/30/34 ................... 1,801 1,811,829
5.35% , 01/31/36 ................... 169 165,315
VoltaGrid LLC, 7.38%, 11/01/30
(b)
......... 2,763 2,853,651
Wisconsin Electric Power Co., 4.60%, 10/01/34 1,705 1,679,571
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
XPLR Infrastructure Operating Partners LP
(b)
8.38% , 01/15/31 ................... USD 2,396 $ 2,522,272
8.63% , 03/15/33 ................... 558 589,482
7.75% , 04/15/34 ................... 1,607 1,659,632
104,470,341
Electrical Equipment — 0.1%
Eaton Corp.
3.95% , 03/06/29 ................... 215 212,853
4.20% , 03/06/31 ................... 1,805 1,778,884
GE Vernova, Inc.
4.25% , 02/04/31 ................... 1,285 1,270,402
4.88% , 02/04/36 ................... 2,104 2,085,300
LG Energy Solution Ltd., 5.25%, 04/02/31
(b)
... 1,250 1,246,094
Vertiv Holdings Co., 4.85%, 03/15/36 ....... 3,245 3,155,332
9,748,865
Electronic Equipment, Instruments & Components — 0.1%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 432 423,715
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 694 663,696
3.75% , 02/15/31 ................... 904 838,478
6.63% , 07/15/32 ................... 3,440 3,508,745
Zebra Technologies Corp., 6.50%, 06/01/32 ... 128 128,873
5,563,507
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... 456 456,000
6.63% , 09/01/32 ................... 3,130 3,191,520
Archrock Services LP, 6.00%, 02/01/34
(b)
.... 555 549,485
Baker Hughes Holdings LLC
4.05% , 03/11/29 ................... 95 94,516
4.35% , 06/15/31 ................... 189 186,522
4.65% , 06/15/33 ................... 189 186,019
5.00% , 06/15/36 ................... 145 142,361
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 1,478 1,737,475
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 188 198,611
Enerflex, Inc., 6.88%, 01/15/31
(b)
......... 68 69,430
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... 855 885,827
5.88% , 04/01/31 ................... 1,335 1,341,611
6.50% , 10/01/33 ................... 1,714 1,732,515
6.75% , 10/01/35 ................... 802 814,761
Nabors Industries, Inc., 7.63%, 11/15/32
(b)
.... 308 315,283
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 83 85,456
Oceaneering International, Inc., 6.00%, 02/01/28 360 361,464
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 2,141 2,548,878
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 272 275,953
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 340,906
Transocean International Ltd.
(b)
8.25% , 05/15/29 ................... 361 373,005
8.75% , 02/15/30 ................... 20 20,388
8.50% , 05/15/31 ................... 781 819,111
7.88% , 10/15/32 ................... 661 706,278
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 766 783,753
6.25% , 10/01/33 ................... 2,609 2,600,795
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 271 280,808
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 751 787,058
Weatherford International Ltd., 6.75%, 10/15/33
(b)
1,794 1,833,054
23,718,843
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 83 85,281
Discovery Global Holdings, Inc., 5.05%, 03/15/42 2,086 1,374,269

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
...................... USD 32 $ 31,801
Netflix, Inc., 5.38%, 11/15/29
(b)
........... 388 400,713
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 352,031
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,489,640
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 120,166
Starz Capital Holdings 1, Inc., 6.00%,
04/15/30
(b) (d)
..................... 648 594,540
Walt Disney Co. (The)
3.75% , 03/14/29 ................... 143 141,370
4.00% , 03/14/31 ................... 143 140,794
4.63% , 03/14/36 ................... 143 139,058
Warnermedia Holdings, Inc., 4.28%, 03/15/32 . 1,053 931,905
6,801,568
Financial Services — 0.7%
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 2,987 2,956,607
Atlas Warehouse Lending Co. LP, 5.25%,
01/15/33
(b)
...................... 290 280,857
Block, Inc.
2.75% , 06/01/26 ................... 102 101,535
5.63% , 08/15/30
(b)
.................. 528 525,082
6.50% , 05/15/32 ................... 3,336 3,366,461
6.00% , 08/15/33
(b)
.................. 675 663,852
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (j)
............. GBP 1,264 1,651,321
CrossCountry Intermediate HoldCo LLC
(b)
6.50% , 10/01/30 ................... USD 136 129,627
6.75% , 12/01/32 ................... 106 99,741
Fidelity National Information Services, Inc.
4.45% , 03/10/28 ................... 1,205 1,201,626
4.55% , 03/10/29 ................... 2,394 2,382,712
2.25% , 03/01/31 ................... 969 857,888
4.80% , 03/10/31 ................... 200 198,430
5.10% , 07/15/32 ................... 995 991,468
Fiserv, Inc.
5.60% , 03/02/33 ................... 582 588,103
5.63% , 08/21/33 ................... 342 345,205
5.45% , 03/15/34 ................... 191 190,051
5.15% , 08/12/34 ................... 74 71,876
Freedom Mortgage Holdings LLC
(b)
6.88% , 05/01/31 ................... 96 89,751
9.13% , 05/15/31 ................... 777 789,821
8.38% , 04/01/32 ................... 209 205,592
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,865 2,166,887
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c) (e) (j) (l)
..... 190 —
Global Payments, Inc.
3.20% , 08/15/29 ................... USD 22 20,750
5.30% , 08/15/29 ................... 579 582,969
4.88% , 11/15/30 ................... 3,282 3,223,058
2.90% , 11/15/31 ................... 654 573,060
Intrum Investments & Financing AB, 8.00%,
09/11/27
(c)
...................... EUR 1,138 1,307,523
ION Platform Finance SARL
(c)
7.88% , 05/01/29 ................... 2,694 2,892,932
6.50% , 09/30/30 ................... 729 698,338
6.88% , 09/30/32 ................... 562 518,187
Midcap Financial Issuer Trust
(b)
6.50% , 05/01/28 ................... USD 688 667,624
5.63% , 01/15/30 ................... 600 559,116
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
5.17%, 08/22/26
(a) (c) (f)
............... EUR 5,156 5,951,764
PayPal Holdings, Inc., 5.10%, 04/01/35 ..... USD 797 791,310
Security
Par (000)
Par (000) Value
Financial Services (continued)
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 796 $ 814,281
7.13% , 11/15/30 ................... 81 80,496
6.88% , 05/15/32 ................... 721 695,759
6.75% , 02/15/34 ................... 437 408,961
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 1,839 2,010,392
Progroup AG
(c)
5.13% , 04/15/29 ................... 668 768,999
5.38% , 04/15/31 ................... 1,026 1,160,810
Rocket Cos., Inc.
(b)
6.50% , 08/01/29 ................... USD 558 564,280
6.13% , 08/01/30 ................... 4,465 4,506,199
7.13% , 02/01/32 ................... 2,653 2,734,535
6.38% , 08/01/33 ................... 1,676 1,694,007
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 733 725,071
3.88% , 03/01/31 ................... 294 271,297
4.00% , 10/15/33 ................... 369 330,759
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 3,061 3,010,019
5.50% , 05/15/33
(b)
.................. EUR 415 452,219
5.50% , 05/15/33
(c)
.................. 1,944 2,118,348
Stena International SA
7.25% , 01/15/31
(b)
.................. USD 868 877,139
7.25% , 01/15/31
(c)
.................. 738 745,770
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,148,251), (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a) (c) (f) (i)
........ EUR 4,644 5,341,465
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(j)
............ 2,952 494,766
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... USD 507 478,188
6.25% , 03/15/31 ................... 1,120 1,019,968
Visa, Inc.
4.10% , 02/12/31 ................... 105 104,896
4.40% , 02/12/33 ................... 105 104,040
4.70% , 02/12/36 ................... 105 103,863
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 162 158,384
WEX, Inc., 6.50%, 03/15/33
(b)
........... 1,700 1,665,272
Worldline SA
(c)
0.00% , 07/30/26
(m) (n)
................ EUR 114 133,114
0.88% , 06/30/27 ................... 600 649,983
4.13% , 09/12/28 ................... 200 210,056
72,074,460
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 99 97,486
Chobani Holdco II LLC, 9.50%, (9.50% Cash or
9.50% PIK), 10/01/29
(b) (j)
............. 3,332 3,385,251
Chobani LLC
(b)
4.63% , 11/15/28 ................... 855 840,487
7.63% , 07/01/29 ................... 1,109 1,133,240
Darling Global Finance BV
4.50% , 07/15/32
(c)
.................. EUR 1,191 1,369,821
4.50% , 07/15/32
(b)
.................. 185 212,776
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 335,327
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 47 47,849
9.63% , 09/15/32 ................... 96 97,773
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 2,545 2,778,748
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.90%, 12/15/29
(a) (c)
........... 1,150 1,331,335
JBS NV
5.95% , 04/20/35 ................... USD 2,330 2,418,689
5.50% , 01/15/36 ................... 1,210 1,210,556

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Kraft Heinz Foods Co.
3.75% , 04/01/30 ................... USD 270 $ 261,268
5.20% , 03/15/32 ................... 186 187,912
5.40% , 03/15/35 ................... 373 372,333
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
298 283,710
Mars, Inc., 4.80%, 03/01/30
(b)
........... 2,278 2,301,974
Post Holdings, Inc.
(b)
4.63% , 04/15/30 ................... 50 48,000
4.50% , 09/15/31 ................... 347 322,645
6.25% , 02/15/32 ................... 343 346,546
6.38% , 03/01/33 ................... 671 661,031
6.25% , 10/15/34 ................... 949 929,267
6.50% , 03/15/36 ................... 1,792 1,754,943
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 345 332,023
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 240 277,363
7.25% , 04/15/28 ................... 850 989,868
Tyson Foods, Inc., 4.95%, 02/20/36 ........ USD 82 80,098
24,408,319
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 192 203,408
Atmos Energy Corp.
1.50% , 01/15/31 ................... 184 160,554
5.90% , 11/15/33 ................... 218 232,752
Ferrellgas LP, 9.25%, 01/15/31
(b)
......... 309 321,959
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 533,977
Spire, Inc., 4.60%, 09/01/31 ............ 3,423 3,382,398
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
...................... 239 224,870
5,059,918
Ground Transportation — 0.4%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
.................. EUR 692 801,614
7.00% , 05/21/30
(b)
.................. USD 2,662 2,720,662
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 ................... EUR 581 631,742
6.13% , 11/30/28 ................... GBP 794 982,495
6.50% , 07/10/31 ................... EUR 2,035 1,998,541
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 822 649,706
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... 1,209 1,427,384
5.75% , 05/15/30 ................... 1,381 1,603,763
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... 1,086 1,230,263
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 2,640 3,604,517
Fedex Freight Holding Co., Inc., 4.30%,
03/15/29
(b)
...................... USD 2,860 2,825,705
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 805 814,620
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 155 136,005
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.65% , 07/31/30
(a)
................ EUR 1,505 1,732,933
5.00% , 04/30/31 ................... 1,851 2,103,747
Loxam SAS
(c)
6.38% , 05/31/29 ................... 496 588,032
4.25% , 02/15/30 ................... 558 632,958
4.25% , 02/15/31 ................... 894 1,002,727
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 799 714,922
Norfolk Southern Corp.
5.05% , 08/01/30 ................... USD 2,225 2,273,132
4.45% , 03/01/33 ................... 1,882 1,844,744
Penske Truck Leasing Co. LP
(b)
5.55% , 05/01/28 ................... 265 269,397
5.35% , 03/30/29 ................... 952 968,259
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
RXO, Inc., 6.38%, 05/15/31
(b)
............ USD 221 $ 212,051
Ryder System, Inc., 6.60%, 12/01/33 ....... 453 496,246
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.78% , 04/22/30 ................. EUR 2,073 2,228,396
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 02/24/31
(b) (c)
............... 174 184,856
Triton Container International Ltd., 5.15%,
02/15/33 ....................... USD 655 641,337
Uber Technologies, Inc.
4.30% , 01/15/30 ................... 978 969,760
4.15% , 01/15/31 ................... 1,210 1,183,131
4.80% , 09/15/34 ................... 468 458,176
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... 295 302,969
38,234,790
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.00% , 03/15/31 ................... 5,122 5,040,858
4.30% , 03/15/33 ................... 3,992 3,906,796
4.65% , 03/15/36 ................... 472 461,549
Augusta SpinCo Corp., 5.25%, 03/23/36 ..... 79 79,019
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 1,038 1,013,102
3.88% , 11/01/29 ................... 401 376,215
Bausch + Lomb Corp.
8.38% , 10/01/28
(b)
.................. 2,448 2,527,560
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.89% , 01/15/31
(a) (c)
............... EUR 544 628,798
Baxter International, Inc.
3.95% , 04/01/30 ................... USD 355 340,295
2.54% , 02/01/32 ................... 302 254,546
Hologic, Inc., 3.25%, 02/15/29
(b)
.......... 26 25,955
Insulet Corp., 6.50%, 04/01/33
(b)
.......... 773 789,003
Medline Borrower LP
(b)
6.25% , 04/01/29 ................... 1,447 1,474,468
5.25% , 10/01/29 ................... 3,407 3,376,996
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 331,902
Solventum Corp., 5.45%, 03/13/31 ........ 582 597,114
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
1,150 1,187,919
22,412,095
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 141,288
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 1,241 1,227,254
Banner Health
2.34% , 01/01/30 ................... 87 80,658
1.90% , 01/01/31 ................... 821 730,333
Cencora, Inc.
4.25% , 11/15/30 ................... 24 23,562
4.60% , 02/13/33 ................... 37 36,380
4.90% , 02/13/36 ................... 70 68,582
Centene Corp.
4.25% , 12/15/27 ................... 2,667 2,619,834
4.63% , 12/15/29 ................... 2,376 2,255,495
3.38% , 02/15/30 ................... 2,895 2,615,163
3.00% , 10/15/30 ................... 25 21,909
2.63% , 08/01/31 ................... 1,261 1,054,376
Clariane SE
(c)
0.88% , 03/06/27
(m)
................. EUR 1,231 837,326
7.88% , 06/27/30 ................... 1,100 1,315,534
CommonSpirit Health, 5.21%, 12/01/31 ..... USD 1,116 1,137,544
Community Health Systems, Inc.
(b)
5.25% , 05/15/30 ................... 2,640 2,488,153
4.75% , 02/15/31 ................... 848 781,791
10.88% , 01/15/32 .................. 353 378,720

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
9.75% , 01/15/34 ................... USD 5,282 $ 5,482,020
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 577 596,540
CVS Health Corp., 5.25%, 02/21/33 ........ 500 505,713
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 24 24,586
6.75% , 07/15/33 ................... 183 186,139
Elevance Health, Inc.
4.10% , 05/15/32 ................... 211 202,476
4.60% , 09/15/32 ................... 2,560 2,521,346
5.38% , 06/15/34 ................... 1,280 1,296,780
5.20% , 02/15/35 ................... 195 194,680
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 814 985,337
Gruppo San Donato SpA, 6.50%, 10/31/31
(c)
.. 1,041 1,167,143
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 173 151,559
HCA, Inc.
5.25% , 03/01/30 ................... 3,980 4,061,490
3.50% , 09/01/30 ................... 2,118 2,011,340
5.45% , 04/01/31 ................... 1,595 1,634,871
2.38% , 07/15/31 ................... 1,416 1,251,405
5.45% , 09/15/34 ................... 386 389,613
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 2,551 2,468,059
Humana, Inc.
3.13% , 08/15/29 ................... 908 863,900
5.38% , 04/15/31 ................... 79 79,849
2.15% , 02/03/32 ................... 434 371,535
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 188 198,812
11.00% , 10/15/30 .................. 1,374 1,477,696
8.38% , 02/15/32 ................... 1,981 2,115,553
10.00% , 06/01/32 .................. 737 752,647
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 1,211 1,394,860
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.51% , 06/30/32
(a)
................ 221 254,989
Molina Healthcare, Inc.
(b)
3.88% , 11/15/30 ................... USD 317 283,407
6.50% , 02/15/31 ................... 1,277 1,255,426
6.25% , 01/15/33 ................... 415 402,380
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 736 709,355
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 125 129,625
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 2,124 2,200,466
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
2,616 2,569,365
Sutter Health
Series 20A , 2.29% , 08/15/30 ........... 728 663,265
5.16% , 08/15/33 ................... 485 492,031
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 141 141,917
6.75% , 05/15/31 ................... 1,000 1,022,133
5.50% , 11/15/32
(b)
.................. 992 982,850
6.00% , 11/15/33
(b)
.................. 438 443,189
UnitedHealth Group, Inc.
4.80% , 01/15/30 ................... 1,090 1,103,021
5.30% , 02/15/30 ................... 2,236 2,298,364
4.65% , 01/15/31 ................... 2,322 2,332,073
4.90% , 04/15/31 ................... 1,535 1,557,933
4.95% , 01/15/32 ................... 1,707 1,726,030
5.30% , 06/15/35 ................... 430 438,657
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
1,546 1,493,511
72,699,838
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 5.25%,
03/15/36 ....................... 67 65,431
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
243 245,088
Security
Par (000)
Par (000) Value
Health Care REITs (continued)
Healthpeak OP LLC
3.00% , 01/15/30 ................... USD 337 $ 316,945
5.25% , 12/15/32 ................... 793 798,240
4.75% , 01/15/33 ................... 219 214,226
MPT Operating Partnership LP
0.99% , 10/15/26 ................... EUR 551 609,559
7.00% , 02/15/32
(b)
.................. 305 346,934
7.00% , 02/15/32
(c)
.................. 1,148 1,305,839
8.50% , 02/15/32
(b)
.................. USD 3,092 3,134,707
Ventas Realty LP, 5.00%, 01/15/35 ........ 2,350 2,305,895
Welltower OP LLC
4.50% , 07/01/30 ................... 3,399 3,400,047
2.75% , 01/15/31 ................... 694 638,204
2.75% , 01/15/32 ................... 664 597,085
3.85% , 06/15/32 ................... 970 924,219
14,902,419
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 1,240 1,259,209
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 697 705,534
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 129 129,234
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 77 74,644
6.50% , 04/01/32 ................... 3,360 3,420,870
6.50% , 06/15/33 ................... 675 687,336
5.75% , 03/15/34 ................... 1,496 1,476,333
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 56 55,727
Service Properties Trust
0.00% , 09/30/27
(b) (n)
................. 479 435,792
8.63% , 11/15/31
(b)
.................. 5,360 5,597,566
8.88% , 06/15/32 ................... 302 299,323
XHR LP, 6.63%, 05/15/30
(b)
............. 122 123,172
13,005,531
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 275 271,148
4.00% , 10/15/30 ................... 353 331,793
Acushnet Co., 5.63%, 12/01/33
(b)
......... 192 190,514
Airbnb, Inc.
4.65% , 03/16/31 ................... 78 77,824
5.25% , 03/16/36 ................... 70 70,071
Allwyn Entertainment Financing UK plc
(c)
7.25% , 04/30/30 ................... EUR 2,239 2,675,530
4.63% , 08/15/31 ................... 630 697,903
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 885 974,408
Arcos Dorados BV, 6.38%, 01/29/32
(c)
...... USD 604 617,167
Betclic Everest Group SAS, 5.13%, 12/10/31
(c)
. EUR 494 564,322
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 313 303,609
Brightstar Lottery plc, 5.75%, 01/15/33
(b)
..... 653 634,766
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 ................... 1,019 980,171
7.00% , 02/15/30 ................... 918 929,337
6.50% , 02/15/32 ................... 1,893 1,870,962
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 354 358,351
5.75% , 08/01/32 ................... 1,693 1,692,449
6.13% , 02/15/33 ................... 2,459 2,483,652
Carnival plc, 4.13%, 07/15/31
(b)
.......... EUR 345 388,257
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... USD 608 599,803
5.75% , 04/01/30 ................... 1,851 1,830,570
6.75% , 05/01/31 ................... 1,017 1,036,121

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cirsa Finance International SARL
(c)
4.88% , 10/15/31 ................... EUR 339 $ 385,742
(3-mo. EURIBOR + 3.00%), 5.15% ,
10/15/32
(a)
..................... 497 571,780
Deuce Finco plc
(c)
7.00% , 11/20/31 ................... GBP 826 1,076,592
(3-mo. EURIBOR + 3.50%), 5.65% ,
11/20/32
(a)
..................... EUR 562 648,009
Elior Group SA, 5.63%, 03/15/30
(c)
........ 2,185 2,549,013
Entain plc, 4.88%, 11/30/31
(c)
............ 1,988 2,255,587
Essendi SA
(c)
5.38% , 05/15/30 ................... 659 745,682
5.50% , 11/15/31 ................... 372 420,401
5.63% , 05/15/32 ................... 955 1,067,864
(3-mo. EURIBOR + 3.75%), 5.73% ,
05/15/32
(a)
..................... 389 445,889
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 1,260 1,204,216
6.75% , 01/15/30 ................... 551 514,663
Flutter Treasury DAC, 4.00%, 06/04/31
(c)
..... EUR 898 1,001,845
Fortune Star BVI Ltd., 5.88%, 11/20/30
(c)
..... 490 525,305
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 2,455 3,081,554
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 719 701,461
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 138 140,070
5.88% , 03/15/33 ................... 1,053 1,059,429
5.75% , 09/15/33 ................... 51 50,770
5.50% , 03/31/34 ................... 915 893,934
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 183 186,550
7.50% , 09/01/31 ................... 380 389,994
6.25% , 10/01/33 ................... 481 471,231
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 1,501 1,532,507
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,004,210
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 368 272,197
Marriott International, Inc., 4.50%, 05/01/33 ... 83 80,196
Melco Resorts Finance Ltd.
(b)
5.75% , 07/21/28 ................... 200 196,386
5.38% , 12/04/29 ................... 1,088 1,043,120
7.63% , 04/17/32 ................... 2,268 2,302,553
6.50% , 09/24/33 ................... 686 658,169
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................. 600 500,743
MGM Resorts International, 6.13%, 09/15/29 .. 512 515,034
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 736 713,787
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 316 323,499
Motion Bondco DAC, 6.63%, 11/15/27
(b)
..... 409 391,502
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 471 470,131
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... USD 92 89,384
6.75% , 02/01/32 ................... 833 826,680
6.25% , 09/15/33 ................... 2,155 2,091,079
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 376 448,645
10.00% , 10/11/28 .................. GBP 1,379 1,892,828
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 ................... USD 270 164,700
5.88% , 09/01/31 ................... 342 188,100
Rivers Enterprise Borrower LLC
(b)
6.25% , 10/15/30 ................... 256 255,354
6.63% , 02/01/33 ................... 188 186,585
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
USD 295 $ 253,780
Six Flags Entertainment Corp., 8.63%, 01/15/32
(b)
206 206,332
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 519 508,692
4.63% , 12/01/31 ................... 141 131,650
6.63% , 03/15/32 ................... 893 896,465
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.62% ,
07/31/29
(a)
..................... EUR 924 1,044,744
10.75% , 07/31/29 .................. GBP 585 766,642
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 558 642,624
TUI Cruises GmbH
(c)
6.25% , 04/15/29 ................... 1,261 1,472,209
5.00% , 05/15/30 ................... 714 803,355
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 290 287,601
6.50% , 05/15/32 ................... 748 756,430
Viking Cruises Ltd.
(b)
7.00% , 02/15/29 ................... 87 87,160
9.13% , 07/15/31 ................... 835 880,879
5.88% , 10/15/33 ................... 2,061 2,034,850
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 76 75,885
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 802 832,648
Wyndham Hotels & Resorts, Inc.
(b)
4.38% , 08/15/28 ................... 279 272,576
5.63% , 03/01/33 ................... 508 499,860
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 ................... 2,704 2,657,931
5.13% , 12/15/29 ................... 744 711,301
6.75% , 02/15/34 ................... 847 823,707
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 112 110,552
7.13% , 02/15/31 ................... 2,457 2,575,538
6.25% , 03/15/33 ................... 1,562 1,545,754
76,992,863
Household Durables — 0.2%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 294 277,747
4.63% , 04/01/30 ................... 126 116,945
6.88% , 08/01/33 ................... 1,035 998,501
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 63 62,695
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 2,168 2,056,989
4.88% , 02/15/30 ................... 969 889,670
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 316 309,568
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 116,851
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 56,229
Installed Building Products, Inc., 5.63%,
02/01/34
(b)
...................... 641 625,485
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 1,929 1,907,173
8.38% , 10/01/33 ................... 800 791,114
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 166 169,840
7.00% , 11/15/32 ................... 513 475,668
Maison Finco plc, 7.25%, 04/30/32
(c)
....... GBP 576 714,755
Mattamy Group Corp.
(b)
4.63% , 03/01/30 ................... USD 839 797,680
6.00% , 12/15/33 ................... 363 340,877
Meritage Homes Corp., 1.75%, 05/15/28
(m)
... 947 911,961
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 705 727,701
6.63% , 09/15/29 ................... 118 115,178
6.38% , 05/15/30 ................... 471 452,120

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
6.63% , 05/15/32 ................... USD 457 $ 437,341
PulteGroup, Inc.
4.25% , 03/01/31 ................... 134 130,959
4.90% , 03/01/36 ................... 117 113,030
Risewell Homes, Inc.
(b)
9.25% , 10/01/29 ................... 245 247,486
8.50% , 11/01/30 ................... 434 424,374
Somnigroup International, Inc.
(b)
4.00% , 04/15/29 ................... 298 286,572
3.88% , 10/15/31 ................... 108 98,189
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 197 203,528
Taylor Morrison Communities, Inc., 5.75%,
11/15/32
(b)
...................... 188 188,164
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 363 362,074
15,406,464
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 128,892
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
........ 483 493,566
AES Corp. (The)
3.95% , 07/15/30
(b)
.................. 268 256,222
2.45% , 01/15/31 ................... 1,325 1,172,201
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 431 425,249
3.75% , 01/15/32 ................... 1,177 1,072,910
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 98,750
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
.. 111 116,448
TransAlta Corp., 5.88%, 02/01/34
(b)
........ 622 617,813
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (k)
..................... 2,514 2,540,648
XPLR Infrastructure LP, 2.50%, 06/15/26
(b) (m)
.. 2,339 2,315,610
9,109,417
Industrial Conglomerates — 0.1%
3M Co.
2.38% , 08/26/29 ................... 1,934 1,813,422
4.80% , 03/15/30 ................... 1,007 1,017,784
5.15% , 03/15/35 ................... 2,992 3,009,710
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... 2,345 2,363,337
8,204,253
Industrial REITs — 0.0%
Prologis LP
4.63% , 01/15/33 ................... 279 276,037
5.13% , 01/15/34 ................... 255 257,789
5.00% , 03/15/34 ................... 242 242,555
5.00% , 01/31/35 ................... 626 623,790
Trust 2401, 6.95%, 01/30/44
(b)
........... 289 280,584
1,680,755
Insurance — 0.8%
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 1,773 1,788,592
Aegon Ltd., (5-Year EUR Swap Annual + 5.21%),
5.63%
(a) (c) (k)
..................... EUR 567 653,987
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... USD 2,437 2,388,399
6.75% , 10/15/27 ................... 481 480,633
6.75% , 04/15/28 ................... 337 338,837
5.88% , 11/01/29 ................... 1,682 1,627,384
7.00% , 01/15/31 ................... 2,719 2,742,144
6.50% , 10/01/31 ................... 410 402,599
7.38% , 10/01/32 ................... 4,897 4,850,240
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 457 459,647
4.88% , 06/30/29 ................... 1,434 1,373,719
Security
Par (000)
Par (000) Value
Insurance (continued)
Amynta Agency Borrower, Inc., 7.50%,
07/15/33
(b)
...................... USD 770 $ 730,220
Aon Corp.
2.80% , 05/15/30 ................... 712 662,940
5.00% , 09/12/32 ................... 525 528,076
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
1,195 1,080,603
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 2,310 2,651,595
7.75% , 02/15/31
(b)
.................. USD 4,375 4,426,262
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
6,213 6,087,264
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 935 927,425
Asurion LLC
(b)
8.00% , 12/31/32 ................... 2,980 3,091,595
8.38% , 02/01/34 ................... 2,303 2,235,896
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 3,594 3,624,265
8.13% , 02/15/32 ................... 1,535 1,438,218
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 6,522 6,681,163
7.38% , 01/31/32 ................... 12,579 12,830,114
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 1,052 1,069,282
6.88% , 10/01/33 ................... 841 769,364
Loews Corp., 4.94%, 04/01/36 ........... 55 53,823
Marsh & McLennan Cos., Inc.
2.25% , 11/15/30 ................... 204 184,498
5.88% , 08/01/33 ................... 370 392,902
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,421 2,467,530
Metropolitan Life Global Funding I
(b)
3.30% , 03/21/29 ................... 450 436,054
3.05% , 06/17/29 ................... 150 143,338
2.95% , 04/09/30 ................... 487 457,388
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. 4,946 4,962,614
Progressive Corp. (The)
4.60% , 03/26/31 ................... 2,625 2,630,995
5.15% , 03/26/36 ................... 45 45,063
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 392 379,758
5.88% , 08/01/32 ................... 1,152 1,138,596
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 600 709,136
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 2,190 2,218,818
82,160,976
Interactive Media & Services — 0.1%
Alphabet, Inc.
4.10% , 02/15/31 ................... 483 479,644
4.38% , 11/15/32 ................... 1,090 1,083,764
4.40% , 02/15/33 ................... 395 390,080
4.80% , 02/15/36 ................... 6,085 6,058,935
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 1,215 1,147,288
6.88% , 03/15/34 ................... 793 745,871
9,905,582
IT Services — 0.7%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 1,600 1,752,521
Atos SE, 9.36%, 12/18/29
(c) (d)
............ 2,065 2,691,282
Beignet Investor LLC, 6.58%, 05/30/49
(b)
..... USD 54,808 56,351,182
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.61% , 05/15/28 ................. EUR 865 968,442
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.48% , 05/15/28 ................. 1,876 2,110,389
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 836 812,307

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
................ EUR 197 $ 230,912
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 2,665 2,648,606
Gartner, Inc., 4.50%, 07/01/28
(b)
.......... 1,880 1,848,295
ION Platform Finance US, Inc.
(b)
4.63% , 05/01/28 ................... 152 141,743
5.00% , 05/01/28 ................... 1,178 1,100,308
5.75% , 05/15/28 ................... 1,299 1,232,562
8.75% , 05/01/29 ................... 440 409,180
7.88% , 09/30/32 ................... 959 742,291
United Group BV, 5.25%, 02/01/30
(c)
....... EUR 810 913,128
73,953,148
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
................. USD 201 186,989
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 173 163,952
Thermo Fisher Scientific, Inc.
4.22% , 02/12/31 ................... 3,349 3,313,815
4.55% , 06/15/33 ................... 161 159,074
4.90% , 02/12/36 ................... 152 150,921
3,974,751
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 969 973,797
ATS Corp., 4.13%, 12/15/28
(b)
........... 314 302,609
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 297 308,555
9.50% , 01/01/31 ................... 398 418,097
Columbus McKinnon Corp., 7.13%, 02/01/33
(b)
. 614 613,718
CompoSecure Holdings LLC, 5.63%, 02/01/33
(b)
1,799 1,757,533
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 249 251,855
Esab Corp.
(b)
6.25% , 04/15/29 ................... 292 296,350
5.63% , 04/01/31 ................... 1,401 1,410,821
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 272 173,725
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
04/15/29
(a) (c)
..................... EUR 3,178 3,673,728
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... USD 386 401,009
King US Bidco, Inc., (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 12/01/32
(a) (c)
...... EUR 783 900,594
LSF12 Helix Parent LLC, 7.13%, 02/01/33
(b)
... USD 1,668 1,605,293
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 149,332
Otis Worldwide Corp., 5.13%, 11/19/31 ...... 153 156,514
Terex Corp., 6.25%, 10/15/32
(b)
.......... 800 805,215
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
.................. EUR 254 292,752
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 326 325,148
14,816,645
Media — 0.8%
Block Communications, Inc., 10.25%, 03/01/31
(b)
150 137,241
Cable One, Inc., 1.13%, 03/15/28
(m)
........ 85 63,920
Charter Communications Operating LLC
2.80% , 04/01/31 ................... 7,663 6,879,893
2.30% , 02/01/32 ................... 3,517 3,016,104
6.65% , 02/01/34 ................... 300 312,941
6.55% , 06/01/34 ................... 174 180,639
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 352 353,670
7.50% , 06/01/29 ................... 1,061 1,065,478
7.88% , 04/01/30 ................... 2,754 2,882,069
7.13% , 02/15/31 ................... 1,184 1,240,471
7.50% , 03/15/33 ................... 3,992 4,227,520
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 483 417,635
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC
(b)
5.50% , 04/15/27 ................... USD 2,793 $ 2,422,632
5.38% , 02/01/28 ................... 800 591,641
11.25% , 05/15/28 .................. 2,226 1,818,963
11.75% , 01/31/29 .................. 189 136,674
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 919 918,032
8.88% , 02/01/30 ................... 886 884,029
10.00% , 02/15/31 .................. 3,155 3,220,716
Discovery Communications LLC, 3.95%,
03/20/28 ....................... 639 626,028
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 1,473 1,460,366
5.75% , 12/01/28 ................... 1,002 969,127
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 3,571 3,679,005
EchoStar Corp.
10.75% , 11/30/29 .................. 2,378 2,568,476
6.75% , 11/30/30 ................... 3,598 3,632,675
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 230 244,410
9.63% , 07/15/32 ................... 1,686 1,685,893
7.25% , 08/15/33 ................... 1,550 1,561,890
Lamar Media Corp., 5.38%, 11/01/33
(b)
...... 623 609,745
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
...................... 670 447,014
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 1,053 980,711
Neptune Bidco US, Inc.
(b)
9.29% , 04/15/29 ................... 847 849,353
10.38% , 05/15/31 .................. 1,202 1,212,828
9.50% , 02/15/33 ................... 1,006 976,060
Omnicom Group, Inc.
4.65% , 10/01/28 ................... 289 289,548
4.75% , 03/30/30 ................... 532 532,964
2.40% , 03/01/31 ................... 543 485,855
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 103 102,757
4.25% , 01/15/29 ................... 395 380,780
4.63% , 03/15/30 ................... 1,585 1,529,249
7.38% , 02/15/31 ................... 145 151,194
SES SA, 4.88%, 06/24/33
(c)
............. EUR 253 287,280
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 2,033 2,066,677
Sirius XM Radio LLC, 4.00%, 07/15/28
(b)
..... 191 184,365
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 908 864,464
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 974 968,369
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 02/15/30
(a)
................ 700 703,033
Sunrise FinCo. I BV
4.88% , 07/15/31
(b)
.................. USD 1,432 1,363,321
4.63% , 05/15/32
(c)
.................. EUR 1,055 1,191,480
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 392,528
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 3,349 3,399,208
8.50% , 07/31/31 ................... 1,094 1,099,339
9.38% , 08/01/32 ................... 1,273 1,311,973
Versant Media Group, Inc., 7.25%, 01/30/31
(b)
. 210 214,914
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 819 960,249
Virgin Media O2 Vendor Financing Notes VII
DAC, 7.50%, 07/15/33
(c)
............. EUR 349 353,510
Virgin Media O2 Vendor Financing Notes VIII
DAC, 8.88%, 07/15/33
(c)
............. GBP 410 478,868

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
VZ Secured Financing BV
5.00% , 01/15/32
(b)
.................. USD 816 $ 699,472
5.25% , 01/15/33
(c)
.................. EUR 2,972 3,166,935
Ziggo Bond Co. BV
3.38% , 02/28/30
(c)
.................. 507 494,259
5.13% , 02/28/30
(b)
.................. USD 832 713,927
6.13% , 11/15/32
(c)
.................. EUR 1,009 989,745
Ziggo BV
2.88% , 01/15/30
(c)
.................. 276 293,001
4.88% , 01/15/30
(b)
.................. USD 595 555,661
78,498,774
Metals & Mining — 0.5%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 801,914
Antofagasta plc, 2.38%, 10/14/30
(b)
........ 674 601,511
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 1,091 1,135,913
11.50% , 10/01/31 .................. 1,202 1,298,764
Big River Steel LLC, 6.63%, 01/31/29
(b)
..... 1,671 1,667,133
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 1,272 1,271,886
Commercial Metals Co.
(b)
5.75% , 11/15/33 ................... 876 866,790
6.00% , 12/15/35 ................... 903 890,219
Constellium SE
(b)
5.63% , 06/15/28 ................... 250 248,767
3.75% , 04/15/29 ................... 1,588 1,514,578
6.38% , 08/15/32 ................... 1,320 1,334,309
Corp. Nacional del Cobre de Chile, 5.53%,
01/30/37
(b)
...................... 675 661,297
CSN Resources SA, 4.63%, 06/10/31
(c)
..... 388 236,195
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 2,035 2,014,426
First Quantum Minerals Ltd.
(b)
8.00% , 03/01/33 ................... 221 228,331
7.25% , 02/15/34 ................... 1,120 1,133,910
6.38% , 02/15/36 ................... 2,139 2,046,606
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,215,054
Freeport-McMoRan, Inc.
5.00% , 09/01/27 ................... 391 391,041
5.40% , 11/14/34 ................... 191 193,802
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 612 621,719
Glencore Funding LLC
(b)
2.63% , 09/23/31 ................... 1,277 1,138,012
6.50% , 10/06/33 ................... 1,787 1,933,685
5.63% , 04/04/34 ................... 1,048 1,072,599
Kaiser Aluminum Corp.
(b)
4.50% , 06/01/31 ................... 4,036 3,812,957
5.88% , 03/01/34 ................... 1,267 1,244,027
Marcobre SAC, 5.75%, 01/22/36
(b)
........ 576 557,798
Minera Mexico SA de CV, 5.63%, 02/12/32
(c)
.. 617 621,010
Navoi Mining & Metallurgical Combinat, 6.70%,
10/17/28
(b)
...................... 411 418,069
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 1,473 1,522,431
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 295 307,169
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 439 413,757
6.88% , 01/30/30 ................... 958 966,307
3.88% , 08/15/31 ................... 2,563 2,282,735
6.38% , 08/15/33 ................... 2,948 2,891,672
Rio Tinto Finance USA plc, 5.00%, 03/14/32 .. 1,199 1,223,396
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c) (j)
............. 1,319 1,299,014
Steel Dynamics, Inc.
5.38% , 08/15/34 ................... 3,114 3,142,425
5.25% , 05/15/35 ................... 662 662,284
Stillwater Mining Co., 4.00%, 11/16/26
(c)
..... 621 615,957
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd.
3.75% , 07/08/30 ................... USD 1,572 $ 1,496,387
6.13% , 06/12/33 ................... 2,190 2,278,257
6.40% , 06/28/54 ................... 287 288,773
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 6.00% ,
02/25/56
(a) (b)
.................... 632 623,721
Vedanta Resources Finance II plc
(b)
9.48% , 07/24/30 ................... 298 302,098
9.85% , 04/24/33 ................... 384 393,158
Volcan Cia Minera SAA, 8.50%, 10/28/32
(b)
... 649 660,293
52,542,156
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 369,558
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 368 378,903
6.00% , 04/15/30 ................... 94 93,818
6.50% , 07/01/30 ................... 22 22,468
6.50% , 10/15/30 ................... 1,744 1,768,789
2,633,536
Multi-Utilities — 0.0%
Berkshire Hathaway Energy Co.
3.70% , 07/15/30 ................... 454 441,190
1.65% , 05/15/31 ................... 668 579,401
Consumers Energy Co.
4.60% , 05/30/29 ................... 451 454,133
4.70% , 01/15/30 ................... 258 260,555
NiSource, Inc.
1.70% , 02/15/31 ................... 800 695,266
5.40% , 06/30/33 ................... 869 889,151
5.35% , 04/01/34 ................... 162 164,830
Sempra
3.70% , 04/01/29 ................... 1,058 1,033,392
5.25% , 03/15/36 ................... 88 86,760
4,604,678
Office REITs — 0.0%
Alstria Office AG
(c)
4.25% , 10/15/29 ................... EUR 400 441,072
5.50% , 03/20/31 ................... 100 114,447
Cousins Properties LP, 4.88%, 03/01/33 ..... USD 54 51,990
607,509
Oil, Gas & Consumable Fuels — 1.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 411 428,659
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 303,546
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 179 208,981
5.88% , 06/30/29 ................... 435 434,597
6.63% , 07/15/33 ................... 986 1,002,932
Azule Energy Finance plc, 8.25%, 01/22/31
(b)
.. 862 870,223
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 246 254,135
7.25% , 07/15/32 ................... 198 205,679
Breakwater Energy Holdings SARL
9.25% , 11/15/30
(b)
.................. 875 918,911
9.25% , 11/15/30
(c)
.................. 952 999,775
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 22 22,643
6.75% , 02/01/30
(b)
.................. 98 101,137
5.85% , 11/15/43 ................... 249 225,370
5.60% , 10/15/44 ................... 194 170,094
California Resources Corp., 7.00%, 01/15/34
(b)
. 338 340,759
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 2,088 2,166,540

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29 ....................... USD 547 $ 531,439
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 2,867 2,752,104
3.25% , 01/31/32 ................... 300 273,423
5.95% , 06/30/33 ................... 302 316,590
5.75% , 08/15/34 ................... 851 876,548
5.55% , 10/30/35 ................... 385 392,064
Cheniere Energy, Inc.
5.65% , 04/15/34 ................... 2,357 2,426,595
5.20% , 07/30/36
(b)
.................. 55 54,438
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 124 128,023
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 1,298 1,340,424
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
755 717,810
CNX Resources Corp.
(b)
7.25% , 03/01/32 ................... 458 471,949
5.88% , 03/01/34 ................... 811 789,814
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 1,487 1,467,886
5.88% , 01/15/30 ................... 883 854,364
Coterra Energy, Inc., 5.60%, 03/15/34 ...... 239 244,595
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 2,925 2,852,585
Crescent Energy Finance LLC
(b)
7.75% , 07/31/29 ................... 134 135,005
9.75% , 10/15/30 ................... 74 79,180
7.63% , 04/01/32 ................... 1,056 1,071,660
7.88% , 04/15/32 ................... 271 276,869
7.38% , 01/15/33 ................... 1,367 1,366,657
8.38% , 01/15/34 ................... 192 200,717
CVR Energy, Inc.
(b)
7.50% , 02/15/31 ................... 564 568,211
7.88% , 02/15/34 ................... 396 397,388
DBR Land Holdings LLC, 6.25%, 12/01/30
(b)
.. 315 318,934
DCP Midstream Operating LP
8.13% , 08/16/30 ................... 335 381,802
3.25% , 02/15/32 ................... 3,346 3,041,393
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 694 699,737
Diamondback Energy, Inc.
5.15% , 01/30/30 ................... 394 402,021
3.13% , 03/24/31 ................... 1,902 1,763,391
5.40% , 04/18/34 ................... 1,700 1,725,835
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 ................... 438 390,701
4.39% , 11/30/46 ................... 1,166 915,951
Enbridge, Inc., Series 20-A, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.31%), 5.75%, 07/15/80
(a)
............ 2,521 2,516,024
Energean plc
5.63% , 05/12/31
(c)
.................. EUR 1,238 1,392,189
5.63% , 05/12/31
(b)
.................. 113 127,074
Energy Transfer LP
6.10% , 12/01/28 ................... USD 683 709,879
6.00% , 02/01/29
(b)
.................. 1,029 1,037,024
3.75% , 05/15/30 ................... 335 323,830
5.60% , 09/01/34 ................... 3,508 3,575,230
Enterprise Products Operating LLC, Series E,
(3-mo. CME Term SOFR + 3.29%), 5.25%,
08/16/77
(a)
...................... 2,051 2,032,712
EQT Corp.
3.13% , 05/15/26
(b)
.................. 785 783,421
5.00% , 01/15/29 ................... 165 165,981
4.75% , 01/15/31 ................... 3,949 3,928,206
3.63% , 05/15/31
(b)
.................. 1,323 1,233,743
5.75% , 02/01/34 ................... 3,534 3,643,320
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38% , 02/01/29 ................... USD 3,954 $ 3,950,492
5.88% , 02/01/29
(b)
.................. 575 575,382
6.75% , 04/15/29
(b)
.................. 672 672,472
5.38% , 03/15/30 ................... 5,967 6,016,589
4.75% , 02/01/32 ................... 1,719 1,674,939
5.70% , 01/15/35 ................... 613 622,594
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
...................... 602 487,789
Genesis Energy LP
8.00% , 05/15/33 ................... 415 428,816
6.75% , 03/15/34
(b)
.................. 1,483 1,475,994
Global Partners LP, 7.13%, 07/01/33
(b)
...... 194 195,584
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 197 201,476
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 891 908,174
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 212 216,563
4.25% , 02/15/30 ................... 174 167,203
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 143 143,287
5.75% , 02/01/29 ................... 621 612,313
6.25% , 04/15/32 ................... 44 42,584
8.38% , 11/01/33 ................... 642 669,819
6.88% , 05/15/34 ................... 1,198 1,170,434
7.25% , 02/15/35 ................... 84 83,741
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 87 89,962
6.63% , 01/15/34 ................... 1,392 1,397,292
Infinity Natural Resources LLC, 7.63%,
04/01/31
(b)
...................... 546 548,883
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 794 917,923
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 2,059 2,002,044
Kinder Morgan, Inc.
5.10% , 08/01/29 ................... 449 458,139
5.40% , 02/01/34 ................... 1,201 1,228,293
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 116 117,963
5.88% , 06/15/30 ................... 62 62,228
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 155 159,518
Matador Resources Co.
(b)
6.50% , 04/15/32 ................... 1,113 1,125,121
6.00% , 04/15/34 ................... 715 710,479
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 256,875
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 397,953
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 58 49,217
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 674 694,320
8.38% , 02/15/32 ................... 2,131 2,196,089
Northern Oil & Gas, Inc., 7.88%, 10/15/33
(b)
... 975 1,008,787
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 190 190,561
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 258 264,943
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 927 927,790
7.00% , 01/15/32 ................... 533 551,919
6.25% , 02/01/33 ................... 629 640,722
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 603,980
Petrobras Global Finance BV, 6.75%, 01/27/41 . 630 613,494
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 605 626,931
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 300 309,896
PRIO Luxembourg Holding SARL, 6.75%,
10/15/30
(b)
...................... 646 628,397

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... USD 839 $ 461,450
6.95% , 03/05/54 ................... 341 180,901
Reliance Industries Ltd., 2.88%, 01/12/32
(c)
... 695 625,500
Repsol E&P Capital Markets US LLC, 4.81%,
09/16/28
(b)
...................... 655 657,730
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 162 157,960
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 142 142,266
4.50% , 05/15/30 ................... 564 559,905
SM Energy Co.
(b)
8.75% , 07/01/31 ................... 333 348,082
6.63% , 04/15/34 ................... 1,571 1,566,562
Sunoco LP
(b)
5.63% , 03/15/31 ................... 225 223,968
6.63% , 08/15/32 ................... 194 197,039
6.25% , 07/01/33 ................... 203 203,885
5.88% , 03/15/34 ................... 866 856,434
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 283 280,606
7.38% , 02/15/29 ................... 317 326,110
6.00% , 09/01/31 ................... 912 899,979
Targa Resources Corp.
6.13% , 03/15/33 ................... 136 143,831
6.50% , 03/30/34 ................... 27 29,186
5.50% , 02/15/35 ................... 356 359,166
5.55% , 08/15/35 ................... 37 37,317
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 1,061 1,037,395
TPAO Varlik Kiralama ASA, 6.30%, 03/04/31
(c)
. 335 320,444
Transcanada Trust, Series 16-A, 5.88%,
08/15/76
(a)
...................... 2,437 2,439,578
Transcontinental Gas Pipe Line Co. LLC, 5.10%,
03/15/36
(b)
...................... 905 897,011
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 64,700
Valero Energy Corp., 5.15%, 03/10/36 ...... 3,295 3,248,119
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... 5,797 6,268,264
8.38% , 06/01/31 ................... 861 895,419
9.88% , 02/01/32 ................... 2,537 2,724,707
Venture Global Plaquemines LNG LLC
(b)
6.13% , 12/15/30 ................... 1,664 1,711,301
7.50% , 05/01/33 ................... 696 765,046
6.50% , 01/15/34 ................... 1,942 2,024,427
7.75% , 05/01/35 ................... 887 994,130
6.75% , 01/15/36 ................... 4,482 4,747,119
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 1,093 1,092,279
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 1,502 1,521,929
138,454,426
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.13% , 01/15/30
(a)
................ EUR 367 401,040
6.13% , 06/15/31 ................... 1,011 1,076,577
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 570 585,946
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,815,133
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... USD 879 770,443
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... EUR 742 861,620
5,510,759
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
American Airlines, Inc., 5.75%, 04/20/29
(b)
.... USD 46 $ 45,251
AS Mileage Plan IP Ltd., 5.31%, 10/20/31
(b)
... 1,656 1,619,903
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... 909 859,058
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
.. 310 312,418
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 253 261,151
United Airlines Holdings, Inc., 5.38%, 03/01/31 . 556 544,500
United Airlines Pass-Through Trust
Series 2020-1 , Class A , 5.88% , 10/15/27 ... —
(o)
1
Series 2024-1 , Class A , 5.88% , 02/15/37 ... 1,331 1,367,210
5,009,492
Personal Care Products — 0.0%
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. EUR 1,333 1,503,817
6.50% , 03/31/32
(b)
.................. USD 1,730 1,731,668
Perrigo Finance Unlimited Co.
5.38% , 09/30/32 ................... EUR 713 770,092
6.13% , 09/30/32 ................... USD 441 402,382
4,407,959
Pharmaceuticals — 0.6%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 13,977 14,310,268
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 276,922
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 37,780
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 256 234,422
11.00% , 09/30/28 .................. 2,118 2,160,441
Bayer Corp., 6.65%, 02/15/28
(b)
.......... 826 856,265
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
... 5,163 5,209,966
Dolcetto Holdco SpA
(c)
5.63% , 07/14/32 ................... EUR 1,148 1,318,016
(3-mo. EURIBOR + 3.63%), 5.78% ,
07/14/32
(a)
..................... 142 163,977
Eli Lilly & Co., 4.70%, 02/09/34 .......... USD 301 300,507
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 1,340 1,517,820
Merck & Co., Inc., 4.15%, 03/15/31 ........ USD 1,600 1,582,117
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... EUR 2,253 2,648,220
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.23% , 10/15/32
(a)
................ 2,001 2,294,446
Novartis Capital Corp.
4.40% , 03/18/31 ................... USD 115 114,976
4.60% , 03/18/33 ................... 180 179,235
4.90% , 03/18/36 ................... 3,495 3,486,637
Organon & Co., 4.13%, 04/30/28
(b)
........ 600 582,212
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 ................... 1,723 1,736,073
4.75% , 05/19/33 ................... 1,005 1,001,171
Pfizer, Inc., 4.20%, 11/15/30 ............ 485 481,631
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.00% , 12/31/29
(a)
................ EUR 366 424,335
6.75% , 12/31/29 ................... 530 629,606
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 2,085 2,415,418
4.13% , 06/01/31 ................... 541 615,505
7.88% , 09/15/31 ................... 1,452 1,946,821
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 592 586,275
8.13% , 09/15/31 ................... 6,259 6,970,961
6.00% , 12/01/32 ................... 329 337,232
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 .................. 1,805 1,822,779
56,242,034

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... USD 93 $ 96,237
CACI International, Inc., 6.38%, 06/15/33
(b)
... 1,416 1,441,383
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 3,918 3,678,135
KBR, Inc., 4.75%, 09/30/28
(b)
............ 49 47,914
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(c) (j)
........... EUR 1,400 275,613
Science Applications International Corp.
(b)
4.88% , 04/01/28 ................... USD 694 682,984
5.88% , 11/01/33 ................... 671 654,811
Verisk Analytics, Inc., 4.45%, 03/15/31 ...... 40 39,335
6,916,412
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(j)
.............. EUR 3,225 3,826,917
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... 1,002 1,132,103
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 702,704
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 423 423,588
9.75% , 04/15/30
(b)
.................. 210 222,929
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... EUR 900 573,456
Citycon Treasury BV
(c)
1.63% , 03/12/28 ................... 571 612,472
5.38% , 07/08/31 ................... 225 239,604
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 178 188,551
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 1,233 1,302,544
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 .................. USD 1,735 19,519
11.75% , 04/17/24 .................. 2,039 22,429
11.88% , 06/01/24 .................. 1,500 16,875
7.95% , 07/05/24 ................... 1,650 18,150
9.25% , 07/28/24 ................... 3,540 39,825
12.25% , 10/18/24 .................. 3,269 35,959
9.88% , 10/19/24 ................... 2,640 23,760
10.88% , 01/09/25 .................. 1,345 15,131
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
153 152,640
Heimstaden AB
(c)
8.38% , 01/29/30 ................... EUR 337 397,957
7.36% , 01/24/31 ................... 250 281,843
Howard Hughes Corp. (The)
(b)
4.13% , 02/01/29 ................... USD 479 453,081
4.38% , 02/01/31 ................... 346 317,645
5.88% , 03/01/32 ................... 503 484,030
6.13% , 03/01/34 ................... 503 483,046
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (j)
........ 1,075 336,808
NE Property BV, 3.88%, 09/30/33
(c)
........ EUR 550 610,646
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. USD 634 545,240
Vivion Investments SARL
(c)
8.25% , ( 8.25 % Cash or 8.25 % PIK),
08/31/28
(j)
...................... EUR 395 455,638
8.25% , ( 8.25 % Cash or 8.00 % PIK),
02/28/29
(j)
...................... 1,894 2,183,360
5.63% , 06/08/30 ................... 1,407 1,519,972
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (m)
... 500 547,372
18,185,794
Residential REITs — 0.0%
American Homes 4 Rent LP
2.38% , 07/15/31 ................... USD 636 559,658
3.63% , 04/15/32 ................... 610 563,135
5.50% , 07/15/34 ................... 903 903,317
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 497,599
Security
Par (000)
Par (000) Value
Residential REITs (continued)
Invitation Homes Operating Partnership LP
4.15% , 04/15/32 ................... USD 561 $ 526,614
5.50% , 08/15/33 ................... 860 861,132
4.88% , 02/01/35 ................... 484 461,875
Store Capital LLC, 4.95%, 02/11/31
(b)
....... 59 58,486
4,431,816
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 695,439
Realty Income Corp.
5.13% , 02/15/34 ................... 1,237 1,245,302
5.13% , 04/15/35 ................... 210 210,058
Regency Centers LP
5.00% , 07/15/32 ................... 346 348,574
4.50% , 03/15/33 ................... 30 29,254
5.25% , 01/15/34 ................... 575 581,213
5.10% , 01/15/35 ................... 673 670,756
3,780,596
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 139 138,431
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 1,119 1,354,128
Analog Devices, Inc., 2.10%, 10/01/31 ...... USD 742 654,654
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f) (i)
...... 727 763,350
Applied Materials, Inc., 4.60%, 01/15/36 ..... 890 864,535
Broadcom, Inc.
4.60% , 07/15/30 ................... 1,016 1,021,054
4.15% , 11/15/30 ................... 2,071 2,038,676
4.30% , 01/15/31 ................... 985 976,536
2.45% , 02/15/31 ................... 1,500 1,362,285
5.15% , 11/15/31 ................... 395 405,202
4.15% , 04/15/32
(b)
.................. 2,164 2,093,674
4.60% , 01/15/33 ................... 1,725 1,698,730
3.42% , 04/15/33 ................... 3,026 2,767,046
Foundry JV Holdco LLC
(b)
5.90% , 01/25/33 ................... 1,520 1,562,730
6.20% , 01/25/37 ................... 978 1,010,653
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
.... 221 227,149
Lam Research Corp., 1.90%, 06/15/30 ...... 122 110,343
Microchip Technology, Inc., 0.00%, 02/15/30
(b) (m) (n)
275 268,262
Micron Technology, Inc.
5.80% , 01/15/35 ................... 205 218,271
6.05% , 11/01/35 ................... 598 645,268
MKS, Inc., 4.25%, 02/15/34
(c)
............ EUR 1,472 1,625,540
NVIDIA Corp., 2.85%, 04/01/30 .......... USD 2,421 2,298,383
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 634 619,735
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 670 670,798
6.25% , 08/15/33 ................... 1,108 1,120,340
QUALCOMM, Inc., 5.00%, 05/20/35 ....... 1,817 1,814,237
28,330,010
Software — 0.7%
AppLovin Corp.
5.13% , 12/01/29 ................... 470 472,727
5.50% , 12/01/34 ................... 3,803 3,771,515
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 5,360 5,031,023
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 531 507,360
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 60 44,591
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 183 131,707
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 1,173 1,106,980
4.88% , 07/01/29 ................... 1,672 1,450,771
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 4,673 4,558,840
9.00% , 09/30/29 ................... 5,761 5,557,484

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
8.25% , 06/30/32 ................... USD 356 $ 337,643
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,364 1,332,306
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 259 251,340
6.00% , 05/15/33 ................... 1,813 1,778,954
IPD 3 BV
5.50% , 06/15/31
(c)
.................. EUR 1,662 1,804,114
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 365 301,560
Oak-Eagle AcquireCo, Inc.
6.25% , 07/01/33
(c)
.................. EUR 1,624 1,917,283
7.25% , 07/01/33
(b)
.................. USD 3,035 3,144,547
8.75% , 07/01/34
(b)
.................. 2,978 3,117,643
Oracle Corp.
2.95% , 04/01/30 ................... 3,292 3,005,059
4.45% , 09/26/30 ................... 2,200 2,120,099
4.95% , 02/04/31 ................... 6,048 5,917,604
4.80% , 09/26/32 ................... 2,390 2,276,111
5.70% , 02/04/36 ................... 2,983 2,868,120
5.88% , 09/26/45 ................... 136 117,333
5.95% , 09/26/55 ................... 183 153,953
6.70% , 02/04/56 ................... 1,020 946,666
6.10% , 09/26/65 ................... 183 151,740
6.85% , 02/04/66 ................... 370 340,149
Salesforce, Inc.
4.90% , 09/15/31 ................... 297 296,579
5.20% , 03/15/33 ................... 297 296,493
5.55% , 03/15/36 ................... 297 296,076
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 1,105 1,105,038
Stripe, Inc., (Acquired 09/26/25, cost
$3,500,000), 5.04%, 09/26/30
(f) (i)
........ 3,500 3,456,250
Synopsys, Inc., 5.00%, 04/01/32 .......... 3,398 3,427,485
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.52% , 07/31/31 ................. EUR 918 1,017,466
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.27% , 07/01/32 ................. 214 232,502
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 1,216 1,188,416
VMware LLC, 2.20%, 08/15/31 ........... 2,388 2,095,987
67,927,514
Specialized REITs — 0.1%
American Tower Corp.
2.30% , 09/15/31 ................... 483 425,216
5.55% , 07/15/33 ................... 1,090 1,120,120
Crown Castle, Inc.
4.80% , 09/01/28 ................... 41 41,199
5.60% , 06/01/29 ................... 201 205,759
3.10% , 11/15/29 ................... 404 381,279
2.25% , 01/15/31 ................... 43 37,976
5.10% , 05/01/33 ................... 390 384,486
Equinix, Inc., 3.20%, 11/18/29 ........... 581 553,166
Extra Space Storage LP
2.40% , 10/15/31 ................... 488 426,855
2.35% , 03/15/32 ................... 252 216,227
4.95% , 01/15/33 ................... 1,065 1,050,995
5.40% , 02/01/34 ................... 799 805,554
Iron Mountain, Inc.
5.63% , 07/15/32
(b)
.................. 2,003 1,944,454
6.25% , 01/15/33
(b)
.................. 463 461,520
4.75% , 01/15/34
(c)
.................. EUR 1,925 2,070,409
4.75% , 01/15/34
(b)
.................. 900 967,983
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 1,129 1,128,649
6.25% , 09/15/32 ................... 2,365 2,321,502
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
SBA Communications Corp., 3.13%, 02/01/29 . USD 251 $ 237,840
14,781,189
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 258 261,366
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 123 120,786
4.75% , 03/01/30 ................... 89 85,764
5.00% , 02/15/32
(b)
.................. 68 64,397
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.38% , 09/30/31
(a)
................ EUR 686 793,208
6.50% , 09/30/31 ................... 609 703,467
Carvana Co.
(b)(j)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 2,153 2,240,148
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 4,110 4,444,682
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,759 2,366,904
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 228,526
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.31%, 01/15/32
(a) (c)
...... EUR 783 890,163
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. USD 200 198,983
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02% , 02/01/30
(a)
................ EUR 396 444,851
6.75% , 02/01/30 ................... 1,269 1,433,949
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 144,966
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
. 212 208,257
LBM Acquisition LLC, 9.50%, 06/15/31
(b)
..... 441 383,867
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 467 454,441
8.25% , 08/01/31 ................... 670 695,959
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 317 310,638
Lowe's Cos., Inc., 3.75%, 04/01/32 ........ 438 414,456
Michaels Cos., Inc. (The), 8.50%, 03/15/33
(b)
.. 1,320 1,285,012
Staples, Inc., 10.75%, 09/01/29
(b)
......... 199 184,039
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(b)
...................... 6,471 6,276,823
24,635,652
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC, 4.75%, 10/06/32 ..... 1,920 1,892,718
Hewlett Packard Enterprise Co.
5.25% , 04/01/33 ................... 59 58,650
5.00% , 10/15/34 ................... 666 644,679
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25% , 12/15/29 ................... 241 253,095
5.88% , 07/15/30 ................... 208 211,420
8.50% , 07/15/31 ................... 926 970,861
5.75% , 12/01/34 ................... 147 146,449
4,177,872
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(c)
.................. EUR 777 861,356
5.25% , 07/15/32
(b)
.................. 686 760,476
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (j)
.................... USD 2,348 2,446,943
Crocs, Inc.
(b)
4.25% , 03/15/29 ................... 745 715,063
4.13% , 08/15/31 ................... 280 251,953
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (l) (m)
................... EUR 1,300 1,125,536
Levi Strauss & Co., 4.00%, 08/15/30
(b)
...... 190 218,148

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77% , 07/01/29
(a) (c)
............... EUR 1,838 $ 2,121,788
VF Corp.
4.25% , 03/07/29 ................... 896 1,024,237
0.63% , 02/25/32 ................... 453 408,401
9,933,901
Tobacco — 0.2%
Altria Group, Inc.
2.45% , 02/04/32 ................... USD 3,789 3,324,812
6.88% , 11/01/33 ................... 600 664,520
BAT Capital Corp.
2.26% , 03/25/28 ................... 538 516,373
4.91% , 04/02/30 ................... 388 392,191
6.34% , 08/02/30 ................... 216 230,576
5.83% , 02/20/31 ................... 605 633,119
6.42% , 08/02/33 ................... 1,408 1,526,984
6.00% , 02/20/34 ................... 439 463,999
BAT International Finance plc, 5.93%, 02/02/29 1,886 1,956,507
Philip Morris International, Inc.
4.38% , 04/30/30 ................... 2,436 2,422,984
4.75% , 11/01/31 ................... 3,743 3,760,016
4.25% , 10/29/32 ................... 458 443,677
16,335,758
Trading Companies & Distributors — 0.3%
Air Lease Corp., 5.85%, 12/15/27 ......... 765 780,982
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 ................... 1,644 1,624,449
4.80% , 10/24/30 ................... 4,045 3,998,283
FTAI Aviation Investors LLC
(b)
5.50% , 05/01/28 ................... 570 569,798
7.88% , 12/01/30 ................... 538 561,777
7.00% , 05/01/31 ................... 3,959 4,058,489
7.00% , 06/15/32 ................... 3,377 3,461,817
5.88% , 04/15/33 ................... 2,416 2,363,787
GATX Corp., 3.50%, 03/15/28 ........... 1,225 1,202,034
Herc Holdings, Inc.
(b)
7.00% , 06/15/30 ................... 603 618,298
5.75% , 03/15/31 ................... 269 264,929
7.25% , 06/15/33 ................... 2,487 2,548,533
6.00% , 03/15/34 ................... 518 500,776
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
3,088 3,149,732
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 ................... 1,242 1,262,743
5.38% , 11/15/33 ................... 1,468 1,427,453
WESCO Distribution, Inc.
(b)
5.25% , 04/15/31 ................... 363 360,833
6.63% , 03/15/32 ................... 70 71,647
6.38% , 03/15/33 ................... 995 1,013,668
5.50% , 04/15/34 ................... 861 847,955
30,687,983
Transportation Infrastructure — 0.0%
TAV Havalimanlari Holding A/S, 8.50%,
12/07/28
(c)
...................... 618 630,167
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.63%, 04/22/29 ... 1,257 1,222,634
Colombia Telecomunicaciones SA ESP, 4.95%,
07/17/30
(c)
...................... 727 651,592
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 449,631
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 4,169 4,230,691
Eutelsat SA, 1.50%, 10/13/28
(c)
.......... EUR 400 438,744
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Maya SAS
7.00% , 10/15/28
(b)
.................. USD 369 $ 371,381
5.38% , 04/15/30
(c)
.................. EUR 1,409 1,647,691
6.88% , 04/15/31
(c)
.................. 1,377 1,658,119
8.50% , 04/15/31
(b)
.................. USD 953 997,136
Rogers Communications, Inc., 3.80%, 03/15/32 593 553,558
SoftBank Group Corp.
(c)
5.00% , 04/15/28 ................... EUR 247 284,455
5.38% , 01/08/29 ................... 1,327 1,539,764
5.25% , 10/10/29 ................... 613 696,940
5.88% , 07/10/31 ................... 1,007 1,133,757
5.75% , 07/08/32 ................... 1,990 2,182,164
6.38% , 07/10/33 ................... 1,189 1,318,603
T-Mobile USA, Inc.
3.88% , 04/15/30 ................... USD 1,484 1,445,225
2.55% , 02/15/31 ................... 500 454,356
5.05% , 07/15/33 ................... 400 402,770
6.70% , 12/15/33 ................... 543 597,910
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 662 626,682
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 500 619,130
4.25% , 01/31/31
(b)
.................. USD 1,314 1,128,514
4.50% , 07/15/31
(c)
.................. GBP 2,011 2,230,753
4.75% , 07/15/31
(b)
.................. USD 400 344,146
5.63% , 04/15/32
(c)
.................. EUR 1,201 1,271,671
5.63% , 04/15/32
(c)
.................. 100 105,884
6.75% , 01/15/33
(b)
.................. USD 1,309 1,169,520
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (j) (m)
........... 512 438,846
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (j)
........... 35 33,160
Zegona Finance plc
6.75% , 07/15/29
(c)
.................. EUR 2,492 2,988,873
33,234,300
Total Corporate Bonds — 20 .3%
(Cost: $ 2,116,685,302 ) ............................ 2,084,973,916
Equity-Linked Notes
Aerospace & Defense — 0.3%
(b)(c)
BNP Paribas SA ( L3Harris Technologies, Inc. ) ,
21.79% , 05/14/26 .................. USD 7 2,327,828
BNP Paribas SA ( Safran SA ) , 18.32% , 05/06/26 EUR 12 4,032,338
Citigroup, Inc. ( Rolls-Royce Holdings plc ) ,
27.39% , 04/17/26 .................. GBP 281 4,265,747
Citigroup, Inc. ( Safran SA ) , 15.73% , 04/17/26 .. EUR 12 4,051,772
JPMorgan Structured Products BV ( Airbus SE ) ,
22.37% , 04/16/26 .................. 5 938,914
Morgan Stanley & Co. LLC ( Lockheed Martin
Corp. ) , 19.78% , 05/11/26 ............. USD 3 1,769,963
Royal Bank of Canada ( RTX Corp. ) ,
17.69% , 04/20/26 .................. 8 1,634,553
Royal Bank of Canada ( Textron, Inc. ) ,
20.17% , 05/04/26 .................. 19 1,700,456
Societe Generale SA ( Boeing Co. (The) ) ,
25.24% , 04/13/26 .................. 15 3,054,226
UBS AG ( Rolls-Royce Holdings plc ) ,
22.44% , 04/10/26 .................. GBP 273 4,112,202
27,887,999
Air Freight & Logistics — 0.0%
Morgan Stanley & Co. LLC ( FedEx Corp. ) ,
22.90% , 04/27/26
(b) (c)
................ USD 11 3,993,624

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(b)(c)
Citigroup, Inc. ( Autoliv, Inc. ) , 11.48% , 04/17/26 . EUR 13 $ 5,498,315
Societe Generale SA ( Aptiv plc ) ,
24.25% , 04/13/26 .................. USD 24 1,673,692
UBS AG ( Autoliv, Inc. ) , 11.37% , 04/10/26 ..... EUR 13 5,494,123
12,666,130
Automobiles — 0.2%
(b)(c)
Barclays Bank plc ( Toyota Motor Corp. ) ,
23.95% , 04/22/26 .................. USD 16 3,261,066
BNP Paribas SA ( Tesla, Inc. ) , 19.63% , 05/12/26 2 729,292
BNP Paribas SA ( Toyota Motor Corp. ) ,
20.62% , 04/01/26 .................. 15 3,126,985
Morgan Stanley & Co. LLC (Toyota Motor Corp.)
25.32% , 04/08/26 .................. 15 3,150,506
24.39% , 04/15/26 .................. 16 3,305,755
35.28% , 05/22/26 .................. 17 3,536,027
Royal Bank of Canada ( Tesla, Inc. ) ,
20.62% , 05/19/26 .................. 2 722,417
17,832,048
Banks — 0.9%
(b)(c)
Barclays Bank plc ( Banco Bilbao Vizcaya
Argentaria SA ) , 49.50% , 04/15/26 ....... 131 2,812,294
BMO Capital Markets Corp. ( Bank of America
Corp. ) , 16.48% , 05/20/26 ............. 65 3,131,928
BNP Paribas SA (Mitsubishi UFJ Financial
Group, Inc.)
27.67% , 04/15/26 .................. 187 3,201,879
26.33% , 04/22/26 .................. 190 3,278,207
BNP Paribas SA ( Sanofi SA ) , 22.43% , 04/14/26 478 5,440,061
Canadian Imperial Bank of Commerce ( HSBC
Holdings plc ) , 30.55% , 04/08/26
(a)
........ 115 9,503,372
Citigroup, Inc. ( Bank of America Corp. ) ,
17.69% , 05/13/26 .................. 65 3,138,238
Morgan Stanley & Co. LLC (Banco Bilbao
Vizcaya Argentaria SA)
20.67% , 04/01/26 .................. 98 1,998,377
22.16% , 04/08/26 .................. 127 2,758,779
Nomura Holdings, Inc. ( Sanofi SA ) ,
34.97% , 05/22/26 .................. 508 5,558,845
Royal Bank of Canada ( Citizens Financial Group,
Inc. ) , 15.60% , 04/13/26 ............... 57 3,440,092
Royal Bank of Canada ( HSBC Holdings plc ) ,
28.48% , 05/20/26 .................. 119 9,622,264
Royal Bank of Canada ( Mitsubishi UFJ Financial
Group, Inc. ) , 30.89% , 05/20/26 ......... 205 3,415,830
Societe Generale SA (Citigroup, Inc.)
22.01% , 04/29/26 .................. 72 7,860,044
22.05% , 05/08/26 .................. 72 8,031,546
Societe Generale SA (First Citizens BancShares,
Inc.)
13.97% , 04/02/26 .................. 4 7,728,969
20.82% , 05/21/26 .................. 3 6,030,912
Societe Generale SA ( Flagstar Bank NA ) ,
23.97% , 04/13/26 .................. 117 1,551,127
Societe Generale SA ( Mitsubishi UFJ Financial
Group, Inc. ) , 25.05% , 04/08/26 ......... 185 3,159,769
91,662,533
Beverages — 0.1%
(b)(c)
JPMorgan Structured Products BV ( PepsiCo,
Inc. ) , 21.54% , 04/09/26 ............... 13 2,040,940
Royal Bank of Canada ( Keurig Dr Pepper, Inc. ) ,
24.56% , 05/04/26 .................. 97 2,572,858
4,613,798
Security
Par (000)
Par (000) Value
Biotechnology — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Vertex
Pharmaceuticals, Inc. ) , 20.98% , 05/15/26 .. USD 2 $ 1,107,388
Societe Generale SA ( Vertex Pharmaceuticals,
Inc. ) , 15.82% , 05/27/26 ............... 3 1,127,694
2,235,082
Broadline Retail — 0.3%
(b)(c)
Barclays Bank plc ( Amazon.com, Inc. ) ,
20.60% , 05/18/26 .................. 44 9,242,576
BNP Paribas SA ( Amazon.com, Inc. ) ,
17.42% , 04/15/26 .................. 50 10,523,257
Morgan Stanley & Co. LLC ( Amazon.com, Inc. ) ,
16.64% , 04/08/26 .................. 49 10,279,900
30,045,733
Building Products — 0.0%
Royal Bank of Canada ( Fortune Brands
Innovations, Inc. ) , 20.06% , 04/20/26
(b) (c)
.... 79 3,112,427
Capital Markets — 0.5%
(b)(c)
Barclays Bank plc ( Bank of New York Mellon
Corp. (The) ) , 21.89% , 04/21/26 ......... 11 1,311,826
Barclays Bank plc (MSCI, Inc.)
17.75% , 04/14/26 .................. 4 1,918,135
18.58% , 04/28/26 .................. 7 3,704,935
Barclays Bank plc ( State Street Corp. ) ,
23.96% , 05/19/26 .................. 57 7,273,391
BMO Capital Markets Corp. ( State Street Corp. ) ,
26.69% , 04/14/26 .................. 40 5,032,624
BNP Paribas SA ( Intercontinental Exchange,
Inc. ) , 17.67% , 04/27/26 ............... 43 6,860,357
BNP Paribas SA ( UBS Group AG ) ,
18.04% , 04/14/26 .................. 108 4,236,406
Citigroup, Inc. ( Moelis & Co. ) , 24.00% , 04/17/26 EUR 9 4,711,953
Citigroup, Inc. ( MSCI, Inc. ) , 18.96% , 04/21/26 .. USD 4 1,929,723
JPMorgan Structured Products BV ( Charles
Schwab Corp. (The) ) , 14.37% , 04/20/26 ... 51 4,831,668
Morgan Stanley & Co. LLC ( Carlyle Group, Inc.
(The) ) , 18.99% , 05/07/26 ............. 40 1,915,077
Morgan Stanley & Co. LLC ( UBS Group AG ) ,
17.46% , 04/01/26 .................. 108 3,944,812
Societe Generale SA ( Bank of New York Mellon
Corp. (The) ) , 24.85% , 04/28/26 ......... 11 1,312,426
UBS AG ( Moelis & Co. ) , 18.52% , 04/10/26 .... EUR 8 4,568,926
53,552,259
Chemicals — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Ecolab, Inc. ) ,
16.53% , 05/13/26 .................. USD 7 1,773,334
BNP Paribas SA ( Linde plc ) , 15.58% , 05/20/26 . 17 8,343,679
Canadian Imperial Bank of Commerce (PPG
Industries, Inc.)
17.35% , 04/02/26
(a)
................. 29 3,143,459
22.60% , 05/25/26
(a)
................. 40 4,296,576
Mizuho Markets Cayman LP ( Ecolab, Inc. ) ,
15.12% , 04/22/26 .................. 7 1,880,257
Nomura Holdings, Inc. ( Air Products &
Chemicals, Inc. ) , 21.56% , 04/13/26 ....... 10 2,875,512
Societe Generale SA ( Linde plc ) ,
15.96% , 04/08/26 .................. 15 7,657,287
29,970,104
Commercial Services & Supplies — 0.2%
(b)(c)
Citigroup, Inc. ( Rentokil Initial plc ) ,
35.65% , 05/11/26 .................. GBP 758 4,671,028
Morgan Stanley & Co. LLC ( Rollins, Inc. ) ,
15.02% , 04/22/26 .................. USD 130 6,983,232

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Royal Bank of Canada ( Rollins, Inc. ) ,
15.46% , 05/13/26 .................. USD 134 $ 7,185,407
18,839,667
Communications Equipment — 0.1%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
30.27% , 05/05/26 .................. 8 1,014,249
Barclays Bank plc ( Cisco Systems, Inc. ) ,
18.74% , 04/22/26 .................. 30 2,367,233
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 20.52% , 05/18/26 ............... 17 1,338,024
Morgan Stanley & Co. LLC ( Arista Networks,
Inc. ) , 35.91% , 04/21/26 ............... 8 991,722
Societe Generale SA ( Cisco Systems, Inc. ) ,
18.74% , 04/29/26 .................. 31 2,369,672
8,080,900
Consumer Finance — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Capital One
Financial Corp. ) , 29.65% , 05/14/26 ....... 8 1,395,288
Royal Bank of Canada ( Capital One Financial
Corp. ) , 19.79% , 04/03/26 ............. 41 7,427,148
Societe Generale SA ( Capital One Financial
Corp. ) , 25.66% , 04/29/26 ............. 51 9,327,905
18,150,341
Consumer Staples Distribution & Retail — 0.5%
(b)(c)
Barclays Bank plc ( Dollar General Corp. ) ,
26.01% , 04/06/26 .................. 50 5,914,886
BMO Capital Markets Corp. ( Costco Wholesale
Corp. ) , 14.29% , 05/15/26 ............. 11 10,996,541
BMO Capital Markets Corp. ( Walmart, Inc. ) ,
18.65% , 04/29/26 .................. 71 8,913,919
BNP Paribas SA ( Costco Wholesale Corp. ) ,
13.57% , 05/08/26 .................. 11 11,035,146
BNP Paribas SA (Walmart, Inc.)
17.15% , 05/12/26 .................. 72 8,953,322
18.33% , 05/22/26 .................. 71 8,817,579
54,631,393
Containers & Packaging — 0.2%
(b)(c)
Citigroup, Inc. ( Smurfit WestRock plc ) ,
22.22% , 05/11/26 .................. EUR 33 1,630,118
Mizuho Markets Cayman LP ( Avery Dennison
Corp. ) , 17.02% , 04/21/26 ............. USD 23 4,038,720
Morgan Stanley & Co. LLC ( Packaging Corp. of
America ) , 24.49% , 04/22/26 ........... 10 2,137,669
Royal Bank of Canada ( Avery Dennison Corp. ) ,
16.82% , 05/12/26 .................. 24 3,940,180
Royal Bank of Canada ( Crown Holdings, Inc. ) ,
20.87% , 05/14/26 .................. 40 3,991,518
Societe Generale SA ( Packaging Corp. of
America ) , 24.01% , 04/29/26 ........... 10 2,115,897
17,854,102
Distributors — 0.0%
(b)(c)
BMO Capital Markets Corp. ( Genuine Parts Co. ) ,
23.57% , 04/01/26 .................. 8 796,004
Morgan Stanley & Co. LLC (Genuine Parts Co.)
21.19% , 04/08/26 .................. 8 839,804
27.21% , 04/22/26 .................. 19 2,089,357
3,725,165
Diversified Telecommunication Services — 0.1%
(b)(c)
Mizuho Markets Cayman LP ( Verizon
Communications, Inc. ) , 26.82% , 04/24/26 .. 64 3,224,504
Royal Bank of Canada ( Verizon Communications,
Inc. ) , 24.99% , 05/04/26 ............... 40 2,008,698
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Societe Generale SA ( Comcast Corp. ) ,
29.87% , 04/13/26 .................. USD 109 $ 3,129,427
Societe Generale SA ( Verizon Communications,
Inc. ) , 25.40% , 05/05/26 ............... 65 3,261,426
11,624,055
Electric Utilities — 0.4%
(b)(c)
Barclays Bank plc ( Duke Energy Corp. ) ,
9.84% , 04/22/26 ................... 75 9,858,654
Barclays Bank plc ( Iberdrola SA ) ,
9.46% , 04/10/26 ................... EUR 209 4,780,118
BNP Paribas SA ( American Electric Power Co.,
Inc. ) , 9.44% , 04/30/26 ............... USD 17 2,276,992
BNP Paribas SA ( Iberdrola SA ) ,
13.89% , 04/17/26 .................. EUR 223 5,040,414
Citigroup, Inc. ( American Electric Power Co.,
Inc. ) , 14.01% , 04/15/26 ............... USD 7 902,949
Nomura Holdings, Inc. ( Evergy, Inc. ) ,
16.47% , 04/20/26 .................. 54 4,485,461
Royal Bank of Canada ( FirstEnergy Corp. ) ,
11.47% , 05/08/26 .................. 25 1,260,183
Societe Generale SA ( Duke Energy Corp. ) ,
8.74% , 04/29/26 ................... 76 9,980,023
Societe Generale SA ( FirstEnergy Corp. ) ,
14.63% , 05/15/26 .................. 25 1,242,779
39,827,573
Electrical Equipment — 0.3%
(b)(c)
Barclays Bank plc ( AMETEK, Inc. ) ,
16.31% , 05/05/26 .................. 17 3,573,803
Barclays Bank plc ( GE Vernova, Inc. ) ,
28.16% , 05/19/26 .................. 2 1,912,258
BNP Paribas SA ( ABB Ltd. ) , 27.67% , 04/17/26 . CHF 55 4,356,182
BNP Paribas SA ( Suncor Energy, Inc. ) ,
18.69% , 04/24/26 .................. EUR 19 5,087,512
Citigroup, Inc. ( ABB Ltd. ) , 23.63% , 05/06/26 ... CHF 53 4,243,884
Morgan Stanley & Co. LLC ( AMETEK, Inc. ) ,
19.30% , 04/21/26 .................. USD 17 3,643,975
Societe Generale SA ( GE Vernova, Inc. ) ,
30.24% , 05/27/26 .................. 2 1,994,789
UBS AG ( Suncor Energy, Inc. ) , 18.16% , 04/10/26 EUR 18 4,726,643
29,539,046
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Barclays Bank plc ( Corning, Inc. ) ,
20.90% , 04/22/26 .................. USD 7 936,486
BMO Capital Markets Corp. ( Corning, Inc. ) ,
20.74% , 04/29/26 .................. 6 852,509
Mizuho Markets Cayman LP ( Amphenol Corp. ) ,
33.11% , 05/13/26 .................. 10 1,320,074
Societe Generale SA ( Amphenol Corp. ) ,
27.05% , 05/27/26 .................. 11 1,336,995
Societe Generale SA ( CDW Corp. ) ,
36.28% , 04/13/26 .................. 39 4,730,552
9,176,616
Energy Equipment & Services — 0.2%
(b)(c)
Barclays Bank plc ( Baker Hughes Co. ) ,
22.88% , 05/08/26 .................. 97 5,813,663
Barclays Bank plc ( SLB Ltd. ) , 23.27% , 05/19/26 68 3,494,070
Royal Bank of Canada ( SLB Ltd. ) ,
24.46% , 05/27/26 .................. 69 3,614,663
Societe Generale SA ( Baker Hughes Co. ) ,
22.17% , 04/28/26 .................. 98 5,636,505
18,558,901

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Toronto-Dominion Bank (The) ( Walt Disney Co.
(The) ) , 21.29% , 05/07/26
(b) (c)
........... USD 52 $ 5,047,608
Financial Services — 0.3%
(b)(c)
Barclays Bank plc ( Mastercard, Inc. ) ,
19.66% , 05/12/26 .................. 6 3,152,589
Barclays Bank plc ( Visa, Inc. ) , 15.62% , 05/20/26 13 3,993,123
BMO Capital Markets Corp. ( Berkshire Hathaway,
Inc. ) , 12.20% , 04/28/26 ............... 8 3,832,801
BMO Capital Markets Corp. ( Mastercard, Inc. ) ,
17.49% , 05/19/26 .................. 6 3,163,455
BNP Paribas SA ( Visa, Inc. ) , 17.36% , 05/29/26 . 14 4,118,499
Morgan Stanley & Co. LLC ( Voya Financial, Inc. ) ,
16.92% , 04/27/26 .................. 20 1,331,521
Nomura Holdings, Inc. ( Fidelity National
Information Services, Inc. ) , 28.15% , 04/09/26 110 5,194,288
Royal Bank of Canada ( Berkshire Hathaway,
Inc. ) , 8.84% , 05/08/26 ............... 8 3,779,331
28,565,607
Food Products — 0.2%
(b)(c)
Morgan Stanley & Co. LLC ( Lamb Weston
Holdings, Inc. ) , 25.99% , 05/07/26 ........ 38 1,566,357
Nomura Holdings, Inc. ( Campbell's Co. (The) ) ,
37.88% , 04/13/26 .................. 75 1,672,237
Royal Bank of Canada ( Nestle SA ) ,
10.06% , 04/17/26 .................. CHF 86 8,487,836
UBS AG ( Nestle SA ) , 12.08% , 04/10/26 ...... 84 8,273,764
20,000,194
Ground Transportation — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Union Pacific
Corp. ) , 14.50% , 04/23/26 ............. USD 4 1,002,868
Morgan Stanley & Co. LLC ( Uber Technologies,
Inc. ) , 26.41% , 04/21/26 ............... 17 1,250,287
Royal Bank of Canada ( Uber Technologies, Inc. ) ,
20.86% , 04/29/26 .................. 16 1,189,452
Societe Generale SA ( CSX Corp. ) ,
21.84% , 04/13/26 .................. 25 1,048,965
4,491,572
Health Care Equipment & Supplies — 0.2%
(b)(c)
BMO Capital Markets Corp. (GE HealthCare
Technologies, Inc.)
23.43% , 05/15/26 .................. 18 1,298,046
23.11% , 05/27/26 .................. 19 1,365,644
BMO Capital Markets Corp. ( Medtronic plc ) ,
17.87% , 05/04/26 .................. 69 6,045,697
BNP Paribas SA ( Becton Dickinson & Co. ) ,
21.98% , 05/14/26 .................. 28 4,354,384
Morgan Stanley & Co. LLC ( Baxter International,
Inc. ) , 24.99% , 04/30/26 ............... 281 4,745,270
17,809,041
Health Care Providers & Services — 0.9%
(b)(c)
BMO Capital Markets Corp. (Cencora, Inc.)
17.15% , 04/28/26 .................. 27 8,500,570
16.26% , 05/13/26 .................. 27 8,516,947
BMO Capital Markets Corp. (HCA Healthcare,
Inc.)
20.53% , 05/13/26 .................. 16 7,736,380
19.77% , 05/20/26 .................. 16 7,572,275
BMO Capital Markets Corp. ( McKesson Corp. ) ,
16.80% , 05/19/26 .................. 8 7,386,793
BMO Capital Markets Corp. ( Universal Health
Services, Inc. ) , 22.86% , 05/15/26 ........ 22 4,011,440
BNP Paribas SA ( Cardinal Health, Inc. ) ,
17.03% , 04/21/26 .................. 16 3,347,325
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA ( Universal Health Services,
Inc. ) , 20.75% , 04/15/26 ............... USD 24 $ 4,281,868
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
22.89% , 04/09/26 .................. 26 5,485,691
Goldman Sachs International ( Cardinal Health,
Inc. ) , 22.18% , 05/15/26 ............... 16 3,321,397
Goldman Sachs International ( UnitedHealth
Group, Inc. ) , 25.72% , 05/20/26 ......... 23 6,290,805
JPMorgan Structured Products BV ( Elevance
Health, Inc. ) , 27.37% , 05/14/26 ......... 11 3,340,981
Morgan Stanley & Co. LLC ( CVS Health Corp. ) ,
23.41% , 04/30/26 .................. 106 7,679,188
Morgan Stanley & Co. LLC ( McKesson Corp. ) ,
15.55% , 05/12/26 .................. 8 7,305,866
Morgan Stanley & Co. LLC ( UnitedHealth Group,
Inc. ) , 35.13% , 04/24/26 ............... 23 6,247,209
91,024,735
Health Care REITs — 0.0%
BMO Capital Markets Corp. ( Healthcare Realty
Trust, Inc. ) , 17.75% , 04/23/26
(b) (c)
........ 113 1,929,751
Hotels, Restaurants & Leisure — 0.0%
Barclays Bank plc ( Domino's Pizza, Inc. ) ,
19.28% , 04/14/26
(b) (c)
................ 11 3,828,989
Household Products — 0.1%
(b)(c)
Citigroup, Inc. ( Energizer Holdings, Inc. ) ,
33.59% , 04/17/26 .................. EUR 26 4,370,659
UBS AG ( Energizer Holdings, Inc. ) ,
27.11% , 04/10/26 .................. 26 4,289,802
UBS AG ( Henkel AG & Co. KGaA ) ,
19.25% , 04/16/26 .................. 48 3,723,444
12,383,905
Industrial Conglomerates — 0.1%
(b)(c)
Citigroup, Inc. ( Siemens AG ) , 21.30% , 04/17/26 26 6,341,138
UBS AG ( Siemens AG ) , 17.44% , 04/10/26 .... 26 6,133,838
12,474,976
Industrial REITs — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Rexford Industrial
Realty, Inc. ) , 27.42% , 04/23/26 ......... USD 72 2,394,882
Royal Bank of Canada ( STAG Industrial, Inc. ) ,
16.22% , 05/11/26 .................. 50 1,819,459
4,214,341
Insurance — 0.2%
(b)(c)
Barclays Bank plc ( Arthur J Gallagher & Co. ) ,
25.60% , 04/06/26 .................. 13 2,894,806
BMO Capital Markets Corp. ( Fidelity National
Financial, Inc. ) , 28.65% , 04/23/26 ........ 13 605,494
BMO Capital Markets Corp. (Hartford Insurance
Group, Inc. (The))
13.88% , 04/28/26 .................. 60 8,197,635
13.71% , 05/13/26 .................. 59 7,945,787
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 25.85% , 04/27/26 ............... 45 2,087,759
21,731,481
Interactive Media & Services — 0.8%
(b)(c)
BMO Capital Markets Corp. ( Alphabet, Inc. ) ,
20.17% , 05/15/26 .................. 43 12,462,307
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 19.40% , 04/23/26 ............... 7 3,767,146
BNP Paribas SA ( Alphabet, Inc. ) ,
17.80% , 04/14/26 .................. 42 12,104,133
Goldman Sachs International ( Alphabet, Inc. ) ,
16.17% , 05/22/26 .................. 42 12,237,762

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
JPMorgan Structured Products BV ( Alphabet,
Inc. ) , 14.27% , 04/20/26 ............... USD 25 $ 7,254,939
Morgan Stanley & Co. LLC ( Alphabet, Inc. ) ,
18.08% , 05/08/26 .................. 42 12,179,969
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
22.54% , 05/15/26 .................. 17 9,601,280
Societe Generale SA ( Meta Platforms, Inc. ) ,
22.22% , 05/05/26 .................. 17 9,976,147
79,583,683
IT Services — 0.1%
(b)(c)
BMO Capital Markets Corp. (Accenture plc)
24.99% , 05/13/26 .................. 5 968,064
23.07% , 05/27/26 .................. 5 978,403
BMO Capital Markets Corp. ( International
Business Machines Corp. ) , 26.92% , 04/28/26 7 1,774,452
Societe Generale SA ( International Business
Machines Corp. ) , 21.20% , 05/08/26 ...... 7 1,725,949
5,446,868
Leisure Products — 0.0%
Citigroup, Inc. ( Hasbro, Inc. ) ,
24.13% , 04/09/26
(b) (c)
................ 29 2,730,628
Machinery — 0.3%
(b)(c)
BNP Paribas SA ( Fortive Corp. ) ,
21.75% , 04/30/26 .................. 40 2,194,264
JPMorgan Structured Products BV ( Middleby
Corp. (The) ) , 29.32% , 04/09/26 ......... 11 1,443,409
Morgan Stanley & Co. LLC ( CNH Industrial NV ) ,
14.29% , 05/07/26 .................. 109 1,180,372
Nomura Holdings, Inc. ( Nordson Corp. ) ,
12.30% , 05/27/26 .................. 21 5,717,529
Royal Bank of Canada (Nordson Corp.)
16.87% , 05/12/26 .................. 21 5,742,881
14.03% , 05/19/26 .................. 22 5,832,469
Societe Generale SA (Otis Worldwide Corp.)
12.80% , 05/08/26 .................. 72 5,629,445
12.28% , 05/15/26 .................. 70 5,459,169
33,199,538
Media — 0.1%
(b)(c)
Barclays Bank plc (Charter Communications,
Inc.)
27.09% , 04/14/26 .................. 15 3,315,053
33.23% , 04/21/26 .................. 14 2,954,576
Barclays Bank plc ( Omnicom Group, Inc. ) ,
17.79% , 05/12/26 .................. 51 3,871,383
Royal Bank of Canada ( Omnicom Group, Inc. ) ,
20.71% , 05/19/26 .................. 52 3,886,314
14,027,326
Metals & Mining — 0.2%
(b)(c)
BMO Capital Markets Corp. ( BHP Group Ltd. ) ,
38.02% , 04/01/26 .................. 81 5,613,577
BNP Paribas SA ( BHP Group Ltd. ) ,
42.37% , 04/08/26 .................. 80 5,846,274
Citigroup, Inc. ( Freeport-McMoRan, Inc. ) ,
36.66% , 04/23/26 .................. 27 1,573,810
Morgan Stanley & Co. LLC ( BHP Group Ltd. ) ,
24.67% , 05/22/26 .................. 94 6,519,905
Societe Generale SA ( Barrick Mining Corp. ) ,
38.88% , 04/13/26 .................. 46 1,910,271
21,463,837
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Dominion Energy,
Inc. ) , 12.52% , 04/23/26 ............... USD 79 $ 4,925,076
BNP Paribas SA ( DTE Energy Co. ) ,
46.83% , 04/17/26 .................. EUR 126 4,627,111
Nomura Holdings, Inc. ( DTE Energy Co. ) ,
15.56% , 04/20/26 .................. USD 29 4,234,628
UBS AG ( DTE Energy Co. ) , 34.20% , 05/06/26 . EUR 129 4,762,900
18,549,715
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
BNP Paribas SA ( EQT Corp. ) , 19.87% , 04/30/26 USD 56 3,513,894
BNP Paribas SA ( Exxon Mobil Corp. ) ,
14.64% , 05/12/26 .................. 42 6,826,790
Citigroup, Inc. ( TotalEnergies SE ) ,
20.89% , 04/17/26 .................. EUR 65 5,177,444
JPMorgan Structured Products BV ( Shell plc ) ,
22.15% , 04/01/26 .................. USD 93 7,648,668
Morgan Stanley & Co. LLC ( Shell plc ) ,
24.34% , 05/22/26 .................. 102 9,429,503
Nomura Holdings, Inc. ( Exxon Mobil Corp. ) ,
20.77% , 05/20/26 .................. 43 7,087,932
Royal Bank of Canada ( Chevron Corp. ) ,
19.61% , 05/07/26 .................. 22 4,397,754
Societe Generale SA ( Marathon Petroleum
Corp. ) , 20.68% , 04/13/26 ............. 7 1,519,572
Societe Generale SA ( Shell plc ) ,
17.52% , 04/08/26 .................. 95 7,933,284
UBS AG ( BP plc ) , 28.35% , 05/11/26 ........ GBP 908 7,193,123
UBS AG ( TotalEnergies SE ) , 18.30% , 04/10/26 . EUR 65 5,015,890
65,743,854
Personal Care Products — 0.1%
(b)(c)
Barclays Bank plc ( Unilever plc ) ,
15.99% , 04/14/26 .................. USD 72 4,130,301
BMO Capital Markets Corp. ( Unilever plc ) ,
18.00% , 04/01/26 .................. 70 4,186,176
Royal Bank of Canada ( Unilever plc ) ,
23.46% , 05/22/26 .................. 77 4,620,559
12,937,036
Pharmaceuticals — 0.8%
(b)(c)
Barclays Bank plc ( Novo Nordisk A/S ) ,
48.98% , 04/14/26 .................. 108 4,033,322
BNP Paribas SA ( AstraZeneca plc ) ,
18.28% , 05/20/26 .................. 53 10,202,082
Citigroup, Inc. ( Roper Technologies, Inc. ) ,
27.78% , 04/17/26 .................. CHF 23 9,369,287
Morgan Stanley & Co. LLC ( Novartis AG ) ,
31.37% , 04/08/26 .................. USD 63 9,715,147
Morgan Stanley & Co. LLC ( Novo Nordisk A/S ) ,
42.10% , 04/01/26 .................. 107 3,772,179
Nomura Bank International PLC ( Novartis AG ) ,
17.00% , 05/22/26 .................. 67 10,075,927
Nomura Holdings, Inc. ( Artistmss International
Group, Inc. ) , 26.47% , 04/07/26 ......... 19 1,458,665
Royal Bank of Canada ( AstraZeneca plc ) ,
20.43% , 04/08/26 .................. 50 9,984,018
Societe Generale SA (Merck & Co., Inc.)
19.42% , 04/02/26 .................. 56 6,678,241
16.10% , 05/21/26 .................. 63 7,530,154
UBS AG ( Bayer AG ) , 25.79% , 04/16/26 ...... EUR 42 1,942,992
UBS AG ( Roper Technologies, Inc. ) ,
29.20% , 04/10/26 .................. CHF 23 9,181,688
83,943,702

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
BMO Capital Markets Corp. (SS&C Technologies
Holdings, Inc.)
(b)(c)
24.24% , 04/13/26 .................. USD 24 $ 1,606,781
17.75% , 05/07/26 .................. 69 4,738,956
6,345,737
Residential REITs — 0.1%
(b)(c)
Barclays Bank plc ( Essex Property Trust, Inc. ) ,
22.32% , 04/22/26 .................. 12 3,008,136
BMO Capital Markets Corp. ( UDR, Inc. ) ,
23.27% , 05/05/26 .................. 67 2,292,551
Morgan Stanley & Co. LLC ( UDR, Inc. ) ,
22.56% , 04/24/26 .................. 66 2,221,971
Nomura Holdings, Inc. ( AvalonBay Communities,
Inc. ) , 21.21% , 04/13/26 ............... 13 2,122,509
Royal Bank of Canada ( Essex Property Trust,
Inc. ) , 26.16% , 05/15/26 ............... 12 3,017,936
12,663,103
Retail REITs — 0.1%
(b)(c)
Royal Bank of Canada ( Simon Property Group,
Inc. ) , 19.67% , 04/24/26 ............... 14 2,690,484
Societe Generale SA ( Simon Property Group,
Inc. ) , 19.92% , 05/05/26 ............... 15 2,747,255
5,437,739
Semiconductors & Semiconductor Equipment — 1.5%
(b)(c)
Barclays Bank plc ( KLA Corp. ) , 32.96% , 04/14/26 1 1,417,373
Barclays Bank plc ( Micron Technology, Inc. ) ,
30.72% , 05/19/26 .................. 9 3,263,562
Barclays Bank plc (NVIDIA Corp.)
25.11% , 04/22/26 .................. 93 16,383,514
22.04% , 05/13/26 .................. 95 16,532,165
Barclays Bank plc ( QUALCOMM, Inc. ) ,
15.56% , 04/29/26 .................. 9 1,111,875
BMO Capital Markets Corp. ( Analog Devices,
Inc. ) , 19.31% , 04/28/26 ............... 4 1,303,738
BMO Capital Markets Corp. (Applied Materials,
Inc.)
31.76% , 05/13/26 .................. 6 2,243,970
30.16% , 05/27/26 .................. 7 2,255,090
BMO Capital Markets Corp. ( Broadcom, Inc. ) ,
26.74% , 05/13/26 .................. 37 11,491,366
BMO Capital Markets Corp. ( Lam Research
Corp. ) , 33.39% , 05/27/26 ............. 10 2,235,085
BMO Capital Markets Corp. ( Texas Instruments,
Inc. ) , 27.00% , 05/07/26 ............... 31 6,007,981
BNP Paribas SA (NVIDIA Corp.)
15.12% , 04/27/26 .................. 7 1,232,839
25.81% , 05/29/26 .................. 95 15,647,380
Canadian Imperial Bank of Commerce ( ASML
Holding NV ) , 23.80% , 04/15/26
(a)
........ 6 8,480,887
Citigroup, Inc. ( Intel Corp. ) , 34.75% , 05/15/26 .. 35 1,557,219
Citigroup, Inc. ( KLA Corp. ) , 29.54% , 04/21/26 .. 1 1,478,950
Citigroup, Inc. ( QUALCOMM, Inc. ) ,
26.06% , 04/21/26 .................. 9 1,174,850
Citigroup, Inc. ( Texas Instruments, Inc. ) ,
21.60% , 04/21/26 .................. 7 1,324,760
Mizuho Markets Cayman LP ( Advanced Micro
Devices, Inc. ) , 27.65% , 04/03/26 ........ 16 3,352,453
Mizuho Markets Cayman LP ( Applied Materials,
Inc. ) , 27.08% , 04/09/26 ............... 6 2,201,206
Morgan Stanley & Co. LLC ( ASML Holding NV ) ,
34.06% , 05/20/26 .................. 7 8,976,744
Morgan Stanley & Co. LLC ( Lam Research
Corp. ) , 38.14% , 05/19/26 ............. 10 2,308,782
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Morgan Stanley & Co. LLC ( Micron Technology,
Inc. ) , 36.33% , 05/27/26 ............... USD 9 $ 3,109,462
Morgan Stanley & Co. LLC ( NVIDIA Corp. ) ,
23.38% , 05/20/26 .................. 95 16,364,269
Societe Generale SA ( Analog Devices, Inc. ) ,
19.50% , 05/05/26 .................. 4 1,298,883
Societe Generale SA ( ASML Holding NV ) ,
26.72% , 04/08/26 .................. 8 11,077,669
Societe Generale SA ( Broadcom, Inc. ) ,
30.49% , 05/05/26 .................. 24 7,706,146
Societe Generale SA ( Intel Corp. ) ,
33.46% , 05/08/26 .................. 34 1,537,745
Societe Generale SA ( Texas Instruments, Inc. ) ,
26.01% , 04/29/26 .................. 8 1,456,994
154,532,957
Software — 0.8%
(b)(c)
Barclays Bank plc (Microsoft Corp.)
24.03% , 04/06/26 .................. 14 5,088,703
16.95% , 05/13/26 .................. 29 10,771,182
Barclays Bank plc ( Palantir Technologies, Inc. ) ,
29.93% , 05/19/26 .................. 16 2,389,932
Barclays Bank plc ( SAP SE ) , 23.16% , 04/14/26 34 5,851,281
BMO Capital Markets Corp. ( AppLovin Corp. ) ,
19.07% , 04/28/26 .................. 2 767,045
BMO Capital Markets Corp. ( Crowdstrike
Holdings, Inc. ) , 22.93% , 04/06/26 ........ 2 777,499
BMO Capital Markets Corp. (Intuit, Inc.)
18.75% , 04/28/26 .................. 2 912,408
23.74% , 05/05/26 .................. 2 887,341
BMO Capital Markets Corp. (Microsoft Corp.)
18.52% , 04/28/26 .................. 29 10,726,707
16.99% , 05/20/26 .................. 29 10,665,551
BMO Capital Markets Corp. ( Oracle Corp. ) ,
44.28% , 05/12/26 .................. 13 1,967,090
BMO Capital Markets Corp. ( ServiceNow, Inc. ) ,
21.46% , 04/28/26 .................. 8 836,251
BNP Paribas SA ( Adobe, Inc. ) , 21.73% , 05/22/26 3 754,014
BNP Paribas SA ( Palantir Technologies, Inc. ) ,
31.21% , 05/24/26 .................. 17 2,446,211
Citigroup, Inc. ( Adobe, Inc. ) , 22.02% , 04/15/26 . 4 861,652
Citigroup, Inc. ( Salesforce, Inc. ) ,
37.31% , 04/15/26 .................. 8 1,487,719
Citigroup, Inc. ( ServiceNow, Inc. ) ,
23.00% , 04/21/26 .................. 8 892,745
JPMorgan Structured Products BV ( Workday,
Inc. ) , 33.85% , 05/14/26 ............... 15 1,924,782
Mizuho Markets Cayman LP ( AppLovin Corp. ) ,
20.27% , 04/15/26 .................. 2 818,361
Mizuho Markets Cayman LP ( Crowdstrike
Holdings, Inc. ) , 20.37% , 04/15/26 ........ 2 768,950
Morgan Stanley & Co. LLC ( SAP SE ) ,
39.72% , 05/22/26 .................. 37 6,289,462
Nomura Holdings, Inc. ( Salesforce, Inc. ) ,
22.62% , 05/05/26 .................. 8 1,424,469
Royal Bank of Canada ( Microsoft Corp. ) ,
17.12% , 04/14/26 .................. 30 11,051,681
Royal Bank of Canada (Palo Alto Networks, Inc.)
21.42% , 04/29/26 .................. 6 946,334
20.07% , 05/08/26 .................. 6 946,224
Societe Generale SA ( Oracle Corp. ) ,
43.42% , 05/05/26 .................. 12 1,854,908
84,108,502

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs — 0.0%
Royal Bank of Canada ( Crown Castle, Inc. ) ,
22.42% , 05/07/26
(b) (c)
................ USD 16 $ 1,293,805
Specialty Retail — 0.5%
(b)(c)
BNP Paribas SA (Home Depot, Inc. (The))
27.04% , 04/02/26 .................. 5 1,612,643
15.60% , 05/12/26 .................. 33 10,844,912
Societe Generale SA (AutoZone, Inc.)
21.75% , 04/28/26 .................. 1 3,152,819
17.90% , 05/08/26 .................. 1 3,133,132
Societe Generale SA (Home Depot, Inc. (The))
17.59% , 05/05/26 .................. 33 11,099,746
14.84% , 05/18/26 .................. 13 4,209,792
Societe Generale SA (O'Reilly Automotive, Inc.)
19.51% , 05/05/26 .................. 95 8,865,999
14.97% , 05/12/26 .................. 98 9,011,002
51,930,045
Technology Hardware, Storage & Peripherals — 0.8%
(b)(c)
Barclays Bank plc (Apple, Inc.)
15.57% , 04/28/26 .................. 59 14,948,610
14.25% , 05/12/26 .................. 59 14,821,827
BMO Capital Markets Corp. ( Apple, Inc. ) ,
16.66% , 05/19/26 .................. 58 14,772,843
BMO Capital Markets Corp. ( Hewlett Packard
Enterprise Co. ) , 27.48% , 04/23/26 ....... 164 3,836,642
BMO Capital Markets Corp. (Western Digital
Corp.)
21.14% , 04/29/26 .................. 3 741,715
22.95% , 04/29/26 .................. 3 771,412
Mizuho Markets Cayman LP ( Western Digital
Corp. ) , 45.83% , 04/02/26 ............. 25 6,742,166
Morgan Stanley & Co. LLC (Seagate Technology
Holdings plc)
38.96% , 04/01/26 .................. 2 887,500
23.05% , 05/22/26 .................. 2 740,444
Royal Bank of Canada ( Apple, Inc. ) ,
18.18% , 05/05/26 .................. 59 14,956,388
Toronto-Dominion Bank (The) ( Western Digital
Corp. ) , 32.14% , 05/26/26 ............. 25 6,735,201
79,954,748
Textiles, Apparel & Luxury Goods — 0.0%
Royal Bank of Canada ( Swatch Group AG (The) ) ,
26.18% , 04/16/26
(b) (c)
................ CHF 14 3,076,259
Tobacco — 0.0%
Barclays Bank plc ( British American Tobacco plc ) ,
24.01% , 04/16/26
(b) (c)
................ GBP 61 3,558,270
Trading Companies & Distributors — 0.2%
(b)(c)
BMO Capital Markets Corp. ( WW Grainger, Inc. ) ,
17.86% , 04/29/26 .................. USD 1 985,782
Morgan Stanley & Co. LLC ( WESCO
International, Inc. ) , 21.08% , 04/27/26 ..... 25 6,688,849
Royal Bank of Canada ( WW Grainger, Inc. ) ,
13.01% , 04/22/26 .................. 1 963,803
Societe Generale SA (Fastenal Co.)
20.44% , 05/08/26 .................. 174 8,069,510
20.73% , 05/15/26 .................. 173 7,988,675
24,696,619
Transportation Infrastructure — 0.0%
Mizuho Markets Cayman LP ( Automatic Data
Processing, Inc. ) , 23.27% , 04/15/26
(b) (c)
.... 3 683,469
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
Royal Bank of Canada ( Rogers Communications,
Inc. ) , 16.59% , 05/14/26
(b) (c)
............ USD 38 $ 1,476,636
Total Equity-Linked Notes — 14 .6%
(Cost: $ 1,556,538,754 ) ............................ 1,498,465,772
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
AS HC LP - Note A - Assignment, Delayed Draw
1st Lien Term Loan , 5.75%
,
05/09/30 ..... 17,889 16,877,662
Aspen Owner LLC, 1st Lien Term Loan ,
7.27%
,
02/09/27 ................... 13,200 13,279,918
Houston Center, 1st Lien Term Loan ,
0.00%
,
09/13/32
(p)
.................. 25,237 2
30,157,582
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 1,082 1,006,140
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 2,071 1,949,156
Total Fixed Rate Loan Interests — 0 .3%
(Cost: $ 33,045,934 ) ............................... 33,112,878
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 6.45%
,
06/24/30 ............. 1,582 1,581,954
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.50%), 8.43%
,
05/25/29 ............. 4,643 922,156
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
1.00%), 4.93%
,
05/25/29 ............. 632 121,789
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
10/31/30 ................... 1,051 1,051,966
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 7.79%
,
08/03/29 ... 1,497 1,499,327
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 1,905 1,904,399
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/31/31 ............. 725 724,245
Kaman Corp., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
02/26/32 ................... 1,043 1,042,967
Peraton Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.52%
,
02/01/28 ................... 1,844 1,570,630
Propulsion BC Finco SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.20%
,
12/01/32 ............. 1,021 1,020,911
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.45%
,
11/06/28 ........ 417 417,866
TransDigm, Inc., 1st Lien Term Loan J , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/28/31 ................... 3,912 3,911,891

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., 1st Lien Term Loan L , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/19/32 ................... USD 1,195 $ 1,194,423
TransDigm, Inc., 1st Lien Term Loan N , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.16%
,
02/14/33 ................... 932 932,177
17,896,701
Automobile Components — 0.1%
(a)
Allison Transmission, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/03/33 ............. 1,489 1,492,723
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17% , 05/06/30 ........... 2,918 2,906,419
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42% , 01/28/32 ........... 2,990 2,979,510
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/30/32 ............ 928 926,266
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
06/04/31 ................... 1,295 1,292,214
Gates Global LLC, 1st Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
11/16/29 ................... 517 515,830
RealTruck Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 7.68% , 01/31/28 ........... 316 211,881
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 8.93% , 01/31/28 ........... 715 488,092
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 8.76% -
8.80%
,
11/17/28 ................... 1,652 1,607,776
12,420,711
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.92%
,
01/22/31 ........ 890 889,387
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 1,785 1,776,020
2,665,407
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.05% , 01/24/29 ........... 694 365,886
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.20% , 01/24/29 ........... 1,279 1,269,027
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 4.80% , 01/24/30 ........... 976 201,650
Sazerac Co., Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
07/09/32 ................... 748 746,556
2,583,119
Biotechnology — 0.0%
(a)
Biomarin Pharmaceutical, 1st Lien Term Loan B ,
01/28/33
(q)
....................... 1,301 1,296,941
PAREXEL International Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 6.42%
,
12/12/31 ............ 1,949 1,940,422
3,237,363
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(a)
Boots Group Finco LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/30/32 ............. USD 2,274 $ 2,279,986
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.42%
,
03/15/30 ............. 1,635 1,605,064
3,885,050
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
05/14/29 ................... 202 202,460
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
09/08/32 ................... 2,600 2,572,648
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
07/08/30 ............. 1,094 1,002,904
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
10/27/32 ................... 1,545 1,530,050
Gibraltar Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92% - 5.93%
,
02/02/33
(f)
....... 375 372,274
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.95%
,
08/05/31 ................... 2,666 2,312,746
7,993,082
Capital Markets — 0.3%
(a)
Allspring Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.69%
,
11/01/30 ................... 938 937,895
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%; 6-mo. CME Term SOFR
at 0.00% Floor + 2.75% at 0.00% Floor +
0.00%), 6.37% - 6.45%
,
02/18/31 ........ 1,598 1,558,797
Aretec Group, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/09/30 ............. 702 692,702
Ascensus Group Holdings, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
11/25/32 ........ 2,100 2,063,901
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.45%
,
12/20/29 ................... 1,908 1,908,628
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/25/31 .............. 1,336 1,294,129
Chicago US MidCo III LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/29/32 ............. 1,618 1,598,886
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 5.70%
,
10/31/31 .. 2,905 2,906,577
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.67%
,
04/07/28 .. 1,817 1,814,205
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
09/15/31 ........ 2,698 2,607,048

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan , (1-mo. EURIBOR at 0.00%
Floor + 5.50%), 7.42%
,
11/19/30
(f)
....... EUR 4,260 $ 4,921,655
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.20%
,
09/05/31 ............ USD 755 749,290
Hudson River Trading LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
03/18/30 ............. 3,187 3,170,787
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
12/15/31 ............. 3,777 3,703,161
Jupiter Borrower, Inc., 1st Lien Term Loan B ,
03/25/33
(f) (q)
....................... 510 508,725
Osaic Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.20%
,
07/30/32 ............. 1,996 1,956,838
32,393,224
Chemicals — 0.2%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 7.77%
,
11/24/27 ............ 553 527,484
Chemours Co. LLC, 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/15/32 ............. 1,628 1,613,946
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.68%
,
11/01/30 ................... 1,059 1,056,215
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
10/04/29 ............. 1,918 1,884,048
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
06/12/31 ........ 1,024 1,023,209
Element Solutions, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor and
0.75% Cap + 1.75%), 5.42%
,
12/18/30 .... 1,055 1,055,486
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.17%
,
03/29/32 ................... 1,342 1,300,929
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.53%
,
02/15/30 ................... 1,779 1,782,435
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 7.72%
,
07/03/28 ............. 2,017 1,756,169
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
11/26/31
(f)
............. 1,257 1,258,148
Olympus Water US Holding Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 6.95%
,
11/03/32 ............ 2,450 2,355,320
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.00%
,
04/08/31 .. 1,581 1,083,228
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
10/09/31 ............. 679 675,323
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
10/29/32 ........ 2,072 2,080,640
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 6.67%
,
08/02/30 ............. USD 975 $ 973,500
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
08/19/32 ............. 1,964 1,954,841
22,380,921
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 6.67%
,
10/24/30 ........ 1,036 1,030,433
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
08/20/32 ............. 3,947 3,944,644
Anticimex Global AB, Facility 1st Lien Term Loan
B8 , (1-day SOFR at 0.00% Floor + 2.90%),
6.56%
,
11/17/31 ................... 767 767,327
Aramark Services, Inc., 1st Lien Term Loan B10 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
06/24/30 ............. 1,551 1,551,348
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.70%
,
04/01/32 ............ 1,204 1,154,616
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.50%),
5.17%
,
10/11/32 ................... 1,144 1,150,997
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
06/02/31 ............ 1,667 1,549,587
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.46%
,
10/17/30
(f)
........... 736 735,058
LABL, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 6.75%),
10.41%
,
11/03/26 .................. 234 232,966
LABL, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
8.77%
,
10/30/28
(e) (f) (l)
................ 2,743 1,371,676
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
03/11/32 ................... 2,108 2,107,460
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.66%
,
10/15/30 ... 741 737,135
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.41%
,
03/08/32 ... 2,067 2,035,391
Reworld Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
01/15/31 ............. 613 611,549
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.93%
,
11/30/28 .............. 1,746 1,742,599
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 8.96%
,
02/15/29 ... 432 366,434
21,089,220
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
10/24/30
(a)
.................. 2,093 2,092,431

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
(a)
Azuria Water Solutions, Inc., 1st Lien Term Loan
B , 01/27/33
(q)
..................... USD 1,848 $ 1,826,927
Azuria Water Solutions, Inc., Delayed Draw 1st
Lien Term Loan , 01/27/33
(q)
............ 246 243,590
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.16%
,
08/01/30 ........ 1,853 1,586,183
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
11/03/31 .............. 848 846,248
Dycom Industries, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
01/27/33 ............. 1,156 1,159,375
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
12/16/31 ............. 2,103 2,105,371
7,767,694
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
01/31/31 ................... 1,561 1,559,205
MSOF Beacon LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
12/23/32 ................... 1,165 1,163,054
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
9.67%
,
03/08/29 ................... 563 461,937
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
03/19/29 ............. 2,026 2,022,960
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
02/10/32 ............. 1,985 1,979,988
Standard Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.43%
,
09/22/28 ............. 558 556,188
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.92%
,
10/19/29 ... 2,972 2,851,598
10,594,930
Consumer Staples Distribution & Retail — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 0.00%
,
12/29/32 ............. 1,599 1,572,025
EG America LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
02/10/31 ................... 2,266 2,264,301
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
10/03/31 ................... 784 789,737
4,626,063
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.50%), 6.17%
,
11/29/30 ............ 2,365 2,348,086
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 6.84% , 04/13/29 ........... 310 295,027
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92% , 04/01/32 ........... 1,476 1,375,155
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Colossus Acquireco LLC, 1st Lien Term Loan ,
(1-day SOFR at 0.00% Floor + 1.75%),
5.38%
,
07/30/32 ................... USD 3,250 $ 3,236,167
Graham Packaging Co., Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
01/26/33 ............. 1,590 1,571,890
Mauser Packaging Solutions Holding Co., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.16%
,
04/15/30 ... 1,620 1,562,717
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
02/01/29 ................... 1,212 1,209,572
ProAmpac PG Borrower LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 7.67%
,
02/18/33 ............ 1,547 1,490,621
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
03/04/32 ............ 402 402,808
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.50%), 6.17%
,
09/15/32 ... 1,053 1,041,285
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.45%
,
09/15/28 ............. 1,010 954,701
15,488,029
Diversified Consumer Services — 0.0%
(a)
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
03/26/31 ............. 1,088 1,087,062
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
01/30/31 ................... 3,090 3,061,523
4,148,585
Diversified Telecommunication Services — 0.1%
(a)
Cogeco Financing 2 LP, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
09/01/28 ............. 329 313,090
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/29/32 ............. 3,249 3,245,621
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%;
3-mo. CME Term SOFR at 0.75% Floor +
4.25% at 0.75% Floor + 0.04%), 8.03% -
8.18%
,
09/01/28 ................... 893 821,561
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.28%
,
09/25/29 ................... 2,628 2,324,977
Sunrise Financing Partnership, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.00% Floor + 2.47%), 6.10%
,
02/16/32 ... 731 725,291
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.04%
,
01/31/29 ........ 795 764,440
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.79% 03/11/30 .............. 2,461 2,412,869
10,607,849

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.52%
,
04/16/31 ................... USD 2,620 $ 2,622,582
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
12/20/30
(e)
............ 2,594 2,596,276
5,218,858
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 9.67%
,
12/21/29
(a)
........... 197 186,100
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
06/20/31
(f)
.................. 1,583 1,580,799
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
07/02/29 ................... 1,456 1,455,760
CoorsTek, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.67%
,
10/28/32 ................... 844 847,049
Sanmina Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
10/27/32
(f)
.................. 1,569 1,567,039
5,450,647
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.40%
,
02/26/32 ................... 1,430 1,424,780
Deep Blue Operating I LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
10/01/32 ............. 478 479,195
1,903,975
Entertainment — 0.2%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.28%
,
07/22/30 ............. 2,036 2,028,083
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
10/01/31 ............. 1,953 1,949,320
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45%
,
09/30/31 ............. 2,627 2,618,626
EOC Borrower LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
03/24/32 ............. 2,640 2,627,480
Live Nation Entertainment, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.68%
,
10/21/32 ........ 1,584 1,582,404
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.20%
,
11/13/29 .............. 1,926 1,675,614
OAK-Eagle Acquireco, Inc., 1st Lien Term Loan
B1 , 03/23/33
(q)
..................... 3,240 3,219,750
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.66%
,
11/21/31 ........ 3,163 3,159,156
18,860,433
Security
Par (000)
Par (000) Value
Financial Services — 0.3%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
07/30/31 ............ USD 619 $ 617,940
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.66%
,
05/21/31 ............. 1,844 1,840,714
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/27/32 ............. 1,819 1,651,984
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
01/03/29 ................... 2,112 2,108,459
CML Project Crabtree, Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR +
2.50%), 6.51%
,
08/06/29
(f)
............. 4,161 4,135,580
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
05/19/31 ................... 2,655 2,634,496
CTP-02 Propco LLC , (1-mo. CME Term SOFR at
0.00% Floor + 0.00%), 6.87%
,
12/06/29
(f)
... 5,826 5,823,848
Gryphon Acquire NewCo LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
09/13/32 ............ 1,589 1,589,397
Hilton Garden Inn, 1st Lien Term Loan ,
6.96%
,
05/31/29
(f)
.................. 7,581 7,563,484
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/17/31 ............. 1,361 1,315,888
LBM Acquisition LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.53%
,
06/06/31 ................... 997 795,356
Orion US Finco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.15%
,
10/08/32 ................... 1,072 1,060,165
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/30/31 ............. 2,227 2,227,210
Summit Acquisition, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
10/16/31
(f)
............. 235 234,233
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
04/03/28 ................... 430 427,135
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/05/32 ................... 896 886,991
34,912,880
Food Products — 0.1%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
10/28/32 ................... 2,632 2,631,297
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.88%
,
09/30/31 ........ 2,154 2,108,417
Froneri US, Inc., Facility 1st Lien Term Loan B6 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.88%
,
09/30/32 ............. 1,510 1,479,377
MP Midco Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.17%
,
03/29/30 ............. 182 181,892
Treehouse Foods, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
02/11/33 .............. 1,070 1,063,762

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
7.71%
,
12/31/29 ................... USD 182 $ 24,389
7,489,134
Gas Utilities — 0.0%
(a)
Bip Pipeco Holding LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.65%
,
12/05/30 ............. 717 717,212
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
04/01/32 ............ 866 868,133
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.18%
,
03/11/33 .............. 549 549,000
2,134,345
Ground Transportation — 0.1%
(a)
CML Project Cold, 1st Lien Term Loan , (3-mo.
CME Term SOFR + 3.15%), 7.13%
,
09/01/31
(f)
GBP 2,003 2,648,601
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.45%
,
04/10/31 ............. USD 3,166 3,148,401
Hertz Corp. (The), 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 898 662,220
Hertz Corp. (The), 1st Lien Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/30/28 ................... 178 131,336
One Frio HoldCo BV, Term Loan , (3-mo.
EURIBOR + 2.00%), 5.15%
,
09/01/31
(f)
.... EUR 6,594 7,615,075
14,205,633
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
01/15/31 ............. USD 2,597 2,599,833
Hologic, Inc., 1st Lien Term Loan B , (12-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.75%
,
01/14/33 ................... 4,438 4,382,525
QuidelOrtho Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
08/20/32 ................... 1,581 1,577,593
8,559,951
Health Care Providers & Services — 0.1%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.97%
,
12/15/32 ............. 410 411,365
AHP Health Partners, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
09/20/32 ............. 291 290,636
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.17%
,
11/08/32 ................... 1,298 1,296,917
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
07/28/31 ........ 998 1,000,194
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
02/07/33 ............. 1,069 1,066,586
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.48%
,
11/30/28
(e) (f) (l)
.......... 56 9,375
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.42%
,
05/19/31 ............. USD 1,323 $ 1,322,969
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.27%
,
11/01/28 ............ 976 193,627
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 10.77%
,
11/01/29 ........... 404 32,320
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
10/23/30 ................... 4,026 4,030,689
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42%
,
09/22/32 ............. 1,579 1,584,037
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.67%
,
11/19/31 ............ 998 978,051
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
12/19/30 ............ 1,187 1,186,341
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.66%
,
06/30/28 ............. 723 718,936
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
08/01/31 ................... 528 527,238
14,649,281
Health Care Technology — 0.1%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
02/15/29 ............. 2,514 2,464,206
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
05/01/31 ................... 1,792 1,647,919
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 7.80%
,
10/01/27 ............. 948 918,635
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.42%
,
11/03/31 ............ 651 646,902
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
7.93%
,
06/02/28 ................... 1,427 1,252,151
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/22/29
(f)
............. 1,023 1,019,238
7,949,051
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.29% , 03/11/30 ............ 291 285,184
(1-mo. CME Term SOFR at 1.00% Floor +
7.61%), 11.29% , 03/11/30 ........... 275 268,079
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.17%
,
05/31/30
(f)
............. 1,566 1,564,162
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/30 ............. 110 106,372

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
02/06/31 ............. USD 2,121 $ 2,054,515
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/02/31 ............. 1,357 1,341,209
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
03/04/32 ............. 1,453 1,450,056
Entain Holdings (Gibraltar) Ltd., 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 5.95%
,
07/30/32 ........ 546 545,210
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 6.92%
,
01/29/29 ............. 2,681 2,625,089
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.45% , 12/02/30 ........... 2,133 2,105,931
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70% , 06/04/32 ........... 990 978,067
Fortrex LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
4.77%
,
03/10/31 ................... 187 179,039
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.44%
,
11/01/29 ........ 1,308 1,285,105
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
05/27/32 ............ 1,564 1,564,234
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.18%
,
12/16/30 ................... 1,323 1,319,212
Light & Wonder International, Inc., 1st Lien Term
Loan B3 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 5.68%
,
04/16/29 ........ 1,629 1,627,521
Long Point Development LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 0.00%), 8.02%
,
01/01/28
(f)
........... 5,600 5,600,000
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 7.95%
,
08/01/30 ............. 748 699,834
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
05/03/29 ............. 525 526,067
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.65%
,
04/04/29 ............ 1,145 1,127,150
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 5.67%
,
12/04/31 ... 788 775,960
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 5.67%
,
05/01/31 ........ 622 612,201
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan ,
6.68%
,
10/25/26
(f)
.................. 6,402 6,321,301
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
03/14/31 ............. 1,055 1,053,909
TRQ Sales LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.94%
,
12/30/32 ................... 1,222 1,181,527
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.95%
,
07/01/32 ............. 793 786,374
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.17%
,
08/03/28 ................... USD 1,244 $ 1,240,722
39,224,030
Household Durables — 0.1%
(a)
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.18%
,
09/26/31 ............. 774 773,115
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 5.96%
,
10/24/31 ............. 718 719,230
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.17%
,
12/19/29 ............. 311 308,325
SWF Holdings I Corp., Delayed Draw 1st Lien
Term Loan , (1-mo. CME Term SOFR at 1.00%
Floor + 4.50%), 8.17%
,
12/19/29 ........ 208 205,550
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.41%
,
10/01/32 ........ 2,479 2,418,264
4,424,484
Household Products — 0.0%
Lavender Dutch Borrower Co. BV, Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 3.25%), 6.93%
,
12/30/32
(a)
.. 1,380 1,357,125
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 5.67%
,
12/15/27 ............ 1,568 1,567,344
Talen Energy Supply LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
11/25/32 .............. 2,323 2,322,759
3,890,103
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.95%
,
09/13/32 ............. 1,040 1,041,693
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
05/31/30 ............. 3,171 3,165,145
FCG Acquisitions, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
03/04/33 ............. 314 313,608
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 6.67%
,
12/02/31 ... 1,113 1,113,493
Pinnacle Buyer LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.16%
,
10/01/32 ............. 1,410 1,409,981
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
08/13/32 ............. 1,634 1,627,663
Resilience Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.13%
,
02/28/33 ............. 1,853 1,841,993
10,513,576

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
09/19/31 ............ USD 3,628 $ 3,596,374
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.00%),
5.67%
,
01/30/32 ................... 2,932 2,909,341
Amynta Agency Borrower, Inc., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
12/29/31 ........ 1,085 1,067,479
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B2 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.18%
,
05/26/31 ................... 1,497 1,469,919
CRC Insurance Group LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.45%
,
05/06/31 ............. 2,681 2,640,089
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 5.92%
,
06/20/30 ............. 3,449 3,439,241
Jones DesLauriers Insurance Management, Inc.,
1st Lien Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 6.66%
,
02/02/33 .. 1,633 1,584,372
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.67%
,
07/02/31 ............. 384 370,507
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
09/15/31 ............. 1,494 1,490,585
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
09/27/30 ................... 1,629 1,622,681
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
5.95%
,
11/21/29 ................... 1,323 1,319,062
21,509,650
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.02%
,
08/21/28 ................... 189 188,374
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 1,591 1,572,358
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
09/19/30 ................... 1,950 1,925,067
Asurion LLC, 1st Lien Term Loan B14 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
7.42%
,
02/23/33 ................... 270 260,720
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.03%
,
01/19/29 ................... 243 240,760
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
07/06/29 ................... 1,815 1,288,529
Clearwater Analytics LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
04/21/32 ............. 1,514 1,512,497
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.17%
,
05/30/31 ............. 2,980 2,920,109
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.42%
,
11/09/29 ........ 1,340 1,318,782
Security
Par (000)
Par (000) Value
IT Services (continued)
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.75%), 7.42%
,
09/30/32 ............ USD 2,585 $ 2,066,557
Iron Mountain, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.67%
,
01/31/31 ................... 1,066 1,057,956
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 8.92%
,
06/07/32 ............. 479 428,139
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
7.92%
,
07/01/31 ................... 844 754,923
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.45%
,
07/16/31 ............ 2,580 2,483,184
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.17%
,
07/31/31 ... 2,408 2,360,904
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.65%
,
07/06/32 ................... 934 930,747
21,309,606
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.28%
,
05/30/28
(a)
............ 399 399,039
Life Sciences Tools & Services — 0.0%
(a)
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 566 566,685
PRA Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.70%
,
07/03/28 ............. 141 141,190
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.70%
,
09/27/30 ................... 1,351 1,334,720
2,042,595
Machinery — 0.3%
(a)
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.16%
,
03/15/30 ................... 590 588,723
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.20%
,
02/03/33 ............. 1,586 1,577,968
CompoSecure Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 5.93%
,
01/14/33 ............ 2,291 2,280,988
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.42%
,
10/23/28 ............. 2,866 2,864,639
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.42%
,
06/12/31 ............ 803 806,789
GrafTech Global Enterprises, Inc., Delayed Draw
1st Lien Term Loan , 12/21/29
(q)
......... 113 106,343
Indicor LLC, 1st Lien Term Loan E , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.20%
,
11/22/29 ................... 1,216 1,214,420
LSF12 Helix Parent LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.17%
,
02/10/33 ............. 2,188 2,156,315

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Madison IAQ LLC, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.13%
,
06/21/28 ................... USD 3,421 $ 3,417,091
Osmosis Buyer Ltd., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.5% Floor +
2.75%; 3-mo. CME Term SOFR at 0.5%
Floor + 2.75% at 0.50% Floor + 0.00%),
6.41%
,
07/31/28 ................... 2,284 2,276,809
PECF USS Intermediate Holding III Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
2.00% Floor + 7.50%), 11.17%
,
03/03/33 ... 220 210,698
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
5.78%
,
10/04/28 ................... 950 953,563
Tega Mc Australia Holdings Pty. Ltd., 1st Lien
Term Loan B , 03/24/33
(f) (q)
............. 511 507,168
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.38%
,
04/30/30 ............. 3,897 3,903,128
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
01/27/31 ............. 2,650 2,644,636
25,509,278
Media — 0.1%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.88%), 10.55%
,
05/30/31 ............. 2,370 2,371,655
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 7.93%
,
08/23/28 ........ 656 656,513
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.25%
,
04/15/27 ................... 2,259 1,986,004
ECL Entertainment LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
08/30/30 ............. 837 830,363
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 8.92%
,
05/23/29 ............. 8 8,385
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.17%
,
06/30/28 ............ 1,146 1,146,700
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.17%
,
10/17/31 ................... 2,529 2,280,981
Nexstar Media, Inc., 1st Lien Term Loan B7 ,
(12-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.22%
,
03/18/33 ............. 713 704,387
Outfront Media Capital LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.68%
,
09/24/32 ............. 1,172 1,172,738
Telenet Financing USD LLC, Facility 1st Lien
Term Loan AR , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 5.79%
,
05/01/28 ... 525 517,891
11,675,617
Multi-Utilities — 0.0%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
03/03/32
(a)
........... 2,097 2,096,165
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Blackfin Pipeline LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.69%
,
10/01/32 ................... USD 748 $ 751,162
Buckeye Partners LP, 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
11/22/32 .............. 1,001 1,003,350
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 6.89%
,
02/11/33 ........ 2,343 2,341,055
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 5.65%
,
10/04/30 ............ 245 244,939
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
02/11/30
(f)
.................. 1,286 1,284,403
Meade Pipeline Co. LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.69%
,
09/22/32 ............. 431 430,280
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.42%
,
04/07/32 ................... 510 513,704
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 5.93%
,
10/05/28 ... 2,464 2,464,998
TransMontaigne Operating Co. LP, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 5.92%
,
03/18/30 ........ 871 868,713
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.44%
,
06/16/32 ... 1,329 1,320,669
11,223,273
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/20/28 ............. 1,199 1,185,744
Air Canada, 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.42%
,
03/21/31 ................... 1,587 1,571,390
American Airlines, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.91%
,
06/04/29 ............. 1,606 1,555,222
Jetblue Airways Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.44%
,
08/27/29 ............. 1,256 1,139,082
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.92%
,
04/09/32 ............. 1,324 1,320,411
United Airlines, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.43%
,
02/24/31 ............. 2,059 2,050,223
8,822,072
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 6.67%
,
08/02/32 ............ 1,744 1,748,390
Elanco Animal Health, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42%
,
10/29/32 ............. 766 765,716
Endo Finance Holdings LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.42%
,
04/23/31 ............. 835 830,045

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 5.92%
,
05/05/28 ............. USD 1,616 $ 1,620,508
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
5.92%
,
05/19/31 ................... 571 542,429
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/20/29 ............. 1,393 1,383,197
6,890,285
Professional Services — 0.1%
(a)
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.28%
,
06/02/28 ................... 1,780 1,698,366
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.42%
,
04/28/28 .. 2,269 2,267,030
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.20%
,
06/22/29 ................... 1,170 1,171,865
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
1.50%), 5.17%
,
07/31/30 ............. 828 711,411
Trans Union LLC, 1st Lien Term Loan B8 , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.45%
,
06/24/31 ................... 1,984 1,972,042
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92%
,
11/26/31 .............. 2,038 1,968,284
9,788,998
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.42%
,
01/31/30
(a) (f)
. 431 431,606
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
07/06/29 ................... 1,226 1,226,874
Galileo Parent, Inc., 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.12%
,
03/03/33 ................... 779 762,446
Qnity Electronics, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
10/29/32 ............. 2,625 2,618,857
4,608,177
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
02/24/31 ............. 2,385 2,335,942
Avalara, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.42%
,
03/26/32 ................... 1,910 1,863,786
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.17%
,
08/15/29 ............. 831 525,836
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
07/30/31 ............. 2,462 2,276,445
Security
Par (000)
Par (000) Value
Software (continued)
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 5.67%
,
01/23/32 ............ USD 1,969 $ 1,951,982
Cloud Software Group, Inc., 1st Lien Term Loan
B
(3-mo. CME Term SOFR at 0.01% Floor +
3.25%), 6.92% , 03/21/31 ........... 570 520,410
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.92% , 08/16/32 ........... 3,283 2,994,161
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.52%
,
10/09/28 ................... 770 683,615
Darktrace Finco US LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 6.90%
,
10/09/31 ............. 547 522,210
Dayforce Bidco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.66%
,
02/04/33 ................... 2,030 1,917,782
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 7.92%
,
06/26/31 ............. 954 893,050
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.17%
,
10/09/29 ............. 2,171 2,107,862
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.42%
,
11/15/32 .............. 703 670,781
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.42% , 09/12/29 ........... 2,638 2,607,943
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.42% , 04/16/32 ........... 765 752,308
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.17%
,
01/30/32 ............ 2,014 1,924,644
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
6.92%
,
03/22/32 ................... 3,486 3,246,749
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
7.92%
,
12/31/31 ................... 794 525,441
MKS Instruments, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.41%
,
02/04/33 ............. 1,585 1,585,491
Ping Identity Holding Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.42%
,
11/15/32 .............. 875 862,969
Proofpoint, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.70%
,
08/31/28 ................... 4,053 3,918,132
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
06/28/30
(f)
............. 1,557 1,292,719
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
6.96%
,
04/24/28 ................... 2,700 2,582,602
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
05/09/31 ............. 2,288 2,278,554
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
02/10/31 ................... 3,264 3,114,422

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
VS Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
5.92%
,
04/14/31 ................... USD 1,675 $ 1,633,471
45,589,307
Specialty Retail — 0.1%
(a)
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 5.66%
,
10/16/31 ............. 3,886 3,882,445
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 6.70%
,
01/16/32 ............. 1,946 1,935,088
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.17%
,
04/23/31 ........ 1,496 1,490,067
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.00%), 6.67%
,
05/04/28 ... 2,921 2,916,701
Peer Holding III BV, Facility 1st Lien Term Loan
B8 , (3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 5.95%
,
09/29/32 ............. 564 558,360
Project Aurora US Finco, Inc., Facility 1st Lien
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 2.75%), 6.45%
,
12/06/32 ... 388 388,000
Pye-Barker Fire & Safety LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.21%
,
12/16/32 ............ 1,149 1,150,293
Pye-Barker Fire & Safety LLC, Delayed Draw 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 0.00%), 0.00%
,
12/16/32 ... 172 171,883
12,492,837
Technology Hardware, Storage & Peripherals — 0.0%
Finastra USA, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.67%
,
09/15/32
(a)
.................. 2,296 2,152,500
Tobacco — 0.0%
Savor Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 6.67%
,
02/19/32
(a)
............ 99 99,517
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
07/27/28 ................... 1,564 1,563,389
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
5.68%
,
02/10/31 ................... 1,049 1,049,409
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
06/17/31 ................... 1,235 1,125,117
Herc Holdings, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.43%
,
06/02/32 ................... 453 453,055
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.67%
,
04/30/32 ............. 720 717,834
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 7.67%
,
06/29/29
(f)
............. 1,455 662,159
5,570,963
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.17%
,
09/23/31 ................... USD 2,096 $ 2,095,969
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.02%
,
12/15/26
(f)
................. 1,230 1,220,724
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.70%
,
03/18/30 ................... 1,621 1,617,466
4,934,159
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 8.92%
,
08/09/32 ............ 1,037 1,035,024
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 7.67%
,
10/06/32 ............. 1,299 1,297,940
2,332,964
Total Floating Rate Loan Interests — 5 .5%
(Cost: $ 576,630,788 ) .............................. 562,278,593
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
.................. 500 493,690
3.75% , 01/15/31
(b)
.................. 491 462,667
6.44% , 01/26/36
(c)
.................. 394 414,655
Empresa Nacional del Petroleo
(b)
6.15% , 05/10/33 ................... 656 672,466
5.95% , 07/30/34 ................... 430 433,719
2,477,197
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 1,166 1,230,713
France — 0.1%
Electricite de France SA
(a)(c)(k)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,811,346
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 5,200 5,652,140
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 236,391
7,699,877
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.13% ,
12/04/27
(b)
....................... USD 1,201 1,213,394
MVM Energetika Zrt.
(c)
7.50% , 06/09/28 ................... 529 549,145
6.50% , 03/13/31 ................... 935 964,803
2,727,342
Indonesia — 0.0%
Pertamina Persero PT , 3.10% , 08/27/30
(c)
.... 1,275 1,171,725
Mexico — 0.1%
Petroleos Mexicanos
6.50% , 01/23/29 ................... 3,181 3,189,239
8.75% , 06/02/29 ................... 1,255 1,320,016
5.95% , 01/28/31 ................... 882 843,589
6.70% , 02/16/32 ................... 1,658 1,622,767
6,975,611
Morocco — 0.0%
OCP SA , 7.50% , 05/02/54
(b)
.............. 1,221 1,279,993

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
Africa Finance Corp. , 5.55% , 10/08/29
(b)
..... USD 1,203 $ 1,208,883
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30
(b)
....................... 595 604,089
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 ................... 466 488,135
5.75% , 07/09/34 ................... 1,140 1,174,211
1,662,346
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 429 444,819
Saudi Arabia — 0.0%
Saudi Arabian Oil Co. , 5.88% , 07/17/64
(b)
..... 798 725,135
SRC Sukuk Ltd. , 4.88% , 10/02/35
(c)
......... 835 799,504
1,524,639
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 28,534,752 ) ............................... 29,007,234
Foreign Government Obligations
Angola — 0.0%
Republic of Angola , 8.75% , 04/14/32
(b)
....... 655 635,678
Argentina — 0.0%
Argentine Republic (The)
0.00% , 12/15/27
(n)
.................. ARS 551,075 927,359
0.75% , 07/09/30
(d)
.................. USD 432 362,016
1,289,375
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 519 524,761
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 ................... 572 573,075
5.45% , 09/16/32 ................... 480 431,460
1,004,535
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
815 832,115
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 649 634,933
Brazil — 0.1%
Federative Republic of Brazil
6.63% , 03/15/35 ................... 614 628,122
6.25% , 05/22/36 ................... 652 639,955
Nota Do Tesouro Nacional
10.00% , 01/01/29 .................. BRL 36 6,337,009
10.00% , 01/01/31 .................. 30 5,028,497
12,633,583
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. USD 732 704,982
Chile — 0.1%
Republic of Chile
5.80% , 10/01/29
(b) (c)
................. CLP 9,665,000 10,613,282
3.75% , 01/14/32 ................... EUR 558 638,921
3.10% , 05/07/41 ................... USD 1,509 1,140,804
12,393,007
Colombia — 0.1%
Republic of Colombia
7.00% , 03/26/31 ................... COP 9,484,000 1,978,173
Security
Par (000)
Par (000) Value
Colombia (continued)
7.00% , 06/30/32 ................... COP 6,946,000 $ 1,380,257
13.25% , 02/09/33 .................. 7,056,000 1,887,453
8.00% , 11/14/35 ................... USD 439 459,655
7.75% , 11/07/36 ................... 1,182 1,209,245
6.50% , 11/26/38 ................... EUR 553 607,309
7.25% , 10/26/50 ................... COP 4,772,600 755,127
12.00% , 03/13/58 .................. 5,818,700 1,424,918
Titulos de Tesoreria , 12.50% , 02/27/30 ...... 9,309,900 2,406,733
12,108,870
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... USD 553 583,277
Czech Republic — 0.1%
Czech Republic
0.95% , 05/15/30
(c)
.................. CZK 153,720 6,308,472
1.50% , 04/24/40 ................... 134,240 4,075,413
4.00% , 04/04/44 ................... 19,640 793,525
11,177,410
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.50% , 02/22/29
(b)
.................. USD 557 551,430
5.50% , 02/22/29
(c)
.................. 150 148,500
7.05% , 02/03/31
(b)
.................. 1,301 1,345,234
6.95% , 03/15/37
(b)
.................. 596 606,118
2,651,282
Ecuador — 0.0%
Republic of Ecuador , 9.25% , 01/29/39
(b)
...... 470 461,070
Egypt — 0.0%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 649 700,674
6.38% , 04/11/31
(b)
.................. 479 521,823
9.45% , 02/04/33
(b)
.................. USD 590 617,323
1,839,820
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(b)
.................. 767 763,932
5.25% , 08/10/29
(c)
.................. 511 508,956
7.05% , 10/04/32
(b)
.................. 1,076 1,151,320
6.60% , 06/13/36
(b)
.................. 544 569,405
6.25% , 08/15/36
(b)
.................. 618 628,351
3,621,964
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 1,125 1,127,222
3.00% , 08/21/30 ................... HUF 2,032,000 5,175,222
6.75% , 07/23/31 ................... 479,050 1,414,701
6.00% , 09/26/35
(c)
.................. USD 615 623,413
5.50% , 03/26/36
(b)
.................. 575 559,188
6.75% , 09/23/55
(b)
.................. 620 630,279
9,530,025
Indonesia — 0.1%
Republic of Indonesia
6.50% , 07/15/30 ................... IDR 54,738,000 3,210,153
5.88% , 03/15/31 ................... 104,212,000 5,940,704
3.88% , 01/15/33 ................... EUR 550 617,841
9,768,698
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. USD 295 297,254
5.88% , 10/17/31
(c)
.................. EUR 1,300 1,465,791
8.08% , 04/01/36
(b)
.................. USD 412 418,628

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
8.25% , 01/30/37
(b)
.................. USD 403 $ 412,513
2,594,186
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 580 596,347
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 480 478,579
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 1,209 1,210,511
Malaysia — 0.0%
Malaysia Government Bond , 4.18% , 05/16/44 .. MYR 7,860 1,983,995
Mexico — 0.2%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. USD 1,240 1,243,100
Mex Bonos Desarr Fix Rt
2.75% , 11/27/31 ................... MXN 241 1,202,574
7.75% , 11/23/34 ................... 820 4,182,249
8.00% , 02/21/36 ................... 1,260 6,430,241
8.50% , 11/18/38 ................... 226 1,158,487
7.75% , 11/13/42 ................... 509 2,358,970
United Mexican States
5.38% , 03/22/33 ................... USD 980 957,460
5.63% , 02/09/34 ................... 855 839,610
6.88% , 05/13/37 ................... 560 586,040
6.13% , 02/09/38 ................... 535 522,695
5.13% , 03/19/38 ................... EUR 475 529,950
5.38% , 05/16/40 ................... 338 376,273
6.75% , 02/09/56 ................... USD 637 618,527
21,006,176
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. 566 543,445
5.95% , 03/08/28
(b)
.................. 412 418,881
4.75% , 04/02/35
(b)
.................. EUR 1,115 1,268,152
2,230,478
Nigeria — 0.0%
Federal Republic of Nigeria
(b)
10.38% , 12/09/34 .................. USD 688 787,072
9.13% , 01/13/46 ................... 321 334,803
1,121,875
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 498 584,000
Oman — 0.0%
Oman Government Bond , 6.50% , 03/08/47
(c)
.. USD 953 973,528
Panama — 0.0%
Republic of Panama , 6.40% , 02/14/35 ....... 928 963,264
Paraguay — 0.1%
Republic of Paraguay
5.00% , 04/15/26
(c)
.................. 70 70,035
2.74% , 01/29/33
(c)
.................. 526 462,354
8.50% , 04/04/38
(b)
.................. PYG 11,967,000 1,817,492
5.60% , 03/13/48
(c)
.................. USD 423 388,314
2,738,195
Peru — 0.0%
Republic of Peru , 7.60% , 08/12/39
(c)
........ PEN 4,368 1,299,442
Philippines — 0.2%
Republic of Philippines
6.38% , 07/27/30 ................... PHP 589,940 9,630,575
6.75% , 09/15/32 ................... 301,560 4,957,323
Security
Par (000)
Par (000) Value
Philippines (continued)
5.93% , 02/23/36 ................... PHP 203,000 $ 3,107,040
17,694,938
Poland — 0.1%
Republic of Poland
5.75% , 11/16/32 ................... USD 867 911,512
5.00% , 10/25/35 ................... PLN 40,280 10,160,332
5.50% , 04/04/53 ................... USD 562 516,736
11,588,580
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
(BISTREFI + 0.00%), 41.78% , 08/19/26
(a)
.. TRY 161,400 3,628,735
7.13% , 02/12/32 ................... USD 1,181 1,182,772
6.30% , 03/14/33 ................... 645 609,686
27.70% , 09/27/34 .................. TRY 43,400 865,256
6,286,449
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. USD 698 697,463
4.15% , 01/26/28 ................... RON 26,510 5,755,293
6.30% , 04/26/28 ................... 23,350 5,253,227
2.12% , 07/16/31
(c)
.................. EUR 1,229 1,219,164
4.63% , 03/04/33
(b)
.................. 828 893,042
6.25% , 09/10/34
(c)
.................. 3,266 3,822,194
6.25% , 09/10/34
(b)
.................. 1,136 1,329,458
6.75% , 07/11/39
(b)
.................. 509 586,198
6.50% , 10/07/45
(b)
.................. 711 785,074
20,341,113
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
.................. USD 1,818 1,141,704
5.00% , 01/18/53
(b)
.................. 1,520 1,283,625
2,425,329
Serbia — 0.0%
Republic of Serbia
2.13% , 12/01/30
(b)
.................. 1,099 946,986
6.50% , 09/26/33
(c)
.................. 555 578,427
6.00% , 06/12/34
(b)
.................. 712 712,000
2,237,413
South Africa — 0.2%
Republic of South Africa
10.50% , 12/21/26 .................. ZAR 33,717 2,036,728
7.10% , 11/19/36
(b)
.................. USD 923 945,733
8.50% , 01/31/37 ................... ZAR 286,500 15,816,104
5.75% , 09/30/49 ................... USD 1,166 903,650
7.95% , 11/19/54
(b)
.................. 888 877,566
7.25% , 12/11/55
(b)
.................. 231 211,249
20,791,030
Suriname — 0.0%
Suriname Government International Bond ,
8.50% , 11/06/35
(b)
.................. 432 446,688
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.50% , 01/28/36
(b)
457 452,430
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 826 567,214
Uruguay — 0.0%
Oriental Republic of Uruguay
8.00% , 10/29/35 ................... UYU 63,164 1,572,690

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.25% , 09/10/60 ................... USD 1,002 $ 907,812
2,480,502
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 667 775,783
7.85% , 10/12/28 ................... USD 522 544,512
1,320,295
Total Foreign Government Obligations — 2 .0%
(Cost: $ 210,643,482 ) .............................. 206,807,942
Shares
Shares
Investment Companies
(r)
iShares Core MSCI Emerging Markets ETF ... 1,449,187 101,080,793
iShares iBoxx $ High Yield Corporate Bond
ETF
(h)
.......................... 2,650,738 210,892,716
Total Investment Companies — 3 .0%
(Cost: $ 301,679,274 ) .............................. 311,973,509
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.0%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.05%, 11/25/35 . 946 842,762
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 4.35%, 11/25/35 ............ 22 21,598
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.50%,
06/25/35
(a)
..................... 298 276,913
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 4.41%, 08/25/35
(a)
...... 724 694,884
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.31%,
12/25/35
(a)
..................... 124 117,224
Series 2005-63, Class 3A3, 4.64%, 11/25/35
(a)
1,192 1,123,475
Series 2005-63, Class 5A1, 4.76%, 12/25/35
(a)
20 20,612
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 33 28,768
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.86%,
02/25/36
(a)
..................... 2,824 2,620,684
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 559 292,757
Series 2006-15CB, Class A1, 6.50%, 06/25/36 958 424,175
Series 2006-20CB, Class A9, 6.00%, 07/25/36 425 159,541
Series 2006-2CB, Class A6, 5.50%, 03/25/36 666 265,347
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... 2,647 939,459
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 915,398
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 739 358,219
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 113,432
Series 2006-J7, Class 2A1, (1M Sofr FWD at
1.50% Floor + 1.50%), 2.70%, 11/20/46
(a)
2,640 2,470,118
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,177 432,833
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.59%, 11/25/46
(a)
......... USD 3,903 $ 3,309,848
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 11/25/46
(a)
................ 1,296 1,181,482
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.71%, 11/25/46
(a)
................ 5,108 4,702,882
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 10/25/46
(a)
................ 223 212,039
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.21%,
05/20/46
(a)
..................... 969 880,930
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.21%, 05/25/36
(a)
................ 3,959 3,770,737
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.17%, 07/25/46
(a)
................ 7,004 6,460,589
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,709 714,117
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 165,363
Series 2007-15CB, Class A7, 6.00%, 07/25/37 214 121,273
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 194 109,891
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,111 498,361
Series 2007-19, Class 1A8, 6.00%, 08/25/37 541 242,473
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,048 1,277,239
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 199,432
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,123 1,238,258
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 536 212,551
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.50% Floor + 0.61%), 4.29%,
06/25/37
(a)
..................... 4,461 3,782,071
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 543,499
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.24%, 11/25/47
(a)
................ 969 875,243
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.07%, 04/25/47
(a)
................ 6,412 5,884,927
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.13%,
05/25/47
(a)
..................... 2,320 2,127,824
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.15%, 06/25/47
(a)
................ 5,240 4,374,098
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 874 457,193
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.83%,
10/25/46
(a)
..................... 6,406 5,281,709
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.80%,
10/25/46
(a)
..................... 3,938 2,617,676
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
381 340,262
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 210 189,365

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-D, Class 6A1, 3.83%, 05/20/36 . USD 223 $ 191,661
Series 2006-H, Class 5A1, (1-mo. CME Term
SOFR at 0.36% Floor and 10.50% Cap +
0.47%), 4.15%, 10/20/36 ........... 1,510 475,719
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.21%,
06/20/47 ...................... 646 536,279
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 10,888 10,859,322
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,024 1,021,077
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,147 1,145,167
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 576,803
Series 2024-NQM4, Class B2, 7.54%,
12/26/64
(a)
..................... 440 438,002
Series 2024-NQM4, Class B3, 7.54%,
12/26/64
(a)
..................... 1,006 980,136
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 951,560
Series 2024-NQM4, Class SA, 0.00%,
12/26/64
(a)
..................... 2 1,471
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 10,576 10,643,411
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 965 972,341
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 919 926,020
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 660,698
Series 2025-NQM1, Class B2, 7.75%,
01/25/65
(a)
..................... 574 573,866
Series 2025-NQM1, Class B3, 7.75%,
01/25/65
(a)
..................... 1,273 1,248,010
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,070,114
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 1,845
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 11,745 11,884,727
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 930 940,509
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 1,827 1,847,716
Series 2025-NQM2, Class B1, 7.66%,
05/25/65
(a)
..................... 662 674,171
Series 2025-NQM2, Class B2, 7.66%,
05/25/65
(a)
..................... 263 260,272
Series 2025-NQM2, Class B3, 7.66%,
05/25/65
(a)
..................... 49 43,589
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... 1,342 1,353,215
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... —
(o)
111
Series 2025-NQM3, Class B1, 7.58%,
05/25/65
(a)
..................... 2,000 2,021,721
Series 2025-NQM4, Class PT2, 0.00%,
07/25/65
(a)
..................... 17,927 18,376,081
Series 2025-NQM5, Class PT2, 0.00%,
10/25/55
(a)
..................... 18,147 18,468,021
Series 2025-NQM7, Class PT2, 0.00%,
12/25/64
(a)
..................... 17,538 17,857,982
Series 2026-NQM2, Class B1, 6.37%,
12/25/65
(a)
..................... 1,500 1,465,379
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2026-NQM3, Class PT2, 4.92%,
01/25/66
(a)
..................... USD 19,717 $ 19,989,065
BCAP LLC Trust, Series 2015-RR5, Class 2A3,
4.06%, 01/26/46
(a) (b)
................. 826 775,221
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.23%, 04/25/36
(a)
2,806 2,558,674
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 538 536,119
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 574 595,598
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.13%, 03/25/37 ........... 809 744,588
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.07%, 03/25/37 ....... 1,211 1,158,537
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.19%, 09/25/47 ....... 1,352 1,253,833
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.28%,
11/25/64 ...................... 1,000 1,015,854
Series 2025-NQM2, Class B2, 7.28%,
11/25/64 ...................... 1,000 984,015
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b) (d)
................. 2,000 2,012,457
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.06%, 04/25/35
(a)
.......... 457 437,188
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 4.39%,
05/25/35
(a)
..................... 1,707 1,522,067
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.82%,
04/25/46
(a)
..................... 2,560 669,271
Series 2007-21, Class 1A1, 6.25%, 02/25/38 127 53,881
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 191,796
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 927 292,875
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 4.76%, 03/25/67
(a) (b)
.............. 5,892 5,782,180
CIM Trust, Series 2025-I1, Class B1B, 7.53%,
10/25/69
(a) (b)
...................... 4,918 5,047,341
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 46 41,909
COLT Mortgage Loan Trust
(a)(b)
Series 2025-12, Class B1, 6.86%, 01/26/71 . 1,332 1,330,084
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 359,477
Series 2025-9, Class B1, 6.82%, 09/25/70 .. 2,000 1,995,619
Series 2026-1, Class B1, 6.46%, 02/25/71 .. 282 279,584
Series 2026-2, Class B1, 6.16%, 03/25/71 .. 1,500 1,466,842
Cross Mortgage Trust
(a)(b)
Series 2025-H10, Class B1, 7.13%, 01/25/71 611 602,546
Series 2025-H2, Class B1B, 7.65%, 03/25/70 894 894,771
Series 2025-H6, Class B1B, 7.56%, 07/25/70 1,227 1,220,895
Series 2025-H7, Class B1B, 7.52%, 09/25/70 822 817,298
Series 2026-NQM3, Class B1, 6.92%,
03/25/71 ...................... 4,000 3,992,919
Series 2026-NQM4, Class B1, 6.91%,
04/25/71
(f)
..................... 6,000 5,825,770
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 210 183,519

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.29%,
09/27/37
(a)
..................... USD 2,283 $ 1,920,240
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,059 1,055,079
Deephaven Residential Mortgage Trust
(a)(b)
Series 2021-3, Class B1, 3.27%, 08/25/66 .. 1,000 785,698
Series 2026-INV1, Class B1, 6.57%, 12/25/70 574 565,558
Series 2026-INV2, Class B1, 6.71%,
02/25/71
(f)
..................... 7,000 6,877,582
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.17%,
08/25/47
(a)
....................... 9,184 8,015,360
Easy Street Mortgage Loan Trust, Series 2025-
RTL2, Class A1, 5.61%, 10/25/40
(b) (d)
...... 3,788 3,791,682
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. 1,555 1,324,049
Series 2023-1, Class B1, 6.64%, 02/25/68 .. 2,000 1,993,953
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 531,201
Series 2026-INV2, Class B1, 6.23%, 02/25/71 1,500 1,458,939
Series 2026-NQM1, Class B1, 6.54%,
02/25/71 ...................... 1,000 988,969
Series 2026-NQM3, Class B1, 6.84%,
03/25/71
(f)
..................... 1,500 1,474,159
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.24%,
02/25/37
(a)
....................... 740 390,915
Galton Funding Mortgage Trust, Series 2019-H1,
Class B2, 5.04%, 10/25/59
(a) (b)
.......... 4,000 3,171,247
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................. 11,854 11,813,914
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 3.92%, 05/25/35
(a)
........... 14 12,672
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
3.96%, 02/25/36 ................. 1,579 1,475,609
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 5.91%, 03/25/36 ....... 838 772,083
GS Mortgage-Backed Securities Trust
(b)
Series 2025-DSC1, Class B1, 6.74%,
06/25/65
(a)
..................... 1,873 1,857,155
Series 2025-NQM2, Class B1, 7.29%,
06/25/65
(a)
..................... 280 287,899
Series 2025-NQM3, Class B1, 6.87%,
11/25/65 ...................... 843 841,929
Series 2025-NQM3, Class B2, 7.36%,
11/25/65
(a)
..................... 896 884,639
Series 2026-DSC1, Class B1, 6.27%,
05/25/66
(a)
..................... 1,000 985,680
Series 2026-NQM1, Class B1, 6.63%,
03/25/66
(a)
..................... 373 368,438
Series 2026-NQM1, Class B2, 7.61%,
03/25/66
(a)
..................... 708 698,927
GSMSC Resecuritization Trust, Series 2015-5R,
Class 1D, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 3.93%, 04/26/37
(a) (b)
...... 687 390,852
HarborView Mortgage Loan Trust, Series 2006-6,
Class 3A1A, 4.70%, 08/19/36
(a)
......... 200 156,439
Homes Trust
(a)(b)
Series 2025-NQM1, Class B1, 7.07%,
01/25/70 ...................... 2,355 2,356,695
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM4, Class B1, 6.90%,
08/25/70 ...................... USD 1,456 $ 1,455,827
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.29%, 10/25/35
(a)
.. 894 834,908
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 539 362,161
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,239 643,790
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.18%,
08/25/37 ...................... 83 58,423
Series 2007-AR15, Class 2A1, 3.37%,
08/25/37 ...................... 411 292,843
J.P. Morgan Mortgage Trust
(a)(b)
Series 2025-DSC2, Class B1, 6.92%,
10/25/65 ...................... 2,000 2,029,029
Series 2025-VIS2, Class B1, 7.25%, 12/25/55 2,000 2,012,046
Series 2026-VIS1, Class B1, 6.40%, 06/25/66 1,458 1,434,563
Series 2026-VIS1, Class B2, 6.52%, 06/25/66 903 867,869
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.56%, 12/25/35 158 151,689
Series 2006-1, Class 2A1, 5.17%, 02/25/36 . 136 133,773
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,553,057
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 9,180 9,124,901
Series 2025-NQM3, Class B1, 6.93%,
08/25/70
(a)
..................... 1,500 1,519,672
Series 2025-NQM3, Class M1, 6.13%,
08/25/70
(a)
..................... 632 632,029
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
..... 3,453 3,441,238
New Residential Mortgage Loan Trust
(a)(b)
Series 2025-NQM1, Class B2, 7.02%,
01/25/65 ...................... 1,577 1,531,918
Series 2026-NQM3, Class B1, 6.37%,
02/25/66 ...................... 836 825,667
Series 2026-NQM4, Class B1, 6.54%,
02/25/66 ...................... 2,000 1,985,507
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 185 171,715
PRPM LLC
(b)
Series 2025-RCF4, Class A3, 4.50%,
08/25/55
(d)
..................... 583 565,108
Series 2025-RCF4, Class M1A, 4.50%,
08/25/55
(d)
..................... 700 671,892
Series 2025-RCF4, Class M2, 4.50%,
08/25/55
(d)
..................... 667 617,729
Series 2026-RCF2, Class M2, 5.50%,
03/25/56
(a) (f)
.................... 2,500 2,357,224
PRPM Trust
(b)
Series 2025-NQM3, Class B1, 6.89%,
05/25/70
(a)
..................... 3,012 3,014,195
Series 2025-NQM6, Class B1, 6.96%,
12/25/70
(a)
..................... 567 562,798
Series 2026-NQM1, Class B1, 7.01%,
02/25/71
(a)
..................... 4,000 3,955,744
Series 2026-RCF1, Class M2, 5.50%,
01/25/56
(d)
..................... 945 897,694
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 09/25/29
(b) (d)
.......... 5,000 5,045,318
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 99 82,334
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 308 98,694

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ USD 28 $ 22,859
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.22%,
05/25/65
(a) (b)
...................... 2,001 2,000,890
SG Residential Mortgage Trust, Series 2026-2,
Class B1, 6.64%, 04/25/66
(a) (b)
.......... 4,500 4,358,974
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
..... 11,775 11,648,791
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.77%, 04/25/47
(a)
180 67,418
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.25%, 02/25/36 ........... 326 308,276
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.17%, 06/25/36 ....... 6,015 5,423,244
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.17%, 07/25/46 ....... 7,242 5,147,105
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.15%, 09/25/47 ................. 1,367 1,275,313
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 5.13%, 02/25/67
(d)
. 7,955 7,598,948
Series 2025-12, Class B1, 6.56%, 12/25/70
(a)
367 364,726
Series 2025-4, Class B2, 7.45%, 05/25/70
(a)
. 500 494,827
Series 2025-7, Class B1, 6.62%, 08/25/70
(a)
. 1,000 1,004,354
Series 2025-7, Class B2, 7.50%, 08/25/70
(a)
. 707 699,912
Series 2025-8, Class B1, 6.48%, 09/25/70 .. 1,338 1,322,581
Series 2025-8, Class B2, 7.50%, 09/25/70
(a)
. 1,967 1,946,519
Series 2025-INV1, Class B2, 7.30%,
02/25/70
(a)
..................... 2,094 2,076,883
Series 2026-1, Class B1, 6.47%, 01/25/71
(a)
. 350 345,373
Series 2026-1, Class B2, 6.95%, 01/25/71
(a)
. 152 148,273
Series 2026-2, Class B1, 6.33%, 02/25/71
(a)
. 486 473,656
Series 2026-3, Class B1, 6.44%, 03/25/71
(a)
. 2,000 1,969,236
Series 2026-3, Class B2, 6.81%, 03/25/71
(a)
. 375 361,439
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
.......... 2,800 2,789,152
WaMu Mortgage Pass-Through Certificates Trust,
Series 2007-OA4, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 4.66%, 05/25/47
(a)
. 628 541,087
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.07%, 10/25/36
(d)
. 942 324,410
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 4.84%,
06/25/46
(a)
..................... 2,585 2,114,070
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.71%,
10/25/46
(a)
..................... 3,936 3,496,846
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.61%,
06/25/47
(a)
..................... 4,204 3,627,987
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.70%, 05/25/47
(a)
................ 1,965 1,734,862
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.67%,
07/25/47
(a)
..................... USD 2,134 $ 1,817,542
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2007-OA1,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.72%
Floor + 0.72%), 4.58%, 12/25/46
(a)
....... 3,239 2,710,728
413,383,518
Commercial Mortgage-Backed Securities — 6.5%
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 4,683 4,694,110
1345T, Series 2025-AOA, Class E, (1-mo. CME
Term SOFR at 4.50% Floor + 4.50%), 8.17%,
06/15/42
(a) (b)
...................... 1,767 1,779,919
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.09%, 09/15/34
(a) (b)
. 1,564 1,532,720
ARES Commercial Mortgage Trust
(a)(b)
Series 2024-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
07/15/41 ...................... 1,270 1,270,397
Series 2026-GCP, Class A, (1-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 4.92%,
02/15/43 ...................... 1,000 995,625
Series 2026-GCP, Class D, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
02/15/43 ...................... 1,000 995,000
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.12%,
10/15/34
(a) (b)
...................... 13,280 13,280,000
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 5.95%, 04/15/35
(a) (b)
...... 3,467 3,419,329
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
5.92%, 12/15/36 ................. 3,624 3,460,920
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.32%, 08/15/42 ................. 2,377 2,378,868
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.57%, 12/10/41 15,300 15,612,018
Series 2024-MAR, Class C, 7.01%, 12/10/41 6,370 6,552,187
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.02%,
08/15/39 ...................... 17,580 17,582,435
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.52%,
02/15/42 ...................... 8,893 8,853,261
BANK, Series 2020-BN26, Class AS, 2.69%,
03/15/63 ........................ 2,091 1,882,393
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.47%, 05/15/35
(a) (b)
........... 1,900 1,889,910
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.26%, 08/25/35 ........... 1,476 1,443,900
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.27%, 11/25/35 ............ 383 375,008

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.12%,
03/25/37 ...................... USD 1,123 $ 1,079,482
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.23%,
07/25/37 ...................... 1,914 1,821,591
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 4.47%,
09/25/37 ...................... 448 425,810
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.04%,
12/25/37 ...................... 1,031 929,197
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
........... 1,140 987,175
BFLD Commercial Mortgage Trust
(a)(b)
Series 2025-5MW, Class A, 4.67%, 10/10/42 3,203 3,177,723
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.17%,
11/15/42 ...................... 9,476 9,464,180
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
7.49%, 10/15/35
(a) (b)
................. 2,433 18,272
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 5.52%, 08/15/42
(a) (b)
. 4,747 4,750,049
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.04%,
06/15/41
(a) (b)
...................... 4,710 4,707,056
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,217,928
BX Commercial Mortgage Trust
(a)(b)
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
10/15/41 ...................... 8,920 8,928,738
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.36%,
08/15/41 ...................... 16,729 16,744,959
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
6.56%, 10/15/41 ................. 7,280 7,261,800
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
4.97%, 12/15/39 ................. 3,795 3,795,165
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.31%, 05/15/41 ................. 2,164 2,163,971
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39 ...................... 4,170 4,169,188
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 06/15/37 ................. 3,254 3,251,812
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.16%, 11/15/41 . CAD 4,518 3,279,964
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.11%,
02/15/39 ...................... USD 7,643 7,651,282
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.06%,
03/15/41 ...................... 3,937 3,941,190
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................. 6,939 6,940,518
Series 2025-SPOT, Class B, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.42%, 04/15/40 ................. 1,813 1,813,284
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
03/15/45 ...................... USD 2,190 $ 2,179,400
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 1.16%),
4.84%, 02/15/36 ................. 1,880 1,878,825
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
7.04%, 02/15/36 ................. 1,765 1,759,370
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.36%),
7.04%, 02/15/36 ................. 5,638 5,620,853
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 4.67%,
01/15/39 ...................... 6,710 6,705,806
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
4.52%, 01/15/39 ................. 1,659 1,657,998
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.16%,
06/15/41 ...................... 7,770 7,721,438
Series 2025-ARIA, Class A, 5.03%, 12/13/42 9,185 9,233,361
Series 2025-LIFE, Class A, 5.88%, 06/13/47 2,852 2,860,195
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
10/15/42 ...................... 1,779 1,774,553
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ...................... 6,227 6,184,189
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.37%,
12/15/44 ...................... 9,559 9,529,128
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 1,000 832,728
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,161,515
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 4,166 3,987,083
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.96%, 05/10/49
(a)
..... 2,870 2,842,120
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term SOFR
at 4.44% Floor + 4.44%), 8.11%, 08/15/36
(a) (b)
7,120 7,084,594
Commercial Mortgage Trust
(b)
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)
..................... 1,321 1,012,516
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.51%, 06/15/41
(a)
................ 4,380 4,364,933
Series 2025-167G, Class A, 5.50%, 08/10/40 2,531 2,520,985
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.31%, 08/15/41
(a) (b)
................. 2,868 2,847,386
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.11%, 02/15/27
(a) (b) (f)
................ 8,800 8,761,108
DBC Mortgage Trust
(a)(b)
Series 2025-DBC, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.02%,
11/15/42 ...................... 8,792 8,786,515
Series 2025-DBC, Class C, (1-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 5.72%,
11/15/42 ...................... 4,162 4,146,400
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 5.56%,
08/15/34
(a) (b)
...................... 12,500 12,484,375

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/37
(a) (b)
........... USD 3,040 $ 3,030,500
DGWD Trust, Series 2025-INFL, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.27%, 08/15/35
(a) (b)
................. 5,197 5,201,089
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.27%,
08/15/37
(a) (b)
...................... 1,214 1,214,000
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b)
....................... 9,301 9,406,678
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 4.97%, 10/15/42
(a) (b)
...... 7,158 7,158,000
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.12%,
12/15/39
(a) (b)
...................... 10,700 10,696,656
FS ORL, Series 2026-ORL, Class E, (1-mo. CME
Term SOFR at 3.25% Floor + 3.25%), 6.92%,
02/15/41
(a) (b)
...................... 3,250 3,244,687
GGP, Series 2026-TY, Class A, 4.67%,
03/05/43
(a) (b)
...................... 3,000 2,963,574
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.36%, 05/15/41 .. 5,005 5,005,000
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.21%, 03/15/39 ................. 1,086 1,085,661
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 5.76%,
03/15/28 ...................... 8,480 8,503,850
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.33%,
11/25/41 ...................... 1,659 1,657,251
GSMS Trust, Series 2024-FAIR, Class A, 5.48%,
07/15/29
(a) (b)
...................... 2,253 2,288,886
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a) (b)
.... 3,150 3,067,411
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
5.51%, 10/15/41
(a) (b)
................. 2,324 2,324,099
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 05/15/37
(a) (b)
. 1,525 1,524,047
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 4.94%, 10/15/36
(a) (b)
........... 8,500 8,409,688
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 6,550 6,693,896
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 8,310 8,503,354
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,745,336
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,863,361
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,752,954
Series 2025-PHNY, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.32%, 01/15/41 ................. 5,000 4,998,438
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.29%, 06/15/39
(a) (b)
. 8,750 8,750,000
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.21%, 12/15/39
(a) (b)
. USD 10,276 $ 10,256,380
KSL Trust, (1M Sofr FWD + 4.09%), 7.76%,
06/15/30
(a) (b)
...................... 2,000 2,006,489
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.06%, 08/17/42
(a) (b)
...... 8,940 8,923,281
MAC Trust, Series 2025-801B, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 10/15/40
(a) (b)
................. 2,000 1,995,003
MAIN Trust, Series 2026-OLAS, Class A, (1-mo.
CME Term SOFR at 1.70% Floor + 1.70%),
5.37%, 01/15/41
(a) (b)
................. 3,000 2,999,984
MHP Commercial Mortgage Trust
(a)(b)
Series 2021-STOR, Class J, (1-mo. CME
Term SOFR at 3.95% Floor + 4.06%),
7.74%, 07/15/38 ................. 1,277 1,272,968
Series 2025-MHIL2, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.17%, 09/15/40 ................. 5,928 5,901,758
MIC Trust (The), Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................. 1,000 1,064,210
MLTI Trust, Series 2026-SF75, Class A, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.07%, 03/15/31
(a) (b)
................. 2,500 2,487,500
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.86%, 07/15/51 . 1,440 1,377,469
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,610,772
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(b)
..................... 3,297 3,252,059
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(a) (b)
. 7,744 7,736,744
NYC Commercial Mortgage Trust
(a)(b)
Series 2025-11X, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.42%,
10/15/40 ...................... 3,000 3,000,937
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ...................... 3,197 3,177,019
NYC Trust
(a)(b)
Series 2024-3ELV, Class A, (1-mo. CME Term
SOFR at 1.99% Floor + 1.99%), 5.66%,
08/15/29 ...................... 6,179 6,189,061
Series 2025-77C, Class A, 4.79%, 01/10/36 . 12,630 12,528,887
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a) (b)
........... 4,300 3,819,478
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.17%, 12/15/39
(a) (b)
................. 8,630 8,630,000
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(a) (b)
........ 4,662 4,736,938
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
5.56%, 06/15/39
(a) (b)
................. 2,850 2,840,203
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.14%, 07/15/38
(a) (b)
. 1,400 262,682
PLYM Commercial Mortgage Trust, Series 2026-
IND, Class D, (1-mo. CME Term SOFR at
2.15% Floor + 2.15%), 5.82%, 03/15/43
(a) (b)
. 3,025 2,994,881
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.41%, 04/15/41
(a) (b)
........... 1,830 1,829,999

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SCG Trust, Series 2025-SNIP, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.17%, 09/15/42
(a) (b)
................. USD 3,909 $ 3,909,000
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
5.62%, 10/15/41
(a) (b)
................. 6,600 6,591,750
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.87%, 10/15/40
(a) (b)
................. 7,200 7,182,000
SLG Office Trust
(a)(b)
Series 2026-OMA, Class A, 1.00%, 04/15/41 8,000 8,023,504
Series 2026-OMA, Class E, 1.00%, 04/15/41 5,000 5,009,765
Series 2026-OMA, Class F, 1.00%, 04/15/41 7,000 7,013,308
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 4.92%, 12/15/39
(a) (b)
. 10,900 10,882,969
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.32%, 11/15/42
(a) (b)
................. 4,250 4,235,071
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,414,990
Velocity Commercial Capital Loan Trust
(b)
Series 2020-1, Class M1, 2.80%, 02/25/50
(a)
2,857 2,346,713
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,490 3,761,654
Series 2023-1, Class M5, 9.64%, 01/25/53
(a)
1,897 1,801,810
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
657 665,797
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
595 601,269
Series 2024-2, Class M5, 10.72%, 04/25/54
(a)
733 747,746
Series 2024-5, Class M3, 6.76%, 10/25/54 .. 2,756 2,739,729
Series 2024-5, Class M4, 9.47%, 10/25/54 .. 4,001 4,000,463
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,028,192
Series 2025-1, Class M4, 10.15%, 02/25/55 . 1,383 1,393,277
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 627,749
Series 2025-4, Class M2, 6.17%, 09/25/55
(a)
1,245 1,237,514
Series 2025-4, Class M3, 6.31%, 09/25/55
(a)
725 711,405
Series 2025-4, Class M4, 9.35%, 09/25/55
(a)
2,332 2,288,700
Series 2025-4, Class M5, 10.07%, 09/25/55
(a)
832 756,707
Series 2025-5, Class M2, 6.31%, 12/25/55
(a)
1,083 1,080,398
Series 2025-5, Class M3, 6.70%, 12/25/55
(a)
3,148 3,102,242
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,021,653
Series 2026-1, Class M3, 6.26%, 02/25/56
(a)
995 979,533
Series 2026-1, Class M4, 8.48%, 02/25/56
(a)
497 489,096
Series 2026-P1, Class A, 5.54%, 03/25/56
(a)
. 17,652 17,651,300
Series 2026-P1, Class M1, 5.98%, 03/25/56
(a)
1,504 1,503,629
Series 2026-P1, Class M2, 6.46%, 03/25/56
(a)
1,398 1,397,838
Series 2026-P1, Class M3, 6.94%, 03/25/56
(a)
2,662 2,661,594
Series 2026-P1, Class M4, 9.53%, 03/25/56
(a)
1,784 1,783,393
VTR Commercial Mortgage Trust, Series 2025-
STEM, Class A, 4.70%, 10/13/39
(a) (b)
...... 5,413 5,362,400
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-C37, Class C, 4.47%, 12/15/49 . 2,803 2,754,591
Series 2016-LC25, Class C, 4.31%, 12/15/59 8,320 8,079,949
Series 2016-NXS5, Class B, 4.91%, 01/15/59 1,119 1,084,404
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(a) (b)
................. 4,000 4,109,561
664,471,489
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class XS, 0.00%,
12/26/64 ...................... 16,029 540,424
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 16,030 491,470
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ...................... USD 16,817 $ 429,110
1,461,004
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.82%,
08/10/35 ...................... 64,641 471,603
Series 2015-SRCH, Class XB, 0.20%,
08/10/35 ...................... 35,000 73,790
Commercial Mortgage Trust, Series 2014-UBS5,
Class XB2, 0.73%, 09/10/47
(b)
.......... 12,675 96,148
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 305 3
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 105,123
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.87%, 03/10/50
(b)
...... 28,556 112,756
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.61%,
10/15/48
(b)
....................... 5,735 238
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.58%, 03/15/49
(b)
...... 13,600 174,707
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 80,985
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 14,693
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.41%,
08/15/49
(b)
..................... 11,784 62,215
Series 2016-LC25, Class XA, 0.79%,
12/15/59 ...................... 15,808 35,909
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.08%, 05/15/47 .... 41,355 74,013
1,302,183
Total Non-Agency Mortgage-Backed Securities — 10 .5%
(Cost: $ 1,091,470,123 ) ............................ 1,080,618,194
Preferred Securities
Capital Trusts — 2.0%
Automobiles — 0.1%
(a)(k)
RCI Banque SA , (5-Year EURIBOR ICE Swap
Rate + 3.84%), 6.13%
(c)
.............. EUR 600 679,796
Stellantis NV
(5-Year EURIBOR ICE Swap Rate + 3.77%),
6.25%
(c)
....................... 1,350 1,489,379
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 4.08%), 8.25%
(c)
......... GBP 1,075 1,359,768
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.88%
(c)
....................... EUR 1,150 1,253,002
4,781,945
Banks — 0.9%
ABN AMRO Bank NV , (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a) (c) (k)
................ 700 832,377
AIB Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c)
....................... 587 708,035
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c)
....................... 3,041 3,499,316
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 811,366
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 1,400 1,692,078

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Sabadell SA , (5-Year EUR Swap
Annual + 5.17%), 5.00%
(a) (c) (k)
........... EUR 200 $ 230,932
Banco Mercantil del Norte SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a) (b) (k)
.......... USD 708 730,656
Banco Santander SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,077,141
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,200,639
Bank of America Corp.
(a)(k)
Series RR , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38% ........................ USD 528 521,590
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... 2,716 2,784,565
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 716 720,312
Bank of Ireland Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a) (c) (k)
........ EUR 400 457,532
Bank of Montreal , Series 6 , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88% , 11/26/85
(a)
............. USD 1,200 1,210,994
Bank of Nova Scotia (The) , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00% , 01/27/84
(a)
............ 1,554 1,627,015
Barclays plc
(a)(k)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 6.96%), 8.88%
(c)
......... GBP 1,766 2,402,927
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 2,771 2,627,478
(5-year SONIA Mid-Swaps Rate + 5.64%),
9.25% ........................ GBP 700 975,162
(USISSO05 + 5.78%), 9.63% ........... USD 2,532 2,761,792
(USISSO05 + 3.69%), 7.63% ........... 708 714,868
(5-Year EURIBOR ICE Swap Rate + 3.56%),
6.13%
(c)
....................... EUR 1,975 2,180,096
BNP Paribas Fortis SA , (3-mo. EURIBOR +
2.00%), 4.15%
(a) (c) (k) (m)
................ 1,500 1,662,708
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)
... USD 3,502 3,612,271
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
EUR 400 479,174
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)
... USD 924 837,402
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 6.88%
(b)
... 2,065 1,995,390
BPER Banca SpA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 4.35%),
6.50%
(c)
....................... EUR 1,109 1,287,412
(5-Year EURIBOR ICE Swap Rate + 3.57%),
5.88%
(c)
....................... 2,600 2,893,116
CaixaBank SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(c)
....................... 1,200 1,484,236
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88%
(c)
....................... 400 447,708
Citigroup, Inc.
(a)(k)
Series T , (3-mo. CME Term SOFR + 4.78%),
6.25% ........................ USD 519 519,292
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ 2,639 2,664,947
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 1,733 1,732,219
Security
Par (000)
Par (000) Value
Banks (continued)
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ USD 1,515 $ 1,526,250
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 4,995 5,030,255
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.00%), 6.63% .... 1,830 1,831,373
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 235 241,858
Commerzbank AG
(a)(k)
(5-Year EUR Swap Annual + 6.74%), 6.50%
(c)
EUR 400 475,681
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88%
(c)
....................... 800 1,002,941
Cooperatieve Rabobank UA
(k)
(5-Year EUR Swap Annual + 3.72%),
4.88%
(a) (c)
...................... 1,200 1,370,681
6.50%
(c)
......................... 266 340,265
Credit Agricole SA , (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (k)
............ 1,000 1,142,791
Eurobank SA , (5-Year EURIBOR ICE Swap Rate
+ 3.79%), 6.25%
(a) (c) (k)
................ 2,450 2,696,720
HSBC Holdings plc , (5-Year EUR Swap Annual +
3.84%), 4.75%
(a) (c) (k)
................. 3,516 3,969,786
ING Groep NV , (USISSO05 + 4.36%), 8.00%
(a) (c)
(k)
............................. USD 2,072 2,181,490
Intesa Sanpaolo SpA
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13%
(c)
....................... EUR 980 1,262,997
(5-Year EURIBOR ICE Swap Rate + 3.03%),
5.50%
(c)
....................... 475 519,810
JPMorgan Chase & Co. , Series KK , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.85%), 3.65%
(a) (k)
........... USD 230 228,945
KBC Group NV , (5-Year EURIBOR ICE Swap
Rate + 3.99%), 6.25%
(a) (c) (k)
............ EUR 800 938,694
Lloyds Banking Group plc
(a)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75% .... USD 362 363,533
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 5.88%), 8.50% ........... GBP 2,694 3,674,731
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)
....................... 498 673,107
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... USD 200 209,912
National Bank of Greece SA , (5-Year EURIBOR
ICE Swap Rate + 3.32%), 5.80%
(a) (c) (k)
..... EUR 600 661,800
NatWest Group plc , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (k)
.................. USD 289 312,850
Piraeus Bank SA , (5-Year EURIBOR ICE Swap
Rate + 3.70%), 6.13%
(a) (c) (k)
............ EUR 1,366 1,495,745
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (k)
. USD 162 163,421
Societe Generale SA
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38% .... 1,906 1,992,864
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38% .... 645 604,537
Toronto-Dominion Bank (The) , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25% , 07/31/84
(a)
..... 1,008 1,025,358
Unicaja Banco SA , (5-Year EUR Swap Annual +
5.02%), 4.88%
(a) (c) (k)
................. EUR 1,200 1,385,286

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
UniCredit SpA , (5-Year EURIBOR ICE Swap
Rate + 4.21%), 6.50%
(a) (c) (k)
............ EUR 1,102 $ 1,311,824
88,018,251
Broadline Retail — 0.0%
Rakuten Group, Inc. , (5-Year EUR Swap Annual
+ 4.74%), 4.25%
(a) (c) (k)
................ 1,507 1,688,938
Capital Markets — 0.2%
(a)
Brookfield Finance, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30% , 01/15/55 .............. USD 690 660,907
Charles Schwab Corp. (The) , Series K , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.26%), 5.00%
(k)
...... 134 132,526
Deutsche Bank AG
(k)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(c)
....................... EUR 1,200 1,340,995
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(c)
....................... 1,400 1,638,417
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c)
....................... 2,400 2,913,039
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c)
....................... 600 705,275
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c)
....................... 2,000 2,393,395
(5-Year EURIBOR ICE Swap Rate + 4.04%),
6.75%
(c)
....................... 1,400 1,595,940
Goldman Sachs Group, Inc. (The)
(k)
Series U , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65% ........................ USD 357 353,810
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13% ........................ 332 327,479
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 336 342,489
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 1,477 1,469,315
State Street Corp. , (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 4.94% , 06/15/47 ... 1,115 967,721
UBS Group AG
(k)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b)
... 200 213,165
(USISSO05 + 3.08%), 7.00%
(b)
......... 1,130 1,119,122
(USISSO05 + 3.12%), 6.60%
(b)
......... 200 195,207
(USISSO05 + 3.24%), 6.63%
(b)
......... 793 772,203
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)
... 2,400 2,117,278
(USISSO05 + 4.16%), 7.75%
(b)
......... 1,583 1,631,156
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b)
... 2,391 2,692,838
(USISSO05 + 3.18%), 7.13%
(b)
......... 1,390 1,363,409
(USISSO05 + 3.30%), 7.00%
(b)
......... 1,365 1,326,886
(USISSO05 + 3.32%), 7.00%
(b)
......... 600 580,032
26,852,604
Chemicals — 0.0%
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45% , 11/01/55
(a)
.................. 1,384 891,102
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (k)
................. 540 548,164
Security
Par (000)
Par (000) Value
Consumer Finance — 0.0%
(a)(k)
Ally Financial, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............. USD 1,112 $ 1,101,620
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................... 683 675,259
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.00%), 5.70% ....... 654 641,425
Volkswagen International Finance NV
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49%
(c)
....................... EUR 200 230,717
(EUAMDB08 + 3.49%), 5.99%
(c)
......... 600 693,167
3,342,188
Diversified REITs — 0.0%
Unibail-Rodamco-Westfield SE , (5-Year
EURIBOR ICE Swap Rate + 2.43%), 4.75%
(a) (c
) (k)
............................. 1,300 1,486,376
Diversified Telecommunication Services — 0.0%
(a)
British Telecommunications plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38% , 12/20/83
(c)
............ GBP 1,726 2,396,996
Telefonica Emisiones SA
(k)
(5-Year EURIBOR ICE Swap Rate + 1.84%),
4.38%
(c)
....................... EUR 300 334,930
(EUAMDB08 + 2.13%), 4.88%
(c)
......... 400 439,174
3,171,100
Electric Utilities — 0.2%
(a)
Alliant Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.08%), 5.75% , 04/01/56 .............. USD 1,015 986,840
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45% , 09/01/54 .............. 139 143,537
EDP SA , (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75% , 05/29/54
(c)
............ EUR 2,700 3,136,929
Electricite de France SA , (5-Year EURIBOR ICE
Swap Rate + 2.94%), 5.13%
(c) (k)
......... 200 233,125
Enel SpA , (5-Year EURIBOR ICE Swap Rate +
1.66%), 4.13%
(c) (k)
.................. 450 501,278
Eversource Energy
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.52%),
6.10% , 08/15/56 ................. USD 685 676,532
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.33%),
6.35% , 08/15/56 ................. 785 774,368
NextEra Energy Capital Holdings, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.46%),
6.75% , 06/15/54 ................. 412 426,228
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.05%),
6.38% , 08/15/55 ................. 625 636,720
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.55%),
3.80% , 03/15/82 ................. 1,101 1,062,653
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b) (k)
................. 1,396 1,505,894
PG&E Corp.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.88%),
7.38% , 03/15/55 ................. 2,576 2,592,523

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.23%),
6.85% , 09/15/56 ................. USD 1,036 $ 1,023,701
13,700,328
Financial Services — 0.0%
(a)
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00% , 12/15/54 ...... 375 351,600
Corebridge Financial, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38% , 09/15/54 .............. 260 255,536
Nationwide Building Society
(k)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 5.63%), 5.75%
(c)
......... GBP 511 671,268
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.85%), 7.50%
(c)
......... 499 661,466
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.59%), 7.88%
(c)
......... 225 299,236
2,239,106
Gas Utilities — 0.0%
AltaGas Ltd. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20% , 10/15/54
(a) (b)
................. USD 229 232,201
Independent Power and Renewable Electricity Producers — 0.0%
(a)
AES Andes SA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.84%),
8.15% , 06/10/55
(b)
.................. 860 901,495
AES Corp. (The) , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60% , 01/15/55 .............. 308 305,511
Orsted A/S
(5-Year EUR Swap Annual + 1.86%),
1.50% , 02/18/3021
(c)
.............. EUR 823 797,267
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021
(c)
. GBP 886 888,507
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024
(c)
.............. EUR 400 462,257
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b) (k)
........................ USD 1,725 1,727,211
5,082,248
Insurance — 0.0%
(a)(k)
Achmea BV
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63%
(c)
....................... EUR 400 455,146
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13%
(c)
....................... 300 344,365
(5-Year EURIBOR ICE Swap Rate + 3.21%),
5.75%
(c)
....................... 350 376,763
Ageas SA/NV , (5-Year EURIBOR ICE Swap Rate
+ 3.04%), 5.88%
(c)
.................. 600 671,838
Athora Netherlands NV , (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(c)
.......... 863 1,003,817
AXA SA , (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(c)
................... 400 466,042
BNP Paribas Cardif SA , (5-Year EURIBOR ICE
Swap Rate + 3.37%), 6.00%
(c)
.......... 2,800 3,130,955
BUPA Finance plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(c)
......................... GBP 466 503,609
Legal & General Group plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(c)
................... 793 972,451
Security
Par (000)
Par (000) Value
Insurance (continued)
NN Group NV , (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(c)
.................. EUR 1,839 $ 2,067,860
Phoenix Group Holdings plc , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(c)
............ USD 600 624,825
Unipol Assicurazioni SpA , (5-Year EURIBOR ICE
Swap Rate + 3.24%), 6.00%
(c)
.......... EUR 614 688,471
11,306,142
Multi-Utilities — 0.1%
(a)
CenterPoint Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85% , 02/15/55 ................. USD 312 326,902
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00% , 02/15/55 ................. 1,083 1,114,545
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.59%),
6.70% , 05/15/55 ................. 284 287,178
Dominion Energy, Inc.
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 290 306,730
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.21%),
6.63% , 05/15/55 ................. 85 86,301
Sempra , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.79%),
6.88% , 10/01/54 ................... 3,465 3,502,308
Veolia Environnement SA , (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(c) (k)
......... EUR 500 560,587
6,184,551
Oil, Gas & Consumable Fuels — 0.3%
(a)
Enbridge, Inc.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.97%),
7.20% , 06/27/54 ................. USD 414 435,430
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.12%),
7.38% , 03/15/55 ................. 603 633,471
Energy Transfer LP
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(k)
....................... 1,655 1,651,679
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(k)
....................... 3,015 3,068,742
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.02%),
8.00% , 05/15/54 ................. 1,219 1,276,773
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.83%),
7.13% , 10/01/54 ................. 332 337,202
Sunoco LP , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.23%),
7.88%
(b) (k)
........................ 4,222 4,310,772
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86% , 11/15/83
(c)
........ EUR 1,078 1,343,889
Venture Global LNG, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.44%), 9.00%
(b) (k)
.................. USD 3,810 3,794,936
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(c) (k)
...... EUR 1,190 1,389,993
18,242,887

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.0%
(a)(c)
Air France-KLM , (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(k)
.............. EUR 600 $ 674,773
Deutsche Lufthansa AG , (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25% , 01/15/55 .... 1,300 1,471,178
2,145,951
Pharmaceuticals — 0.1%
(c)
Bayer AG
(a)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82
(c)
................ 1,500 1,727,561
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83
(c)
.......... 200 239,793
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83
(c)
................ 1,400 1,715,470
3,682,824
Real Estate Management & Development — 0.1%
Aroundtown Finance SARL
(a)(k)
(5-Year EURIBOR ICE Swap Rate + 3.43%),
5.25%
(c)
....................... 2,961 3,114,329
(5-Year EURIBOR ICE Swap Rate + 3.04%),
5.13%
(c)
....................... 550 573,449
Citycon OYJ , (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a) (c) (k)
................ 658 548,199
Grand City Properties SA , (5-Year EURIBOR ICE
Swap Rate + 2.18%), 1.50%
(a) (c) (k)
........ 1,700 1,925,283
Heimstaden Bostad AB
(a)(k)
(5-Year EUR Swap Annual + 3.15%), 2.63%
(c)
1,725 1,929,693
(5-Year EURIBOR ICE Swap Rate + 2.53%),
5.00%
(c)
....................... 300 322,765
Vivion Investments SARL
(5-Year EURIBOR ICE Swap Rate + 6.16%),
8.13%
(a) (c) (k)
..................... 900 870,555
9,284,273
Wireless Telecommunication Services — 0.0%
(c)
Telefonica Europe BV
(a)(k)
(7-Year EUR Swap Annual + 3.35%), 6.14%
(c)
1,200 1,440,561
(EUAMDB08 + 3.12%), 5.75%
(c)
......... 700 826,850
2,267,411
Total Capital Trusts — 2 .0%
(Cost: $ 199,101,297 ) .............................. 205,148,590
Shares
Shares
Preferred Stocks — 0.0%
Automobiles — 0.0%
Porsche Automobil Holding SE (Preference) ... 2,648 96,962
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 66,930 5,170,287
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 2,876 54,648
Veritas Newco, Series G-1 ............... 1,987 37,746
92,394
Total Preferred Stocks — 0.0%
(Cost: $ 5,510,569 ) ............................... 5,359,643
Total Preferred Securities — 2 .0%
(Cost: $ 204,611,866 ) .............................. 210,508,233
Security
Shares
Shares Value
Rights
Industrial REITs — 0.0%
CapitaLand Ascendas REIT ( Expires 04/15/26 ,
Strike Price SGD 2.35 )
(e)
.............. 20,045 $ 2,048
Total Rights — 0.0%
(Cost: $ — ) ..................................... 2,048
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.42% , 04/25/28
(a) (b)
................. USD 4,627 4,349,866
Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ,
2.02% , 05/01/30 ................... 3,831 3,528,003
Total U.S. Government Sponsored Agency Securities — 0 .1%
(Cost: $ 8,087,910 ) ............................... 7,877,869
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
1,841 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 93.7%
(Cost: $ 9,450,249,983 ) ............................ 9,642,923,317
Par (000)
Pa r (000)
Short-Term Securities
Foreign Government Obligations — 0.5%
Brazil — 0.3%
Letras do Tesouro Nacional Treasury Bills
(s)
12.83% , 10/01/26 .................. BRL 128 23,053,431
13.27% , 01/01/30 .................. 28 3,386,030
26,439,461
Egypt — 0.1%
Arab Republic of Egypt Treasury Bills , 22.55% ,
05/05/26
(s)
....................... EGP 285,200 5,120,891
Mexico — 0.1%
Mexico Cetes Treasury Bills
(s)
0.00% , 08/06/26 ................... MXN 11,690 6,363,200
99.57% , 03/18/27 .................. 16,470 8,576,999
14,940,199
Total Foreign Government Obligations — 0 .5%
(Cost: $ 47,722,508 ) ............................... 46,500,551

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Money Market Funds — 8.7%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(u)
................... 211,839,234 $ 211,881,601
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 688,009,135 688,009,135
Total Money Market Funds — 8 .7%
(Cost: $ 899,931,146 ) .............................. 899,890,736
Total Short-Term Securities — 9.2%
(Cost: $ 947,653,654 ) .............................. 946,391,287
Total Options Purchased — 0.0%
( Cost: $ 1,510,278 ) ............................... 940,685
Total Investments Before Options Written — 102 .9%
(Cost: $ 10,399,413,915 ) ............................ 10,590,255,289
Total Options Written — (0.0) %
(Premium Received — $ (1,173,480) ) ................... (1,019,502)
Total Investments Net of Options Written — 102 .9%
(Cost: $ 10,398,240,435 ) ............................ 10,589,235,787
Liabilities in Excess of Other Assets — (2.9) % ............. (295,855,481)
Net Assets — 100.0% ...............................
$ 10,293,380,306
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,057,999, representing 0.13% of its net assets as of period end, and an original cost of $12,355,251.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security is held by a wholly-owned subsidiary.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 256,829,462 $ — $ (44,915,554)
(a)
$ 22,852 $ (55,159) $ 211,881,601 211,839,234 $ 917,038
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 652,613,416 35,395,719
(a)
— — — 688,009,135 688,009,135 13,818,230 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 199,780,796 — (200,330,461) 1,957,582 (1,407,917) — — 1,085,714 —
iShares 5-10 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 219,135,324 — (222,081,648) 2,699,359 246,965 — — 3,819,001 —
iShares Core 1-5 Year USD
Bond ETF
(c)
.......... 55,124,727 — (55,212,225) 393,634 (306,136) — — 193,198 —
iShares Core Dividend Growth
ETF
(c)
.............. 304,953,227 44,653,827 (361,645,692) 27,796,083 (15,757,445) — — 216,311 —
iShares Core MSCI Emerging
Markets ETF .......... — 213,010,346 (123,811,617) 8,215,735 3,666,329 101,080,793 1,449,187 3,609,117 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 213,066,320 — — — (2,173,604) 210,892,716 2,650,738 8,288,023 —
$ 41,085,245 $ (15,786,967) $ 1,211,864,245 $ 31,946,632 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 5,691 06/18/26 $ 631,612 $ 1,922,087
U.S. Treasury Ultra Bond ..................................................... 1,932 06/18/26 224,716 (8,167,502)
MSCI EAFE Index ......................................................... 12 06/19/26 1,741 12,555
U.S. Treasury 5-Year Note .................................................... 23,669 06/30/26 2,560,320 (16,466,412)
(22,699,272)
Short Contracts
EUR Currency ............................................................ 403 06/15/26 58,362 233,691
GBP Currency ............................................................ 507 06/15/26 41,910 255,182
S&P 500 E-Mini Index ....................................................... 206 06/18/26 67,679 (421,537)
U.S. Treasury 10-Year Note ................................................... 41 06/18/26 4,550 94,350
U.S. Treasury 10-Year Ultra Note ............................................... 103 06/18/26 11,684 221,138
U.S. Treasury Long Bond ..................................................... 56 06/18/26 6,363 181,515
U.S. Treasury Ultra Bond ..................................................... 25 06/18/26 2,908 102,243
666,582
$ (22,032,690)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 210,935,336 USD 39,986,815 Barclays Bank plc 04/02/26 $ 735,471
BRL 11,164,522 USD 2,131,000 Citibank NA 04/02/26 24,376
BRL 10,140,372 USD 1,911,474 JPMorgan Chase Bank NA 04/02/26 46,183
BRL 7,006,584 USD 1,321,000 Morgan Stanley & Co. International plc 04/02/26 31,662
USD 17,328,295 BRL 89,641,869 Citibank NA 04/02/26 22,414
AUD 1,699,000 USD 1,169,985 Bank of America NA 04/16/26 2,029
AUD 8,659,000 USD 5,816,952 Deutsche Bank AG 04/16/26 156,251
CAD 24,000 USD 17,233 UBS AG 04/16/26 30
CHF 474,000 USD 593,295 Bank of America NA 04/16/26 458
CHF 37,000 USD 46,333 Barclays Bank plc 04/16/26 15
EUR 175,000 USD 201,067 Bank of America NA 04/16/26 1,346
EUR 99,094 USD 114,469 Credit Agricole Corporate & Investment Bank SA 04/16/26 148
EUR 693,000 USD 796,207 UBS AG 04/16/26 5,350
JPY 26,327,000 USD 165,892 Barclays Bank plc 04/16/26 214
JPY 81,821,000 USD 512,589 Deutsche Bank AG 04/16/26 3,646
USD 2,566,527 AUD 3,669,000 Bank of America NA 04/16/26 35,556
USD 203,655 AUD 290,000 Barclays Bank plc 04/16/26 3,605
USD 206,368 AUD 290,000 Deutsche Bank AG 04/16/26 6,318
USD 2,417,213 AUD 3,408,000 UBS AG 04/16/26 66,286
USD 1,936,858 CAD 2,632,000 Bank of America NA 04/16/26 43,656
USD 2,326,563 CAD 3,209,000 Deutsche Bank AG 04/16/26 18,325
USD 2,757,408 CAD 3,762,000 UBS AG 04/16/26 51,396
USD 3,921,565 CHF 3,081,000 Bank of America NA 04/16/26 62,174
USD 6,286,677 CHF 4,883,000 Barclays Bank plc 04/16/26 170,022
USD 128,328 CHF 99,000 Deutsche Bank AG 04/16/26 4,316
USD 496,322 CHF 383,000 UBS AG 04/16/26 16,560
USD 324,518 DKK 2,081,000 Bank of America NA 04/16/26 2,382
USD 2,766,638 DKK 17,630,000 Barclays Bank plc 04/16/26 37,539
USD 4,565,485 EUR 3,938,000 Bank of America NA 04/16/26 10,604
USD 382,196 EUR 330,000 Barclays Bank plc 04/16/26 502
USD 10,273,422 EUR 8,732,000 Deutsche Bank AG 04/16/26 173,571
USD 14,280,487 EUR 12,184,578 Morgan Stanley & Co. International plc 04/16/26 187,216
USD 969,920 EUR 827,371 State Street Bank and Trust Co. 04/16/26 12,943
USD 467,375 EUR 402,000 UBS AG 04/16/26 2,403
USD 2,217,781 GBP 1,639,000 Deutsche Bank AG 04/16/26 48,452

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 57,983,892 GBP 43,680,000 UBS AG 04/16/26 $ 170,417
USD 128,004 GBP 95,000 Westpac Banking Corp. 04/16/26 2,265
USD 933,581 HKD 7,307,000 Bank of New York Mellon 04/16/26 936
USD 854,942 HKD 6,652,000 Deutsche Bank AG 04/16/26 5,900
USD 2,704,568 HKD 21,130,000 UBS AG 04/16/26 7,594
USD 1,758,071 JPY 274,968,000 Bank of America NA 04/16/26 23,208
USD 196,351 JPY 30,339,000 Barclays Bank plc 04/16/26 4,932
USD 1,539,796 JPY 239,359,000 Deutsche Bank AG 04/16/26 29,603
USD 255,587 JPY 38,836,000 UBS AG 04/16/26 10,558
USD 2,063,502 KRW 3,060,669,000 Bank of America NA 04/16/26 28,090
USD 1,711,796 KRW 2,504,202,000 UBS AG 04/16/26 46,447
USD 168,414 NZD 281,000 Bank of America NA 04/16/26 6,860
USD 1,527,235 NZD 2,640,000 Deutsche Bank AG 04/16/26 9,434
USD 2,838,555 SGD 3,624,000 Barclays Bank plc 04/16/26 16,909
USD 620,769 SGD 790,000 Citibank NA 04/16/26 5,675
USD 2,951,552 SGD 3,753,000 UBS AG 04/16/26 29,466
USD 413,183 SGD 527,000 Westpac Banking Corp. 04/16/26 2,861
COP 7,918,796,000 USD 2,131,000 HSBC Bank plc 04/24/26 11,034
COP 37,842,187,500 USD 10,125,000 Morgan Stanley & Co. International plc 04/24/26 111,312
HUF 499,596,200 USD 1,492,000 Barclays Bank plc 04/24/26 7,867
HUF 1,034,140,980 USD 3,089,000 Morgan Stanley & Co. International plc 04/24/26 15,655
THB 35,234,498 USD 1,066,000 Morgan Stanley & Co. International plc 04/24/26 4,330
USD 2,131,086 AUD 3,089,000 Barclays Bank plc 04/24/26 422
USD 1,068,492 AUD 1,520,500 JPMorgan Chase Bank NA 04/24/26 19,714
USD 2,131,000 KRW 3,202,824,574 Citibank NA 04/24/26 584
USD 3,196,500 SGD 4,065,343 Canadian Imperial Bank of Commerce 04/24/26 29,248
USD 2,131,000 ZAR 35,847,601 Credit Agricole Corporate & Investment Bank SA 04/24/26 16,174
ZAR 25,479,481 USD 1,492,000 Morgan Stanley & Co. International plc 04/24/26 11,159
USD 5,688,674 PHP 330,000,000 Citibank NA 04/27/26 251,128
PHP 362,951,150 USD 5,968,610 Barclays Bank plc 04/28/26 11,435
USD 6,247,761 CLP 5,415,830,670 Citibank NA 04/28/26 397,749
USD 4,910,609 CLP 4,545,288,770 HSBC Bank plc 04/28/26 929
USD 12,088,206 CZK 248,092,123 Societe Generale SA 04/28/26 400,557
USD 6,625,074 EUR 5,603,008 Deutsche Bank AG 04/28/26 140,319
USD 5,473,658 HUF 1,770,504,460 Canadian Imperial Bank of Commerce 04/28/26 159,962
USD 6,299,962 IDR 106,569,524,333 Citibank NA 04/28/26 23,124
USD 2,530,865 MXN 44,936,736 Morgan Stanley & Co. International plc 04/28/26 29,108
USD 21,930,478 MXN 380,192,170 State Street Bank and Trust Co. 04/28/26 764,092
USD 2,127,537 MYR 8,304,840 Credit Agricole Corporate & Investment Bank SA 04/28/26 74,557
USD 6,565,388 PEN 22,092,530 Societe Generale SA 04/28/26 226,043
USD 22,657,996 PHP 1,318,287,540 Barclays Bank plc 04/28/26 937,665
USD 5,949,328 RON 25,783,541 Barclays Bank plc 04/28/26 112,315
USD 8,178,600 THB 252,945,280 HSBC Bank plc 04/28/26 492,077
USD 16,510,772 ZAR 265,374,336 Morgan Stanley & Co. International plc 04/28/26 860,064
USD 2,382,947 ZAR 38,662,311 State Street Bank and Trust Co. 04/28/26 102,800
BRL 104,919,420 USD 19,754,000 Barclays Bank plc 05/05/26 368,752
COP 53,244,274,198 USD 13,860,822 Citibank NA 05/11/26 481,803
COP 11,857,961,650 USD 3,047,536 JPMorgan Chase Bank NA 05/11/26 146,691
INR 1,218,633,068 USD 12,787,000 Citibank NA 05/27/26 92,596
USD 4,262,000 INR 402,586,389 Citibank NA 05/27/26 7,110
BRL 12,994,547 USD 2,337,485 JPMorgan Chase Bank NA 06/02/26 137,733
USD 3,259,768 CAD 4,449,000 Toronto Dominion Bank 06/17/26 50,857
USD 320,129 GBP 241,000 JPMorgan Chase Bank NA 06/17/26 1,215
USD 1,721,537 GBP 1,296,000 Toronto Dominion Bank 06/17/26 6,548
INR 203,617,050 USD 2,131,000 Citibank NA 07/06/26 8,989
COP 11,857,961,650 USD 3,062,688 Citibank NA 07/07/26 94,613
COP 15,274,411,330 USD 3,944,519 JPMorgan Chase Bank NA 07/07/26 122,446
USD 1,479,604 COP 5,541,115,932 JPMorgan Chase Bank NA 07/07/26 4,226
USD 8,513,301 MXN 153,072,988 Barclays Bank plc 07/10/26 46,059
USD 8,059,246 PLN 29,613,957 BNP Paribas SA 08/06/26 86,974
USD 2,657,456 PLN 9,868,701 HSBC Bank plc 08/06/26 737
MXN 196,052,000 USD 10,411,356 Morgan Stanley & Co. International plc 08/18/26 395,527

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 22,000,504 MXN 392,104,000 HSBC Bank plc 08/18/26 $ 386,740
10,035,613
BRL 78,823,287 USD 15,237,000 Citibank NA 04/02/26 (19,709)
USD 19,754,000 BRL 104,261,612 Barclays Bank plc 04/02/26 (374,307)
USD 5,324,420 BRL 29,684,592 Deutsche Bank AG 04/02/26 (406,360)
USD 15,548,699 BRL 85,494,520 JPMorgan Chase Bank NA 04/02/26 (956,511)
USD 1,066,000 BRL 5,608,226 Societe Generale SA 04/02/26 (16,700)
USD 977,685 BRL 5,122,384 State Street Bank and Trust Co. 04/02/26 (11,221)
AUD 2,157,000 USD 1,506,803 Bank of America NA 04/16/26 (18,849)
AUD 1,443,000 USD 1,017,352 Barclays Bank plc 04/16/26 (21,933)
AUD 1,148,000 USD 797,071 Deutsche Bank AG 04/16/26 (5,151)
AUD 5,566,000 USD 3,912,600 UBS AG 04/16/26 (73,029)
AUD 1,718,000 USD 1,187,897 Westpac Banking Corp. 04/16/26 (2,776)
CAD 5,295,000 USD 3,834,442 Bank of America NA 04/16/26 (25,741)
CAD 11,010,000 USD 8,077,510 Barclays Bank plc 04/16/26 (158,000)
CAD 3,197,000 USD 2,324,636 Deutsche Bank AG 04/16/26 (25,030)
CAD 3,531,000 USD 2,594,238 UBS AG 04/16/26 (54,384)
CHF 934,000 USD 1,194,385 Bank of America NA 04/16/26 (24,417)
CHF 1,385,000 USD 1,792,345 UBS AG 04/16/26 (57,435)
DKK 19,711,000 USD 3,124,768 Barclays Bank plc 04/16/26 (73,534)
EUR 2,163,000 USD 2,557,296 Bank of America NA 04/16/26 (55,465)
EUR 230,000 USD 266,987 Bank of New York Mellon 04/16/26 (958)
EUR 3,617,000 USD 4,235,198 Barclays Bank plc 04/16/26 (51,601)
EUR 53,581 USD 62,797 Canadian Imperial Bank of Commerce 04/16/26 (823)
EUR 5,381,000 USD 6,340,049 UBS AG 04/16/26 (116,125)
EUR 1,339,000 USD 1,580,390 Westpac Banking Corp. 04/16/26 (31,638)
GBP 870,000 USD 1,183,992 Bank of America NA 04/16/26 (32,487)
GBP 257,000 USD 354,177 Deutsche Bank AG 04/16/26 (14,021)
GBP 1,553,000 USD 2,093,468 UBS AG 04/16/26 (37,966)
HKD 17,818,000 USD 2,290,891 Bank of New York Mellon 04/16/26 (16,653)
JPY 150,706,000 USD 958,494 Barclays Bank plc 04/16/26 (7,641)
JPY 332,095,000 USD 2,136,378 Deutsche Bank AG 04/16/26 (41,083)
JPY 428,621,000 USD 2,749,916 UBS AG 04/16/26 (45,606)
KRW 2,473,829,000 USD 1,691,172 Deutsche Bank AG 04/16/26 (46,021)
KRW 2,117,358,000 USD 1,480,004 UBS AG 04/16/26 (71,914)
NZD 5,638,000 USD 3,294,426 Bank of America NA 04/16/26 (53,000)
NZD 1,708,000 USD 1,005,664 Barclays Bank plc 04/16/26 (23,693)
NZD 834,000 USD 492,038 Westpac Banking Corp. 04/16/26 (12,551)
SGD 1,901,000 USD 1,512,320 Bank of New York Mellon 04/16/26 (32,202)
SGD 2,212,000 USD 1,749,981 Barclays Bank plc 04/16/26 (27,718)
SGD 1,116,000 USD 880,973 UBS AG 04/16/26 (12,056)
USD 2,456,166 AUD 3,579,000 Bank of America NA 04/16/26 (12,721)
USD 357,124 AUD 524,000 Deutsche Bank AG 04/16/26 (4,345)
USD 46,918,758 EUR 40,850,000 Bank of America NA 04/16/26 (330,322)
USD 1,388,666 EUR 1,208,000 Barclays Bank plc 04/16/26 (8,565)
USD 2,205,677 EUR 1,908,000 Deutsche Bank AG 04/16/26 (1,208)
USD 351,986,050 EUR 306,490,000 Natwest Markets plc 04/16/26 (2,515,062)
USD 209,045 JPY 33,152,000 Bank of America NA 04/16/26 (122)
CHF 1,668,334 USD 2,131,000 Bank of America NA 04/24/26 (39,163)
CLP 6,310,409,600 USD 6,820,000 Barclays Bank plc 04/24/26 (4,215)
CNY 21,965,920 USD 3,196,500 JPMorgan Chase Bank NA 04/24/26 (1,715)
COP 4,713,792,870 USD 1,279,000 Citibank NA 04/24/26 (3,919)
CZK 156,929,135 USD 7,457,000 HSBC Bank plc 04/24/26 (64,438)
EUR 4,556,750 USD 5,298,758 Bank of America NA 04/24/26 (26,008)
IDR 180,331,613,000 USD 10,655,000 Citibank NA 04/24/26 (32,566)
INR 1,198,372,066 USD 12,787,000 JPMorgan Chase Bank NA 04/24/26 (46,524)
JPY 336,861,937 USD 2,131,000 Bank of America NA 04/24/26 (3,861)
KRW 6,394,678,160 USD 4,264,000 HSBC Bank plc 04/24/26 (10,465)
KRW 3,164,492,380 USD 2,131,000 JPMorgan Chase Bank NA 04/24/26 (26,081)
MXN 398,201,058 USD 22,376,000 Bank of America NA 04/24/26 (199,571)
MYR 75,147,158 USD 19,179,000 Credit Agricole Corporate & Investment Bank SA 04/24/26 (603,606)
PEN 9,220,024 USD 2,661,000 Citibank NA 04/24/26 (14,817)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 60,275,939 USD 16,411,000 Canadian Imperial Bank of Commerce 04/24/26 $ (174,361)
SGD 4,066,687 USD 3,196,500 Canadian Imperial Bank of Commerce 04/24/26 (28,201)
THB 578,272,442 USD 17,688,500 HSBC Bank plc 04/24/26 (122,120)
USD 1,066,000 CLP 994,045,000 Citibank NA 04/24/26 (7,654)
USD 12,787,000 INR 1,211,696,120 Citibank NA 04/24/26 (95,130)
USD 777,849 MXN 14,045,571 JPMorgan Chase Bank NA 04/24/26 (4,370)
USD 1,353,151 MXN 24,407,328 Morgan Stanley & Co. International plc 04/24/26 (6,131)
USD 1,279,000 MXN 23,154,206 Societe Generale SA 04/24/26 (10,493)
USD 2,131,000 PEN 7,458,393 Deutsche Bank AG 04/24/26 (9,588)
USD 2,131,000 PHP 129,969,690 Barclays Bank plc 04/24/26 (11,048)
ZAR 25,208,235 USD 1,492,000 Citibank NA 04/24/26 (4,843)
ZAR 312,011,711 USD 18,547,000 HSBC Bank plc 04/24/26 (139,901)
EUR 1,906,091 USD 2,207,009 BNP Paribas SA 04/28/26 (956)
MXN 113,203,724 USD 6,320,956 Bank of America NA 04/28/26 (18,581)
MXN 25,281,888 USD 1,452,158 HSBC Bank plc 04/28/26 (44,643)
MXN 196,052,000 USD 11,032,402 JPMorgan Chase Bank NA 04/28/26 (117,626)
PEN 5,716,130 USD 1,660,941 Bank of America NA 04/28/26 (20,725)
PEN 8,707,020 USD 2,515,898 Citibank NA 04/28/26 (17,461)
PEN 2,447,940 USD 703,482 HSBC Bank plc 04/28/26 (1,057)
PHP 146,896,746 USD 2,485,142 Barclays Bank plc 04/28/26 (64,846)
THB 252,945,280 USD 8,158,004 JPMorgan Chase Bank NA 04/28/26 (471,481)
USD 6,339,431 MXN 114,179,793 State Street Bank and Trust Co. 04/28/26 (17,285)
USD 5,546,661 RON 24,523,729 JPMorgan Chase Bank NA 04/28/26 (5,149)
ZAR 15,680,000 USD 947,078 Citibank NA 04/28/26 (22,335)
ZAR 73,220,345 USD 4,342,450 JPMorgan Chase Bank NA 04/28/26 (24,209)
PEN 14,251,702 USD 4,262,000 Citibank NA 05/04/26 (173,840)
USD 37,618,472 BRL 199,802,992 Barclays Bank plc 05/05/26 (702,233)
USD 3,197,000 BRL 16,829,967 Citibank NA 05/05/26 (30,861)
USD 3,104,178 COP 11,857,961,650 Citibank NA 05/11/26 (90,049)
USD 13,865,344 COP 53,244,274,197 JPMorgan Chase Bank NA 05/11/26 (477,278)
EGP 29,490,000 USD 537,648 Morgan Stanley & Co. International plc 05/21/26 (20,093)
USD 2,364,824 BRL 13,185,787 JPMorgan Chase Bank NA 06/02/26 (146,822)
USD 16,644,725 EUR 14,428,000 Bank of New York Mellon 06/17/26 (90,550)
USD 176,498 EUR 153,000 Barclays Bank plc 06/17/26 (969)
USD 7,916,868 EUR 6,867,000 Societe Generale SA 06/17/26 (48,278)
USD 5,536,638 EUR 4,800,000 Toronto Dominion Bank 06/17/26 (30,961)
USD 1,489,962 HUF 500,411,319 Credit Agricole Corporate & Investment Bank SA 06/29/26 (5,803)
USD 11,043,935 COP 42,759,355,585 Citibank NA 07/07/26 (341,171)
USD 5,956,851 COP 22,721,318,863 JPMorgan Chase Bank NA 07/07/26 (92,927)
USD 2,653,461 IDR 45,364,904,036 Credit Agricole Corporate & Investment Bank SA 08/03/26 (7,463)
USD 589,736 IDR 10,057,948,992 Morgan Stanley & Co. International plc 08/03/26 (223)
USD 6,271,451 ZAR 108,829,922 Citibank NA 08/17/26 (90,595)
USD 1,279,000 INR 123,832,780 HSBC Bank plc 10/01/26 (9,756)
(10,805,669)
$ (770,056)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ One-Touch HSBC Bank plc 04/09/26 KRW 1,415.00 KRW 1,415.00 USD 213 $ 991
USD Currency ................ One-Touch Standard Chartered Bank 05/11/26 INR 89.00 INR 89.00 USD 426 5,863
EUR Currency ................ One-Touch Bank of America NA 05/14/26 MXN 19.80 MXN 19.80 EUR 179 4,821
EUR Currency ................ One-Touch Deutsche Bank AG 06/04/26 USD 1.13 USD 1.13 EUR 550 86,502
$ 98,177
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Nasdaq-100 E-Mini Index ...................... 6 09/18/26 USD 29,500.00 USD 2,895 $ 6,990
Nasdaq-100 Index ........................... 3 09/18/26 USD 29,500.00 USD 7,122 17,842
$ 24,832
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Morgan Stanley & Co. International plc 04/01/26 ZAR 16.60 USD 4,262 $ 80,089
EUR Currency ........................... Citibank NA 04/09/26 BRL 6.29 EUR 1,820 989
USD Currency ........................... Morgan Stanley & Co. International plc 04/09/26 THB 32.00 USD 6,393 117,338
USD Currency ........................... HSBC Bank plc 04/13/26 CLP 910.00 USD 2,131 49,827
USD Currency ........................... JPMorgan Chase Bank NA 04/22/26 MXN 18.10 USD 4,475 43,497
USD Currency ........................... Standard Chartered Bank 04/22/26 THB 33.00 USD 4,262 26,305
USD Currency ........................... HSBC Bank plc 04/27/26 BRL 5.45 USD 4,262 18,390
USD Currency ........................... Bank of America NA 05/22/26 ZAR 17.10 USD 4,262 86,758
USD Currency ........................... Morgan Stanley & Co. International plc 05/22/26 COP 3,850.00 USD 4,262 41,812
USD Currency ........................... Morgan Stanley & Co. International plc 05/27/26 COP 3,920.00 USD 4,262 32,223
497,228
Put
EUR Currency ........................... Deutsche Bank AG 04/01/26 USD 1.17 EUR 5,454 48,471
USD Currency ........................... HSBC Bank plc 04/01/26 HUF 333.00 USD 4,262 17,314
USD Currency ........................... Morgan Stanley & Co. International plc 04/08/26 HUF 335.00 USD 6,393 91,792
USD Currency ........................... Deutsche Bank AG 04/13/26 CLP 850.00 USD 2,131 132
EUR Currency ........................... Societe Generale SA 04/15/26 USD 1.14 EUR 5,584 13,644
USD Currency ........................... Barclays Bank plc 04/28/26 HUF 333.00 USD 4,262 96,632
USD Currency ........................... HSBC Bank plc 01/08/27 INR 92.40 USD 8,524 52,463
320,448
$ 817,676
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. HSBC Bank plc 04/09/26 BRL 6.29 EUR 1,820 $ (989)
USD Currency ............................. HSBC Bank plc 04/09/26 KRW 1,480.00 USD 1,066 (20,326)
USD Currency ............................. Bank of New York Mellon 04/16/26 CNH 6.86 USD 8,524 (39,537)
USD Currency ............................. Societe Generale SA 04/23/26 CNH 6.88 USD 4,262 (14,296)
USD Currency ............................. HSBC Bank plc 04/27/26 BRL 5.70 USD 6,393 (8,978)
EUR Currency ............................. Bank of America NA 05/14/26 MXN 20.90 EUR 1,793 (25,339)
EUR Currency ............................. Deutsche Bank AG 05/14/26 MXN 20.50 EUR 1,854 (45,515)
USD Currency ............................. BNP Paribas SA 05/14/26 CLP 910.00 USD 2,131 (66,769)
USD Currency ............................. Standard Chartered Bank 05/14/26 INR 92.80 USD 4,262 (80,772)
USD Currency ............................. Citibank NA 05/22/26 ZAR 17.10 USD 4,262 (86,757)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 4,000.00 USD 2,131 (8,720)
USD Currency ............................. Morgan Stanley & Co. International plc 05/27/26 COP 4,200.00 USD 6,393 (11,201)
USD Currency ............................. HSBC Bank plc 06/04/26 INR 95.50 USD 4,262 (36,084)
EUR Currency ............................. Morgan Stanley & Co. International plc 06/08/26 HUF 410.00 EUR 1,844 (16,953)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.35 USD 3,197 (75,785)
USD Currency ............................. Bank of America NA 09/28/26 ZAR 17.40 USD 2,131 (71,536)
–
(609,557)
–
Put
USD Currency ............................. Barclays Bank plc 04/01/26 HUF 333.00 USD 4,262 (17,314)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ............................. HSBC Bank plc 04/09/26 KRW 1,445.00 USD 1,066 $ (377)
USD Currency ............................. HSBC Bank plc 04/13/26 CLP 850.00 USD 2,131 (132)
USD Currency ............................. HSBC Bank plc 04/16/26 COP 3,700.00 USD 2,131 (26,204)
EUR Currency ............................. Citibank NA 04/23/26 BRL 6.15 EUR 2,714 (84,609)
EUR Currency ............................. Deutsche Bank AG 05/14/26 MXN 20.50 EUR 1,854 (11,846)
EUR Currency ............................. Societe Generale SA 05/14/26 USD 1.12 EUR 2,792 (6,935)
USD Currency ............................. BNP Paribas SA 05/14/26 CLP 910.00 USD 2,131 (30,909)
USD Currency ............................. Barclays Bank plc 05/18/26 HUF 330.00 USD 4,262 (88,719)
USD Currency ............................. Morgan Stanley & Co. International plc 05/22/26 COP 3,600.00 USD 2,131 (16,848)
USD Currency ............................. Standard Chartered Bank 05/22/26 THB 32.00 USD 4,262 (43,915)
USD Currency ............................. Morgan Stanley & Co. International plc 06/29/26 BRL 5.25 USD 3,197 (78,207)
–
(406,015)
–
$ (1,015,572)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.86% Annual 6-mo. PRIBOR Semi-Annual
JPMorgan Chase
Bank NA 05/05/26 3 .86 % CZK 169,539 $ (3,930)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 120,415 $ 91,029 $ 29,386
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 6,926 125,047 117,328 7,719
$ 245,462 $ 208,357 $ 37,105
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.91% Monthly 1-day TIIEOIS Monthly N/A 09/11/26 MXN 148,225 $ (3,861) $ — $ (3,861)
3.72% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 101,850 33,059 — 33,059
3.71% Annual 6-mo. PRIBOR Semi-Annual N/A 12/17/27 CZK 33,950 11,408 — 11,408
1-day
BZDIOVER At Termination 13.73% At Termination N/A 01/03/28 BRL 13,335 (255) — (255)
1-day
BZDIOVER At Termination 13.80% At Termination N/A 01/03/28 BRL 1,619 291 — 291
3.35% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 66,123 21,498 — 21,498

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.33% Quarterly 3-mo. KLIBOR Quarterly N/A 03/18/28 MYR 22,041 $ 9,074 $ — $ 9,074
3-mo. JIBAR Quarterly 7.30% Quarterly 06/17/26
(a)
06/17/28 ZAR 33,000 (5,338) — (5,338)
1-week
CNREPOFIX_
CFXS Quarterly 1.52% Quarterly N/A 12/17/28 CNY 15,557 705 — 705
1-week
CNREPOFIX_
CFXS Quarterly 1.53% Quarterly N/A 12/17/28 CNY 46,671 5,032 — 5,032
6-mo. PRIBOR Semi-Annual 3.88% Annual N/A 12/17/30 CZK 44,960 (43,209) — (43,209)
6-mo. PRIBOR Semi-Annual 3.95% Annual N/A 12/17/30 CZK 55,382 (44,719) — (44,719)
1-day
BZDIOVER At Termination 13.18% At Termination N/A 01/02/31 BRL 12,369 (50,598) — (50,598)
1-day TIIEOIS Monthly 7.60% Monthly N/A 03/04/31 MXN 95,000 (111,917) — (111,917)
3.62% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,828 15,834 — 15,834
3.58% Annual 6-mo. PRIBOR Semi-Annual N/A 03/18/31 CZK 9,798 16,519 — 16,519
3.74% Annual 6-mo. WIBOR Semi-Annual N/A 03/18/31 PLN 22,775 221,048 — 221,048
1-day TIIEOIS Monthly 8.05% Monthly N/A 03/21/31 MXN 27,615 (4,551) — (4,551)
1-day TIIEOIS Monthly 8.17% Monthly 04/06/26
(a)
03/31/31 MXN 7,900 — — —
1-day THOR Quarterly 1.62% Quarterly 06/17/26
(a)
06/17/31 THB 249,068 (56,333) — (56,333)
6-mo. PRIBOR Semi-Annual 4.37% Annual 06/17/26
(a)
06/17/31 CZK 51,473 (5,571) — (5,571)
1-day MIBOR Semi-Annual 6.51% Semi-Annual 06/17/26
(a)
06/17/31 INR 680,162 (98,773) — (98,773)
4.40% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 8,842 22,423 — 22,423
4.12% Annual 6-mo. WIBOR Semi-Annual 06/17/26
(a)
06/17/31 PLN 8,842 51,516 — 51,516
$ (16,718) $ — $ (16,718)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 45.V1 ... 5 .00 % Quarterly Goldman Sachs International 12/20/30 USD 4,352 $ (543,313) $ (600,805) $ 57,492
Markit CDX North American High
Yield Index Series 45.V2 ... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/30 USD 11,214 (1,399,962) (1,549,120) 149,158
Campbell's Co. (The) ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 11,820 (7,004) (27,254) 20,250
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 8,400 50,521 42,325 8,196
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 991 (13,325) (13,836) 511
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (52,276) (54,483) 2,207
General Mills, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/31 USD 3,887 (52,276) (54,483) 2,207
$ – $ – $ –
$ (2,017,635) $ (2,257,656) $ 240,021
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 NR EUR 800 $ 6,592 $ (1,755) $ 8,347
Prudential Financial, Inc. . 1 .00 Quarterly Bank of America NA 06/20/26 A USD 4,810 9,507 8,306 1,201
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 18,731 3,989 14,742

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 $ 67,831 $ 62,685 $ 5,146
Verizon Communications,
Inc. ............. 1 .00 Quarterly Bank of America NA 06/20/27 BBB+ USD 5,712 49,982 45,229 4,753
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 15,578 (18,997) 34,575
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 9,363 (10,394) 19,757
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 26,319 (29,215) 55,534
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 7,637 (8,727) 16,364
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/27 NR EUR 259 13,276 19,428 (6,152)
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 15,982 (19,381) 35,363
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 11,588 (13,992) 25,580
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 359 18,066 13,489 4,577
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 414 20,834 17,206 3,628
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 720 36,233 34,570 1,663
Altice France SA ...... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 400 20,130 15,257 4,873
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- EUR 257 15,549 20,401 (4,852)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- EUR 632 38,237 52,064 (13,827)
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,454 1,558 896
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 2,454 1,554 900
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 10,632 6,097 4,535
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 14,701 12,661 2,040
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 24,474 21,189 3,285
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 34,264 30,180 4,084
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 14,701 12,580 2,121
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 16,284 14,336 1,948
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 38,674 33,865 4,809
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 282 5,812 3,399 2,413
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 393 8,099 4,939 3,160
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,140 258,818 215,663 43,155
iTraxx Europe Crossover
Index Series 42.V3 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 887 107,277 126,280 (19,003)
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 62,146 55,722 6,424
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 61,567 43,762 17,805
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 12/20/30 BBB- USD 1,704 21,689 23,638 (1,949)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 24,027 27,451 (3,424)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 240 24,027 27,329 (3,302)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 250 25,028 29,588 (4,560)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 280 28,031 32,291 (4,260)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 47,052 54,804 (7,752)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 47,052 53,717 (6,665)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 120 12,013 14,019 (2,006)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/30 BB- USD 470 47,052 54,139 (7,087)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 1,760 176,195 197,570 (21,375)
CCO Holdings LLC .... 5 .00 Quarterly
Goldman Sachs
International 12/20/30 BB- USD 630 63,070 71,659 (8,589)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- USD 230 23,026 25,750 (2,724)
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/30 NR EUR 500 83,238 69,558 13,680

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Forvia SE ........... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB- EUR 2,659 $ 254,877 $ 242,139 $ 12,738
Oracle Corp. ......... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BBB USD 2,210 (70,419) (10,212) (60,207)
Petroleos Mexicanos ... 1 .00 Quarterly BNP Paribas SA 12/20/30 BBB USD 226 (19,280) (18,032) (1,248)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 12/20/30 BB+ USD 1,124 2,978 118 2,860
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 12/20/30 BB+ USD 180 477 19 458
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/30 BB+ USD 120 318 13 305
ZF Europe Finance BV .. 5 .00 Quarterly Bank of America NA 12/20/30 BB- EUR 364 21,463 41,538 (20,075)
$ 1,875,706 $ 1,711,044 $ 164,662
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day IBR Quarterly 9.31% Quarterly HSBC Bank plc N/A 12/17/27 COP 6,295,000 $ (75,116) $ — $ (75,116)
1-day IBR Quarterly 9.38% Quarterly HSBC Bank plc N/A 12/17/27 COP 6,295,000 (73,222) — (73,222)
1-day IBR Quarterly 9.54% Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/27 COP 12,491,466 (136,709) — (136,709)
4.50% Semi-Annual 1-day CLICP Semi-Annual Citibank NA N/A 12/17/27 CLP 8,324,121 60,485 — 60,485
4.59% Semi-Annual 1-day CLICP Semi-Annual HSBC Bank plc N/A 12/17/27 CLP 2,774,707 14,659 — 14,659
1-day IBR Quarterly 12.38% Quarterly
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/28 COP 28,352,073 20,973 — 20,973
9.36% Quarterly 1-day IBR Quarterly HSBC Bank plc N/A 12/17/29 COP 3,505,167 68,964 — 68,964
9.42% Quarterly 1-day IBR Quarterly HSBC Bank plc N/A 12/17/29 COP 3,505,167 67,168 — 67,168
9.54% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 12/17/29 COP 6,878,674 125,045 — 125,045
11.87% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc 06/17/26
(a)
06/17/30 COP 15,742,449 (21,510) — (21,510)
5.42% Semi-Annual 1-day CLICP Semi-Annual BNP Paribas SA 06/17/26
(a)
06/17/36 CLP 1,859,511 (17,581) — (17,581)
$ 33,156 $ — $ 33,156
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .01
1-day IBR ........................................... Colombian Reference Banking Indicator 9 .64
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .98
1-day THOR ......................................... Thailand Overnight Repo Rate ON 0 .99
1-day TIIEOIS ........................................ Mexico Interbank TIIE 1-day 6 .94
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .49
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 6 .75

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Reference Index Reference Rate
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .37%
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .62
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 3 .79
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,043,929,904 $ — $ 1,043,929,904
Common Stocks
Aerospace & Defense .................................... 57,951,039 45,672,030 — 103,623,069
Air Freight & Logistics .................................... 18,557,690 1,250,303 — 19,807,993
Automobile Components .................................. 4,907,556 4,726,075 — 9,633,631
Automobiles .......................................... — 12,162,440 — 12,162,440
Banks ............................................... 90,773,223 89,341,081 108 180,114,412
Beverages ........................................... 21,396,788 1,789,841 — 23,186,629
Biotechnology ......................................... — 4,701,434 — 4,701,434
Broadline Retail ........................................ 14,642,154 9,840,628 — 24,482,782
Building Products ....................................... 17,310,140 4,408,829 — 21,718,969
Capital Markets ........................................ 61,200,091 10,605,775 — 71,805,866
Chemicals ............................................ 30,725,577 21,264,450 — 51,990,027
Commercial Services & Supplies ............................. 963,784 10,192,299 — 11,156,083
Communications Equipment ................................ 7,517,687 3,229,848 — 10,747,535
Construction & Engineering ................................ 4,363,945 13,057,035 379,429 17,800,409
Construction Materials .................................... — 1,341,464 — 1,341,464
Consumer Finance ...................................... 6,013,526 — — 6,013,526
Consumer Staples Distribution & Retail ........................ 32,638,031 5,243,593 — 37,881,624
Containers & Packaging .................................. 6,424,789 219,788 — 6,644,577
Diversified Consumer Services .............................. 4,705,215 27,831 — 4,733,046
Diversified REITs ....................................... 7,511,784 6,856,146 — 14,367,930
Diversified Telecommunication Services ........................ 19,901,315 18,942,764 — 38,844,079
Electric Utilities ........................................ 155,459,184 22,383,186 — 177,842,370
Electrical Equipment ..................................... 11,192,430 12,131,351 — 23,323,781
Electronic Equipment, Instruments & Components ................. 10,447,400 6,544,392 — 16,991,792
Energy Equipment & Services .............................. 5,939,432 376,386 — 6,315,818
Entertainment ......................................... 6,767,611 884,827 — 7,652,438
Financial Services ...................................... 18,779,839 2,859,618 674,582 22,314,039
Food Products ......................................... 12,983,234 11,253,770 — 24,237,004
Gas Utilities ........................................... 11,772,279 8,993,819 — 20,766,098
Ground Transportation ................................... 48,259,538 3,690,248 — 51,949,786

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 33,859,394 $ 6,809,862 $ — $ 40,669,256
Health Care Providers & Services ............................ 47,602,252 1,100,352 — 48,702,604
Health Care REITs ...................................... 31,063,110 3,198,946 — 34,262,056
Health Care Technology .................................. — 26,687 — 26,687
Hotel & Resort REITs .................................... — 1,573,853 — 1,573,853
Hotels, Restaurants & Leisure .............................. 9,673,310 6,727,082 229,796 16,630,188
Household Durables ..................................... 1,246,154 13,603,668 — 14,849,822
Household Products ..................................... 6,613,184 3,225,785 — 9,838,969
Independent Power and Renewable Electricity Producers ............ 6,899,696 1,246,116 — 8,145,812
Industrial Conglomerates .................................. 849,873 18,396,931 — 19,246,804
Industrial REITs ........................................ 24,789,247 20,199,854 — 44,989,101
Insurance ............................................ 32,178,892 40,257,824 — 72,436,716
Interactive Media & Services ............................... 57,306,597 583,139 — 57,889,736
IT Services ........................................... 21,684,830 5,646,108 253,304 27,584,242
Leisure Products ....................................... 3,687,840 — — 3,687,840
Life Sciences Tools & Services .............................. — 1,148,392 — 1,148,392
Machinery ............................................ 52,794,449 17,112,641 — 69,907,090
Marine Transportation .................................... — 1,399,857 — 1,399,857
Media ............................................... — 13,985,138 524,384 14,509,522
Metals & Mining ........................................ 14,634,076 13,233,268 75 27,867,419
Multi-Utilities .......................................... 72,456,025 26,696,627 — 99,152,652
Office REITs .......................................... 10,860,404 45,243 — 10,905,647
Oil, Gas & Consumable Fuels ............................... 178,403,837 42,713,022 51 221,116,910
Passenger Airlines ...................................... — 773,025 — 773,025
Personal Care Products .................................. 451,560 3,387,401 — 3,838,961
Pharmaceuticals ....................................... 71,147,185 48,455,517 — 119,602,702
Professional Services .................................... 13,112,734 5,436,110 — 18,548,844
Real Estate Management & Development ....................... 2,238,476 29,631,941 8 31,870,425
Residential REITs ....................................... 28,104,224 2,589,557 — 30,693,781
Retail REITs .......................................... 21,490,944 2,899,240 — 24,390,184
Semiconductors & Semiconductor Equipment .................... 65,229,025 46,276,832 — 111,505,857
Software ............................................. 69,790,225 6,085,487 — 75,875,712
Specialized REITs ...................................... 49,956,449 4,226,763 — 54,183,212
Specialty Retail ........................................ 19,744,456 9,541,744 — 29,286,200
Technology Hardware, Storage & Peripherals .................... 32,971,053 25,685,216 — 58,656,269
Textiles, Apparel & Luxury Goods ............................ — 9,111,065 — 9,111,065
Tobacco ............................................. — 27,088,809 — 27,088,809
Trading Companies & Distributors ............................ 11,239,489 13,635,216 — 24,874,705
Transportation Infrastructure ............................... 25,660,771 34,708,162 — 60,368,933
Water Utilities ......................................... 1,938,874 5,518,963 — 7,457,837
Wireless Telecommunication Services ......................... 9,116,379 5,432,496 3 14,548,878
Corporate Bonds
Aerospace & Defense .................................... — 60,365,686 — 60,365,686
Air Freight & Logistics .................................... — 1,915,508 — 1,915,508
Automobile Components .................................. — 32,851,688 — 32,851,688
Automobiles .......................................... — 17,458,790 — 17,458,790
Banks ............................................... — 121,847,150 — 121,847,150
Beverages ........................................... — 766,452 — 766,452
Biotechnology ......................................... — 19,749,128 — 19,749,128
Broadline Retail ........................................ — 18,734,858 — 18,734,858
Building Products ....................................... — 22,746,207 — 22,746,207
Capital Markets ........................................ — 77,259,848 — 77,259,848
Chemicals ............................................ — 61,617,098 — 61,617,098
Commercial Services & Supplies ............................. — 62,958,291 — 62,958,291
Communications Equipment ................................ — 5,541,741 — 5,541,741
Construction & Engineering ................................ — 7,931,316 — 7,931,316
Consumer Finance ...................................... — 58,081,138 — 58,081,138
Consumer Staples Distribution & Retail ........................ — 16,885,316 — 16,885,316
Containers & Packaging .................................. — 41,499,260 — 41,499,260
Distributors ........................................... — 2,536,580 — 2,536,580
Diversified Consumer Services .............................. — 10,452,250 — 10,452,250
Diversified REITs ....................................... — 13,351,291 — 13,351,291
Diversified Telecommunication Services ........................ — 107,230,584 — 107,230,584
Electric Utilities ........................................ — 101,497,791 2,972,550 104,470,341
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 9,748,865 $ — $ 9,748,865
Electronic Equipment, Instruments & Components ................. — 5,563,507 — 5,563,507
Energy Equipment & Services .............................. — 23,718,843 — 23,718,843
Entertainment ......................................... — 6,801,568 — 6,801,568
Financial Services ...................................... — 60,781,231 11,293,229 72,074,460
Food Products ......................................... — 24,408,319 — 24,408,319
Gas Utilities ........................................... — 5,059,918 — 5,059,918
Ground Transportation ................................... — 38,234,790 — 38,234,790
Health Care Equipment & Supplies ........................... — 22,412,095 — 22,412,095
Health Care Providers & Services ............................ — 72,699,838 — 72,699,838
Health Care REITs ...................................... — 14,902,419 — 14,902,419
Health Care Technology .................................. — 1,259,209 — 1,259,209
Hotel & Resort REITs .................................... — 13,005,531 — 13,005,531
Hotels, Restaurants & Leisure .............................. — 76,992,863 — 76,992,863
Household Durables ..................................... — 15,406,464 — 15,406,464
Household Products ..................................... — 128,892 — 128,892
Independent Power and Renewable Electricity Producers ............ — 9,109,417 — 9,109,417
Industrial Conglomerates .................................. — 8,204,253 — 8,204,253
Industrial REITs ........................................ — 1,680,755 — 1,680,755
Insurance ............................................ — 82,160,976 — 82,160,976
Interactive Media & Services ............................... — 9,905,582 — 9,905,582
IT Services ........................................... — 73,953,148 — 73,953,148
Life Sciences Tools & Services .............................. — 3,974,751 — 3,974,751
Machinery ............................................ — 14,816,645 — 14,816,645
Media ............................................... — 78,498,774 — 78,498,774
Metals & Mining ........................................ — 52,542,156 — 52,542,156
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,633,536 — 2,633,536
Multi-Utilities .......................................... — 4,604,678 — 4,604,678
Office REITs .......................................... — 607,509 — 607,509
Oil, Gas & Consumable Fuels ............................... — 138,454,426 — 138,454,426
Paper & Forest Products .................................. — 5,510,759 — 5,510,759
Passenger Airlines ...................................... — 5,009,492 — 5,009,492
Personal Care Products .................................. — 4,407,959 — 4,407,959
Pharmaceuticals ....................................... — 56,242,034 — 56,242,034
Professional Services .................................... — 6,916,412 — 6,916,412
Real Estate Management & Development ....................... — 18,185,794 — 18,185,794
Residential REITs ....................................... — 4,431,816 — 4,431,816
Retail REITs .......................................... — 3,780,596 — 3,780,596
Semiconductors & Semiconductor Equipment .................... — 27,566,660 763,350 28,330,010
Software ............................................. — 64,471,264 3,456,250 67,927,514
Specialized REITs ...................................... — 14,781,189 — 14,781,189
Specialty Retail ........................................ — 24,635,652 — 24,635,652
Technology Hardware, Storage & Peripherals .................... — 4,177,872 — 4,177,872
Textiles, Apparel & Luxury Goods ............................ — 9,933,901 — 9,933,901
Tobacco ............................................. — 16,335,758 — 16,335,758
Trading Companies & Distributors ............................ — 30,687,983 — 30,687,983
Transportation Infrastructure ............................... — 630,167 — 630,167
Wireless Telecommunication Services ......................... — 33,234,300 — 33,234,300
Equity-Linked Notes ...................................... — 1,498,465,772 — 1,498,465,772
Fixed Rate Loan Interests
Financial Services ...................................... — — 30,157,582 30,157,582
Health Care Technology .................................. — 1,006,140 — 1,006,140
Software ............................................. — 1,949,156 — 1,949,156
Floating Rate Loan Interests
Aerospace & Defense .................................... — 17,896,701 — 17,896,701
Automobile Components .................................. — 12,420,711 — 12,420,711
Automobiles .......................................... — 2,665,407 — 2,665,407
Beverages ........................................... — 2,583,119 — 2,583,119
Biotechnology ......................................... — 3,237,363 — 3,237,363
Broadline Retail ........................................ — 3,885,050 — 3,885,050
Building Products ....................................... — 7,620,808 372,274 7,993,082
Capital Markets ........................................ — 26,962,844 5,430,380 32,393,224
Chemicals ............................................ — 21,122,773 1,258,148 22,380,921
Commercial Services & Supplies ............................. — 18,982,486 2,106,734 21,089,220
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Communications Equipment ................................ $ — $ 2,092,431 $ — $ 2,092,431
Construction & Engineering ................................ — 7,767,694 — 7,767,694
Construction Materials .................................... — 10,594,930 — 10,594,930
Consumer Staples Distribution & Retail ........................ — 4,626,063 — 4,626,063
Containers & Packaging .................................. — 15,488,029 — 15,488,029
Diversified Consumer Services .............................. — 4,148,585 — 4,148,585
Diversified Telecommunication Services ........................ — 10,607,849 — 10,607,849
Electric Utilities ........................................ — 5,218,858 — 5,218,858
Electrical Equipment ..................................... — 186,100 — 186,100
Electronic Equipment, Instruments & Components ................. — 2,302,809 3,147,838 5,450,647
Energy Equipment & Services .............................. — 1,903,975 — 1,903,975
Entertainment ......................................... — 18,860,433 — 18,860,433
Financial Services ...................................... — 17,155,735 17,757,145 34,912,880
Food Products ......................................... — 7,489,134 — 7,489,134
Gas Utilities ........................................... — 2,134,345 — 2,134,345
Ground Transportation ................................... — 3,941,957 10,263,676 14,205,633
Health Care Equipment & Supplies ........................... — 8,559,951 — 8,559,951
Health Care Providers & Services ............................ — 14,639,906 9,375 14,649,281
Health Care Technology .................................. — 6,929,813 1,019,238 7,949,051
Hotels, Restaurants & Leisure .............................. — 25,738,567 13,485,463 39,224,030
Household Durables ..................................... — 4,424,484 — 4,424,484
Household Products ..................................... — 1,357,125 — 1,357,125
Independent Power and Renewable Electricity Producers ............ — 3,890,103 — 3,890,103
Industrial Conglomerates .................................. — 10,513,576 — 10,513,576
Insurance ............................................ — 21,509,650 — 21,509,650
IT Services ........................................... — 21,309,606 — 21,309,606
Leisure Products ....................................... — 399,039 — 399,039
Life Sciences Tools & Services .............................. — 2,042,595 — 2,042,595
Machinery ............................................ — 25,002,110 507,168 25,509,278
Media ............................................... — 11,675,617 — 11,675,617
Multi-Utilities .......................................... — 2,096,165 — 2,096,165
Oil, Gas & Consumable Fuels ............................... — 9,938,870 1,284,403 11,223,273
Passenger Airlines ...................................... — 8,822,072 — 8,822,072
Pharmaceuticals ....................................... — 6,890,285 — 6,890,285
Professional Services .................................... — 9,788,998 — 9,788,998
Real Estate Management & Development ....................... — — 431,606 431,606
Semiconductors & Semiconductor Equipment .................... — 4,608,177 — 4,608,177
Software ............................................. — 44,296,588 1,292,719 45,589,307
Specialty Retail ........................................ — 12,492,837 — 12,492,837
Technology Hardware, Storage & Peripherals .................... — 2,152,500 — 2,152,500
Tobacco ............................................. — 99,517 — 99,517
Trading Companies & Distributors ............................ — 4,908,804 662,159 5,570,963
Transportation Infrastructure ............................... — 3,713,435 1,220,724 4,934,159
Wireless Telecommunication Services ......................... — 2,332,964 — 2,332,964
Foreign Agency Obligations ................................. — 29,007,234 — 29,007,234
Foreign Government Obligations .............................. — 206,807,942 — 206,807,942
Investment Companies .................................... 311,973,509 — — 311,973,509
Non-Agency Mortgage-Backed Securities ........................ — 1,055,322,351 25,295,843 1,080,618,194
Preferred Securities
Automobiles .......................................... — 4,878,907 — 4,878,907
Banks ............................................... — 88,018,251 — 88,018,251
Broadline Retail ........................................ — 1,688,938 — 1,688,938
Capital Markets ........................................ — 26,852,604 — 26,852,604
Chemicals ............................................ — 891,102 — 891,102
Construction Materials .................................... — 548,164 — 548,164
Consumer Finance ...................................... — 3,342,188 — 3,342,188
Diversified REITs ....................................... — 1,486,376 — 1,486,376
Diversified Telecommunication Services ........................ — 3,171,100 — 3,171,100
Electric Utilities ........................................ — 13,700,328 — 13,700,328
Financial Services ...................................... — 2,239,106 — 2,239,106
Gas Utilities ........................................... — 232,201 — 232,201
Household Products ..................................... — 5,170,287 — 5,170,287
Independent Power and Renewable Electricity Producers ............ — 5,082,248 — 5,082,248
Insurance ............................................ — 11,306,142 — 11,306,142
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ — $ 92,394 $ 92,394
Multi-Utilities .......................................... — 6,184,551 — 6,184,551
Oil, Gas & Consumable Fuels ............................... — 18,242,887 — 18,242,887
Passenger Airlines ...................................... — 2,145,951 — 2,145,951
Pharmaceuticals ....................................... — 3,682,824 — 3,682,824
Real Estate Management & Development ....................... — 9,284,273 — 9,284,273
Wireless Telecommunication Services ......................... — 2,267,411 — 2,267,411
Rights ................................................ — 2,048 — 2,048
U.S. Government Sponsored Agency Securities .................... — 7,877,869 — 7,877,869
Warrants .............................................. — — — —
Short-Term Securities
Foreign Government Obligations .............................. — 46,500,551 — 46,500,551
Money Market Funds ...................................... 899,890,736 — — 899,890,736
Options Purchased
Equity contracts .......................................... 6,990 17,842 — 24,832
Foreign currency exchange contracts ........................... — 915,853 — 915,853
Unfunded Floating Rate Loan Interests
(a)
........................... — — 61,623 61,623
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,527) (18,334) (19,861)
$ 2,929,771,530 $ 7,524,140,244 $ 136,385,277 $ 10,590,297,051
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 640,845 $ — $ 640,845
Equity contracts ........................................... 12,555 — — 12,555
Foreign currency exchange contracts ............................ 488,873 10,035,613 — 10,524,486
Interest rate contracts ....................................... 2,521,333 765,701 — 3,287,034
Liabilities
Credit contracts ........................................... — (199,057) — (199,057)
Equity contracts ........................................... (421,537) — — (421,537)
Foreign currency exchange contracts ............................ — (11,821,241) — (11,821,241)
Interest rate contracts ....................................... (24,633,914) (753,193) — (25,387,107)
$ (22,032,690) $ (1,331,332) $ — $ (23,364,022)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2025 ............................ $ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355 $ 109,413 $ 102,319 $ 127,477,148
Transfers into Level 3
(a)
..................................... — — — 10,431,125 — — — 10,431,125
Transfers out of Level 3
(b)
.................................... — — — (2,204,828) (19,926,612) — — (22,131,440)
Accrued discounts/premiums .................................. — 31,423 95,708 26,544 18,498 — — 172,173
Net realized gain (loss) ..................................... 435,309 — — (432,422) — — — 2,887
Net change in unrealized appreciation (depreciation)
(c)
................. (756,259) 95,288 178,916 (2,061,812) (1,929) (17,019) (59,030) (2,621,845)
Purchases .............................................. 826,089 7,804,363 16,599,640 74,021,252 16,560,531 — — 115,811,875
Sales ................................................. (1,193,270) (24) (16,677,855) (74,885,497) — — — (92,756,646)
Closing balance, as of March 31, 2026 ...........................
$ 2,061,740 $ 18,485,379 $ 30,157,582 $ 60,249,050 $ 25,295,843 $ 92,394 $ 43,289 $ 136,385,277
Net change in unrealized appreciation (depreciation) on investments still held at
March 31, 2026
(c)
.......................................
$ (756,259) $ 95,288 $ 178,916 $ (1,645,667) $ (1,929) $ (17,019) $ (59,030) $ (2,205,700)
(a)
As of July 31, 2025, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.
(b)
As of July 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Multi-Asset Income Portfolio

(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
PYG Paraguayan Guarani
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TIIEOIS Mexico Interbank TIIE 1-day
THOR Thailand Overnight Repo Rate ON
WIBOR Warsaw Interbank Offered Rate